UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number  811‑07747
Nuveen Multistate Trust I

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: May 31
Date of reporting period: November 30, 2025

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report November 30, 2025

Nuveen Arizona Municipal Bond Fund
Class A Shares/FAZTX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Arizona Municipal Bond Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$44	0.86%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$169,266,892

Total number of portfolio holdings	187

Portfolio turnover (%)	7%

What did the Fund invest in? (as of November 30, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67065L104_SAR_1125 5035326

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Arizona Municipal Bond Fund
Class C Shares/FZCCX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Arizona Municipal Bond Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$85	1.66%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$169,266,892

Total number of portfolio holdings	187

Portfolio turnover (%)	7%

What did the Fund invest in? (as of November 30, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67065L633_SAR_1125 5035326

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Arizona Municipal Bond Fund
Class I Shares/NMARX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Arizona Municipal Bond Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$34	0.66%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$169,266,892

Total number of portfolio holdings	187

Portfolio turnover (%)	7%

What did the Fund invest in? (as of November 30, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67065L401_SAR_1125 5035326

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Colorado Municipal Bond Fund
Class A Shares/FCOTX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Colorado Municipal Bond Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$40	0.79%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$469,446,121

Total number of portfolio holdings	257

Portfolio turnover (%)	6%

What did the Fund invest in? (as of November 30, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67065L609_SAR_1125 5035334

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Colorado Municipal Bond Fund
Class C Shares/FAFKX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Colorado Municipal Bond Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$81	1.59%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$469,446,121

Total number of portfolio holdings	257

Portfolio turnover (%)	6%

What did the Fund invest in? (as of November 30, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L625_SAR_1125 5035334

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Colorado Municipal Bond Fund
Class I Shares/FCORX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Colorado Municipal Bond Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$30	0.59%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$469,446,121

Total number of portfolio holdings	257

Portfolio turnover (%)	6%

What did the Fund invest in? (as of November 30, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67065L880_SAR_1125 5035334

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Maryland Municipal Bond Fund
Class A Shares/NMDAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Maryland Municipal Bond Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at
https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$39	0.76%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$247,412,454

Total number of portfolio holdings	189

Portfolio turnover (%)	7%

What did the Fund invest in? (as of November 30, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67065L831_SAR_1125 5035345

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Maryland Municipal Bond Fund
Class C Shares/NACCX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Maryland Municipal Bond Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$80	1.56%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$247,412,454

Total number of portfolio holdings	189

Portfolio turnover (%)	7%

What did the Fund invest in? (as of November 30, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67065L617_SAR_1125 5035345

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Maryland Municipal Bond Fund
Class I Shares/NMMDX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Maryland Municipal Bond Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$29	0.57%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$247,412,454

Total number of portfolio holdings	189

Portfolio turnover (%)	7%

What did the Fund invest in? (as of November 30, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67065L799_SAR_1125 5035345

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen New Mexico Municipal Bond Fund
Class A Shares/FNMTX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen New Mexico Municipal Bond Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$43	0.84%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$67,490,469

Total number of portfolio holdings	79

Portfolio turnover (%)	8%

What did the Fund invest in? (as of November 30, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67065L781_SAR_1125 5035372

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen New Mexico Municipal Bond Fund
Class C Shares/FNCCX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen New Mexico Municipal Bond Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$84	1.64%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$67,490,469

Total number of portfolio holdings	79

Portfolio turnover (%)	8%

What did the Fund invest in? (as of November 30, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L591_SAR_1125 5035372

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen New Mexico Municipal Bond Fund
Class I Shares/FNMRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen New Mexico Municipal Bond Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$33	0.64%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$67,490,469

Total number of portfolio holdings	79

Portfolio turnover (%)	8%

What did the Fund invest in? (as of November 30, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67065L757_SAR_1125 5035372

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Pennsylvania Municipal Bond Fund
Class A Shares/FPNTX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Pennsylvania Municipal Bond Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at
https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$42	0.81%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$354,981,798

Total number of portfolio holdings	238

Portfolio turnover (%)	9%

What did the Fund invest in? (as of November 30, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67065L740_SAR_1125 5035442

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Pennsylvania Municipal Bond Fund
Class C Shares/FPCCX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Pennsylvania Municipal Bond Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$83	1.61%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$354,981,798

Total number of portfolio holdings	238

Portfolio turnover (%)	9%

What did the Fund invest in? (as of November 30, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67065L583_SAR_1125 5035442

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Pennsylvania Municipal Bond Fund
Class I Shares/NBPAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Pennsylvania Municipal Bond Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$31	0.61%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$354,981,798

Total number of portfolio holdings	238

Portfolio turnover (%)	9%

What did the Fund invest in? (as of November 30, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67065L716_SAR_1125 5035442

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Virginia Municipal Bond Fund
Class A Shares/FVATX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Virginia Municipal Bond Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at
https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$37	0.72%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$549,919,538

Total number of portfolio holdings	246

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67065L690_SAR_1125 5035467

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Virginia Municipal Bond Fund
Class C Shares/FVCCX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Virginia Municipal Bond Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$78	1.52%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$549,919,538

Total number of portfolio holdings	246

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67065L575_SAR_1125 5035467

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Virginia Municipal Bond Fund
Class I Shares/NMVAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Virginia Municipal Bond Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$27	0.52%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$549,919,538

Total number of portfolio holdings	246

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67065L666_SAR_1125 5035467

2

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Portfolio of Investments November 30, 2025
Arizona
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.4%
X 166,591,384 MUNICIPAL BONDS - 98.4%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 20.3%
$ 1,000,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Green Series 2016B
5.000% 07/01/47 $ 1,000,917
1,500,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Green Series 2023A
5.500 07/01/48 1,627,503
1,000,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Green Series 2024A
5.000 07/01/54 1,053,071
1,620,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Refunding Series 2017B
5.000 07/01/42 1,650,859
225,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Series 2021C
4.000 07/01/44 222,811
500,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Series 2025A
5.000 07/01/44 540,840
1,250,000 Arizona Board of Regents, University of Arizona, System Revenue
Bonds, Refunding Series 2016
5.000 06/01/38 1,257,289
215,000 (a) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017A
5.125 07/01/37 215,482
220,000 Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017C
5.000 07/01/47 220,938
25,000 (a) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D
5.000 07/01/37 25,103
300,000 Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017F
5.000 07/01/37 305,298
725,000 Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017F
5.000 07/01/52 726,507
150,000 (a) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017G
5.000 07/01/47 140,584
230,000 (a) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Montessori Academy Projects, Refunding
Series 2017A
6.000 11/01/37 220,460
565,000 (a) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Somerset Academy of Las Vegas Aliante
and Skye Canyon Campus Projects, Series 2021A
4.000 12/15/51 437,404
775,000 Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds,  Arizona Agribusiness and Equine Center, Inc.
Project, Series 2017A
5.000 03/01/48 779,706
1,025,000 Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2017A
5.000 07/01/51 1,006,202
35,000 (a) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2017B
4.250 07/01/27 35,015
135,000 Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2018A
5.000 07/01/38 137,036
500,000 (a) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Pinecrest Academy of Nevada Horizon,
Inspirada and St. Rose Campus Projects, Series 2018A
5.750 07/15/38 503,229
65,000 (a) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Social Bonds Pensar Academy Project, Series
2020
4.000 07/01/30 63,128
2,950,000 Arizona Industrial Development Authority, Arizona, Lease
Revenue Bonds, University of Indianapolis - Health Pavilion
Project, Series 2019A
5.000 10/01/45 2,890,275
1,625,000 Glendale Industrial Development Authority, Arizona, Revenue
Bonds, Midwestern University, Series 2025
5.000 05/15/44 1,720,783
1,160,000 Industrial Development Authority, Pima County, Arizona,
Education Revenue Bonds, Center for Academic Success Project,
Refunding Series 2019
5.000 07/01/37 1,193,352
620,000 (a) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Arizona Autism Charter Schools
Project, Series 2020A
5.000 07/01/40 620,342

Portfolio of Investments November 30, 2025
(continued)
Arizona

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 735,000 (a) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Arizona Autism Charter Schools
Project, Social Series 2021A
4.000% 07/01/41 $ 640,773
145,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Great Hearts Academies Projects,
Series 2017A
5.000 07/01/37 147,449
210,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Great Hearts Academies Projects,
Series 2017C
5.000 07/01/48 210,591
1,000,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Highland Prep Project, Series 2019
5.000 01/01/37 1,049,188
750,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2019A
5.000 07/01/39 769,823
1,000,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2020
5.250 07/01/45 1,014,159
570,000 (a) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2021A
4.000 07/01/41 517,055
380,000 (a) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Paradise Schools Projects, Series
2016
5.000 07/01/47 348,510
825,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Reid Traditional School Projects,
Series 2016
5.000 07/01/36 826,217
2,500,000 Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Creighton University
Projects, Series 2020
5.000 07/01/47 2,552,980
1,000,000 Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Creighton University
Projects, Series 2020
4.000 07/01/50 903,040
1,000,000 McAllister Academic Village LLC, Arizona, Revenue Bonds,
Arizona State University Hassayampa Academic Village Project,
Refunding Series 2016
5.000 07/01/38 1,007,492
25,000 (a) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A
5.000 07/01/46 23,581
400,000 Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Great Hearts Academies Project, Series
2016A
5.000 07/01/41 399,710
220,000 (a) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Legacy Traditional Schools Projects,
Series 2015
5.000 07/01/35 220,117
350,000 (a) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Legacy Traditional Schools Projects,
Series 2016A
5.000 07/01/41 350,152
1,000,000 (a) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Northwest Christian School Project,
Series 2020A
5.000 09/01/45 871,511
750,000 Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Villa Montessori, Inc. Projects, Series
2015
5.000 07/01/35 750,454
800,000 Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Vista College Preparatory Project, Series
2018A
5.000 07/01/43 808,370
1,000,000 Phoenix Industrial Development Authority, Arizona, Lease
Revenue Bonds, Eastern Kentucky University Project, Series 2016
5.000 10/01/36 1,010,998
100,000 (a) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Champion Schools Project,
Series 2017
6.000 06/15/37 100,455
320,000 (a) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Champion Schools Project,
Series 2017
6.125 06/15/47 320,335

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 100,000 (b) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5.250% 07/01/36 $ 80,000
40,000 (a) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, San Tan Montessori School
Project, Series 2017
6.125 02/01/28 40,590
230,000 (a) Pima County Industrial Development Authority, Arizona,
Education Revenue Bonds, Noah Webster Schools Mesa Project,
Series 2015A
5.000 12/15/34 228,913
145,000 Pinal County Community College District, Arizona, Revenue
Bonds, Central Arizona College, Series 2017 - BAM Insured
5.000 07/01/34 146,357
460,000 (a) Yavapai County Industrial Development Authority,  Arizona,
Education Revenue Bonds, Arizona Agribusiness and Equine
Center Inc Project, Refunding Series 2015A
5.000 09/01/34 460,096
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 34,393,050
HEALTH CARE - 14.0%
405,000 Arizona Industrial Development Authority, Arizona, Lease
Revenue Bonds, Children's National Prince County Regional
Medical Center, Series 2020A
4.000 09/01/39 409,640
110,000 Arizona Industrial Development Authority, Arizona, Lease
Revenue Bonds, Children's National Prince County Regional
Medical Center, Series 2020A
4.000 09/01/40 110,224
225,000 Arizona Industrial Development Authority, Arizona, Lease
Revenue Bonds, Children's National Prince County Regional
Medical Center, Series 2020A
4.000 09/01/46 208,824
1,100,000 Arizona Industrial Development Authority, Hospital Revenue
Bonds, Phoenix Children's Hospital, Series 2020A
3.000 02/01/39 989,842
1,560,000 Arizona Industrial Development Authority, Hospital Revenue
Bonds, Phoenix Children's Hospital, Series 2021A
4.000 02/01/39 1,564,226
1,000,000 Arizona Industrial Development Authority, Hospital Revenue
Bonds, Phoenix Children's Hospital, Series 2021A
4.000 02/01/40 991,209
1,000,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, Honor Health, Series 2024D
5.000 12/01/44 1,047,424
600,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, HonorHealth, Series 2019A
5.000 09/01/36 626,054
870,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, HonorHealth, Series 2019A
4.125 09/01/42 847,323
1,750,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Refunding Series 2016A
5.000 01/01/32 1,792,074
2,000,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Refunding Series 2016A
5.000 01/01/35 2,042,733
1,145,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Refunding Series 2016A
5.000 01/01/38 1,167,805
1,665,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2019A
4.000 01/01/44 1,558,011
2,000,000 Phoenix Industrial Development Authority, Arizona, Lease
Revenue Bonds, Mayo/Brooks Rehabilitation Facility Project,
Series 2024A
5.000 10/31/44 2,125,273
565,000 Pima County Industrial Development Authority, Arizona, Revenue
Bonds, Tucson Medical Center, Series 2021A
4.000 04/01/39 565,193
295,000 Yavapai County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, Yavapai Regional Medical Center,
Refunding Series 2016
5.000 08/01/36 297,754
2,450,000 Yavapai County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, Yavapai Regional Medical Center,
Series 2019
4.000 08/01/43 2,325,075
875,000 Yuma Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yuma Regional Medical Center, Series 2024A
4.000 08/01/49 800,824
4,000,000 Yuma Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yuma Regional Medical Center, Series 2024A
5.250 08/01/49 4,199,179
TOTAL HEALTH CARE 23,668,687

Portfolio of Investments November 30, 2025
(continued)
Arizona

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY - 1.1%
$ 1,250,000 Arizona Industrial Development Authority, Student Housing
Revenue Bonds, Provident Group - NCCU Properties LLC- North
Carolina Central University, Series 2019A - BAM Insured
4.000% 06/01/44 $ 1,199,953
250,000 (a) Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2021A
5.375 10/01/56 205,647
500,000 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2022A
7.000 10/01/56 504,537
TOTAL HOUSING/MULTIFAMILY 1,910,137
HOUSING/SINGLE FAMILY - 2.0%
1,880,000 Maricopa County and Phoenix City Industrial Development
Authority, Arizona, Single Family Mortgage Revenue Bonds,
Series 2024C
4.750 09/01/49 1,907,566
960,000 Phoenix and Maricopa County Industrial Development Authority,
Arizona, Single Family Mortgage Revenue Bonds, Series 2024A
4.600 09/01/49 951,775
575,000 Tucson and Pima County Industrial Development Authority,
Arizona, Joint Single Family Mortgage Revenue Bonds, Series
2024A
4.750 07/01/49 583,562
TOTAL HOUSING/SINGLE FAMILY 3,442,903
INFORMATION TECHNOLOGY - 0.2%
275,000 (c) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2007, (AMT), (Mandatory Put 6/15/28)
4.100 12/01/37 275,673
TOTAL INFORMATION TECHNOLOGY 275,673
LONG-TERM CARE - 2.3%
120,000 Arizona Industrial Development Authority, Multifamily Housing
Revenue Bonds, Bridgewater Avondale Project, Series 2017
5.375 01/01/38 98,018
870,000 Phoenix Industrial Development Authority, Arizona, Multi-Family
Housing Revenue Bonds, 3rd and Indian Road Assisted Living
Project, Series 2016
5.400 10/01/36 703,739
1,500,000 (d) Phoenix Industrial Development Authority, Arizona, Senior Living
Rental Housing Revenue Bonds, Christian Care Surprise, Inc.
Project, Refunding Series 2025A
5.250 12/01/45 1,464,751
1,495,000 Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Friendship Village of Tempe Project, Refunding Series
2021A
4.000 12/01/46 1,247,335
530,000 (a) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
6.000 10/01/37 401,156
TOTAL LONG-TERM CARE 3,914,999
TAX OBLIGATION/GENERAL - 12.5%
550,000 Buckeye Union High School District 201, Maricopa County,
Arizona, General Obligation Bonds, School Improvement Project,
Refunding Series 2017 - BAM Insured
5.000 07/01/34 564,165
875,000 Buckeye, Arizona, General Obligation Bonds, Series 2025 5.000 07/01/44 945,021
1,000,000 Glendale, Arizona, General Obligation Bonds, Series 2024 5.000 07/01/43 1,088,159
1,500,000 Marana Unified School District No. 6 of Pima County, Arizona,
School Improvement Bonds, Project of 2014, Series 2018D -
AGM Insured
5.000 07/01/38 1,516,422
325,000 Maricopa County Elementary District 59 Laveen, Arizona,
General Obligation Bonds, School Improvement Project 2024,
Series 2025A
5.000 07/01/44 352,085
370,000 Maricopa County School District 214 Tolleson Union High,
Arizona, General Obligation Bonds, School Improvement Project
2017, Series 2018A
5.000 07/01/37 379,943
750,000 Maricopa County School District 3 Tempe Elementary, Arizona,
General Obligation Bonds, School Improvement, Project of 2022,
Series 2025B
5.000 07/01/42 826,547
1,050,000 Maricopa County Special Health Care District, Arizona, General
Obligation Bonds, Series 2018C
5.000 07/01/35 1,102,958
1,000,000 Maricopa County Unified School District 11, Peoria, Arizona,
General Obligation Bonds, School Improvement, Series 2018 -
BAM Insured
5.000 07/01/34 1,024,198

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 275,000 Maricopa County Unified School District 69 Paradise Valley,
Arizona, General Obligation Bonds, School Improvement Project
of 2015, Series 2021E
3.000% 07/01/40 $ 243,502
1,000,000 Maricopa County Unified School District 69 Paradise Valley,
Arizona, General Obligation Bonds, School Improvement Project
of 2023 Series 2025B
5.000 07/01/41 1,116,343
1,350,000 Maricopa County Unified School District 80, Chandler, Arizona,
School Improvement Bonds, 2019 Project, Series 2021B
3.000 07/01/40 1,196,076
1,000,000 Maricopa County Unified School District 95 Queen Creek,
Arizona, General Obligation Bonds, School Improvement Series
2020
4.000 07/01/38 1,018,894
860,000 Maricopa County Union High School District 210 Phoenix,
Arizona, General Obligation Bonds, School Improvement &
Project of 2011 Series 2017E
5.000 07/01/35 885,909
2,000,000 Maricopa County Union High School District 210 Phoenix,
Arizona, General Obligation Bonds, School Improvement Project
2011 and 2017, Series 2018
5.000 07/01/37 2,052,754
775,000 Maricopa County Union High School District 216 Agua Fria,
Arizona, General Obligation Bonds, School Improvement, Project
of 2023, Series 2024A
5.000 07/01/42 841,952
125,000 Maricopa County Union High School District 216 Agua Fria,
Arizona, General Obligation Bonds, School Improvement,
Projects of 2023 and 2024, Series 2025
5.000 07/01/44 134,747
750,000 Mohave County Union High School District 2 Colorado River,
Arizona, General Obligation Bonds, School Improvement Series
2017
5.000 07/01/35 767,889
690,000 Northwest Fire District of Pima County, Arizona, General
Obligation Bonds, Series 2017
5.000 07/01/36 708,092
750,000 Pima County Unified School District 20 Vail, Arizona, General
Obligation Bonds, Refunding School Improvement Series 2015 -
AGM Insured
5.000 07/01/33 750,948
1,800,000 Pima County Unified School District 30 Sahuarita, Arizona, School
Improvement Bonds, Series 2024 - BAM Insured
5.000 07/01/42 1,953,527
750,000 Pima County Unified School District 6 Marana, Arizona, General
Obligation Bonds, School Improvement, Project of 2014, Series
2019E - AGM Insured
4.000 07/01/39 760,718
800,000 Pinal County School District 4 Casa Grande Elementary, Arizona,
General Obligation Bonds, School improvement Project 2016,
Series 2017A - BAM Insured
5.000 07/01/36 817,372
55,000 Western Maricopa Education Center District 402, Maricopa
County, Arizona, General Obligation Bonds, School Improvement
Project 2012, Series2014B
4.500 07/01/33 55,042
TOTAL TAX OBLIGATION/GENERAL 21,103,263
TAX OBLIGATION/LIMITED - 22.1%
100,000 (a) Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian,
Ada County, Idaho, Series 2020
5.000 06/01/31 101,283
475,000 Cadence Community Facilities District, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 1, Series 2019
4.500 07/01/43 435,586
675,000 Cadence Community Facilities District, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 3, Series 2020
4.000 07/01/45 574,692
94,502 (a),(b) Cahava Springs Revitalization District, Cave Creek, Arizona,
Special Assessment Bonds, Series 2017A
7.000 07/01/41 66,151
500,000 Cottonwood, Arizona, Pledged Revenue Bonds, Series 2015 -
RAAI Insured
5.000 07/01/30 500,707
450,000 (a) Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2015
5.000 07/15/39 450,000
500,000 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2017 - AGM Insured
5.000 07/15/42 510,653
1,000,000 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2018 - BAM Insured
5.000 07/15/38 1,016,214
1,300,000 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2019 - BAM Insured
4.000 07/15/39 1,308,505
1,100,000 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2021 - BAM Insured
4.000 07/15/45 1,048,592

Portfolio of Investments November 30, 2025
(continued)
Arizona

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 143,000 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 1, Series 2013
5.250% 07/01/38 $ 143,000
299,000 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 1, Series 2019
5.200 07/01/43 281,984
499,000 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 12, Series 2021
3.250 07/01/35 437,016
210,000 Eastmark Community Facilities District 2, Mesa, Arizona, General
Obligation Bonds, Series 2020
4.000 07/15/30 209,024
480,000 Eastmark Community Facilities District 2, Mesa, Arizona, General
Obligation Bonds, Series 2020
4.000 07/15/35 462,191
45,000 Estrella Mountain Ranch Community Facilities District, Goodyear,
Arizona, General Obligation Bonds, Refunding Series 2017 -
AGM Insured
5.000 07/15/32 46,279
750,000 Estrella Mountain Ranch Community Facilities District, Goodyear,
Arizona, Special Assessment Revenue Bonds, Lucero Assessment
District 2, Series 2023
5.750 07/01/46 754,757
260,000 Festival Ranch Community Facilities District, Buckeye, Arizona,
General Obligation Bonds, Series 2018 - BAM Insured
5.000 07/15/38 264,982
1,500,000 Festival Ranch Community Facilities District, Buckeye, Arizona,
General Obligation Bonds, Series 2020 - BAM Insured
4.000 07/15/40 1,503,036
1,000,000 Festival Ranch Community Facilities District, Buckeye, Arizona,
General Obligation Bonds, Series 2022 - AGM Insured
5.000 07/15/42 1,035,876
201,000 Festival Ranch Community Facilities District, Buckeye, Arizona,
Special Assessment Revenue Bonds,  Assessment District 11,
Series 2017
5.200 07/01/37 196,153
1,129,000 Floreo at Teravalis Community Facilities District, Arizona, Special
Assessment Revenue Bonds, District 1 Series 2025
5.150 07/01/35 1,168,852
500,000 Maricopa, Arizona, Pledged Revenue Obligations, Series 2023 5.250 07/15/43 545,749
470,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5.000 10/01/39 487,960
165,000 Merrill Ranch Community Facilities District 2, Florence, Arizona,
General Obligation Bonds, Series 2017 - BAM Insured
5.000 07/15/42 167,500
1,500,000 Pinal County, Arizona, Pledged Revenue Obligations, Series 2019 4.000 08/01/39 1,511,118
1,750,000 Pinal County, Arizona, Pledged Revenue Obligations, Series 2025
- BAM Insured
5.000 08/01/44 1,873,598
1,250,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4.550 07/01/40 1,247,094
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/46 340,998
1,200,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.536 07/01/53 1,094,552
1,420,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.784 07/01/58 1,340,579
4,900,000 Queen Creek, Arizona, Excise Tax & State Shared Revenue
Obligation Bonds, Series 2020
4.000 08/01/50 4,547,224
2,000,000 Queen Creek, Arizona, Excise Tax and State Shared Revenue
Obligation Bonds, Series 2024
5.000 08/01/54 2,099,428
275,000 Sedona, Arizona, Excise Tax Revenue Bonds, Series 2024 - AGM
Insured
5.000 07/01/43 291,775
510,000 Superstition Vistas Community Facilities District 1, Apache
Junction, Arizona, Special Assessment Revenue Bonds, Series
2023
6.000 07/01/47 525,290
210,000 Superstition Vistas Community Facilities District 2, Arizona,
Special Assessment Bonds, Assessment Area 2, Series 2025
5.200 07/01/35 215,922
805,000 Surprise, Arizona, Pledged Revenue Bonds, Refunding Series
2015
5.000 07/01/30 806,138
1,150,000 Tartesso West Community Facility District, Buckeye, Arizona,
Limited Tax General Obligation Bonds, Series 2021 - AGM
Insured
4.000 07/15/41 1,153,696
600,000 Tempe, Arizona, Excise Tax Revenue Bonds, Refunding Series
2016
5.000 07/01/31 608,020
750,000 Verrado District 1 Community Faciliites District, Buckeye, Arizona,
General Obligation Bonds, Series 2023 - BAM Insured
5.000 07/15/43 782,566
815,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2012A - AGM Insured
5.000 10/01/32 817,392

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 275,000 Vistancia North Community Facilities District, Peoria, Arizona,
General Obligation Bonds, Series 2024 - AGM Insured
4.375% 07/15/49 $ 266,514
1,090,000 (a) Vistancia West Community Facilities District, Peoria, Arizona,
General Obligation Bonds, Series 2016
5.000 07/15/29 1,091,448
2,260,000 Yavapai County Jail District, Arizona, Pleged Revenue Obligation
Bonds, Series 2020 - BAM Insured
4.000 07/01/40 2,266,997
840,000 Yuma County, Arizona, Pledge Revenue Obligations, Series 2022
- BAM Insured
4.250 07/15/42 848,519
TOTAL TAX OBLIGATION/LIMITED 37,445,610
TRANSPORTATION - 3.5%
1,500,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019B, (AMT)
5.000 07/01/49 1,518,288
725,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Refunding Junior Lien Series 2025
5.000 07/01/44 778,832
2,000,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Senior Lien Series 2017A, (AMT)
5.000 07/01/47 2,007,320
1,000,000 Phoenix Civic Improvement Corporation, Arizona, Rental Car
Facility Charge Revenue Bonds, Series 2019A
5.000 07/01/32 1,072,406
500,000 Phoenix Civic Improvement Corporation, Arizona, Rental Car
Facility Charge Revenue Bonds, Series 2019A
5.000 07/01/38 526,685
TOTAL TRANSPORTATION 5,903,531
U.S. GUARANTEED - 0.9% (e)
250,000 Estrella Mountain Ranch Community Facilities District, Goodyear,
Arizona, General Obligation Bonds, Refunding Series 2017, (Pre-
refunded 7/15/27) - AGM Insured
5.000 07/15/32 259,636
145,000 Queen Creek, Arizona, Excise Tax & State Shared Revenue
Obligation Bonds, Refunding Series 2016, (Pre-refunded
8/01/26)
4.000 08/01/33 146,008
155,000 Queen Creek, Arizona, Excise Tax & State Shared Revenue
Obligation Bonds, Refunding Series 2016, (Pre-refunded
8/01/26)
4.000 08/01/35 156,078
880,000 Scottsdale Municipal Property Corporation, Arizona, Excise Tax
Revenue Bonds, Refunding Series 2017, (Pre-refunded 7/01/27)
5.000 07/01/36 913,824
TOTAL U.S. GUARANTEED 1,475,546
UTILITIES - 19.5%
1,000,000 Carefree Utilities Community Facilities District, Arizona, Water
System Revenue Bonds, Series 2021
4.000 07/01/51 917,923
1,285,000 Central Arizona Water Conservation District, Arizona, Water
Delivery O&M Revenue Bonds, Series 2016
5.000 01/01/35 1,288,095
1,500,000 City of Mesa, Arizona, Utility System Revenue Bonds, Series
2022C
5.000 07/01/36 1,760,843
1,200,000 Glendale, Arizona, Water and Sewer Revenue Bonds, Refunding
Senior Lien Series 2025
5.000 07/01/44 1,300,008
1,805,000 Glendale, Arizona, Water and Sewer Revenue Bonds, Senior Lien
Series 2022A
5.000 07/01/41 1,959,673
790,000 Goodyear, Arizona, Water and Sewer Revenue Obligations,
Refunding Subordinate Lien Series 2016 - AGM Insured
5.000 07/01/45 791,445
1,500,000 Goodyear, Arizona, Water and Sewer Revenue Obligations,
Subordinate Lien Series 2020 - AGM Insured
4.000 07/01/45 1,457,339
1,215,000 Goodyear, Arizona, Water and Sewer Revenue Obligations,
Subordinate Lien Series 2025
5.000 07/01/44 1,300,233
500,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Refunding Series 2017
5.000 07/01/40 507,338
735,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2016
5.000 07/01/36 739,995
150,000 Guam Power Authority, Revenue Bonds, Refunding Series 2024A 5.000 10/01/42 157,206
500,000 Mesa, Arizona, Utility System Revenue Bonds, Series 2018 5.000 07/01/42 515,494
1,000,000 Mesa, Arizona, Utility System Revenue Bonds, Series 2020 3.000 07/01/44 798,606
1,830,000 Mesa, Arizona, Utility System Revenue Bonds, Series 2022A -
BAM Insured
5.000 07/01/46 1,918,929
1,000,000 Phoenix Civic Improvement Corporation, Arizona, Wastewater
System Revenue Bonds, Junior Lien Series 2023
5.250 07/01/47 1,075,615
585,000 Phoenix Civic Improvement Corporation, Arizona, Wastewater
System Revenue Bonds, Refunding Junior Lien Series 2014
5.000 07/01/29 585,823

Portfolio of Investments November 30, 2025
(continued)
Arizona

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 2,185,000 Phoenix Civic Improvement Corporation, Arizona, Water System
Revenue Bonds, Junior Lien Sustainability Series 2020A
5.000% 07/01/44 $ 2,279,794
1,000,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
5.000 07/01/33 1,045,032
1,000,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
5.000 07/01/37 1,034,934
2,500,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Series 2023A
5.000 01/01/50 2,612,205
4,000,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Series 2024A
5.250 01/01/54 4,286,480
1,575,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Series 2025
5.000 01/01/48 1,684,280
1,805,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series
2007
5.000 12/01/37 1,960,448
1,000,000 Tucson, Arizona, Water System Revenue Bonds, Obligations
Series 2024
5.000 07/01/44 1,080,247
TOTAL UTILITIES 33,057,985
TOTAL MUNICIPAL BONDS
(Cost $168,449,010) 166,591,384
TOTAL LONG-TERM INVESTMENTS
(Cost $168,449,010) 166,591,384
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.6%
X 4,400,000 MUNICIPAL BONDS - 2.6%   X –
HEALTH CARE - 1.8%
$ 3,000,000 (f) Phoenix Industrial Development Authority, Arizona, Health Care
Facilities Revenue Bonds, Mayo Clinic, Series 2014B
2.250 11/15/52 $ 3,000,000
TOTAL HEALTH CARE 3,000,000
TAX OBLIGATION/LIMITED - 0.8%
1,400,000 (f) Salt River Pima-Maricopa Indian Community, Arizona, Variable
Rate Demand Bonds, Series 2006
2.880 10/01/26 1,400,000
TOTAL TAX OBLIGATION/LIMITED 1,400,000
TOTAL MUNICIPAL BONDS
(Cost $4,400,000) 4,400,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,400,000) 4,400,000
TOTAL INVESTMENTS - 101.0%
(Cost $172,849,010) 170,991,384
OTHER ASSETS & LIABILITIES, NET - (1.0)% (1,724,492)
NET ASSETS - 100% $ 169,266,892
AMT Alternative Minimum Tax
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $10,778,486 or 6.3% of Total Investments.
(b) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(c) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) When-issued or delayed delivery security.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Portfolio of Investments November 30, 2025
Colorado
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.6%
X 458,292,703 MUNICIPAL BONDS - 97.6%   X –
CONSUMER DISCRETIONARY - 0.7%
$ 500,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000% 12/01/29 $ 506,777
1,000,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/32 1,012,734
2,000,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/35 2,019,863
TOTAL CONSUMER DISCRETIONARY 3,539,374
EDUCATION AND CIVIC ORGANIZATIONS - 4.7%
720,000 Colorado Educational and Cultural Facilities Authority Charter
School Revenue Bonds, Monument Academy Charter School
Project, Refunding Series 2014
3 .625 10/01/29 716,820
2,000,000 (a) Colorado Educational and Cultural Facilities Authority
Education Revenue Bonds, Colorado, Rocky Mountain School of
Expeditionary Learning Project, Series 2019
5 .000 03/01/50 1,859,414
500,000 (a) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Aspen Ridge School Project, Series
2015A
5 .000 07/01/36 500,143
500,000 (a) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Aspen Ridge School Project, Series
2015A
5 .250 07/01/46 496,102
505,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Community Leadership Academy, Inc.
Second Campus Project, Series 2013
7 .350 08/01/43 505,754
215,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Douglas County School District RE-1 -
DCS Montessori School, Refunding & Improvement Series 2012
4 .000 07/15/27 215,093
350,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Littleton Preparatory Charter School,
Series 2013
5 .000 12/01/33 350,221
100,000 (a) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, New Summit Charter Academy Project,
Series 2021A
4 .000 07/01/41 84,050
100,000 (a) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, New Summit Charter Academy Project,
Series 2021A
4 .000 07/01/51 73,893
1,000,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, The Classical Academy Project,
Refunding Series 2015A
5 .000 12/01/38 1,000,602
705,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Twin Peaks Charter Academy, Series
2011B
7 .500 03/15/35 705,932
600,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Union Colony School Project, Series
2018
5 .000 04/01/38 614,029
1,000,000 (a) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, University of Northern Colorado Lab
School, Refunding & Improvement Series 2015
5 .000 12/15/45 978,460
500,000 Colorado Educational and Cultural Facilities Authority,
Independent School Revenue Bonds, Kent Denver School
Project, Series 2016
5 .000 10/01/36 504,680
255,000 (a) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Rocky Mountain Classical Academy Project, Refunding
Series 2019
5 .000 10/01/49 234,618
1,000,000 (a) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Rocky Mountain Classical Academy Project, Refunding
Series 2019
5 .000 10/01/59 887,403
1,000,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, University of Denver, Series 2017A
4 .000 03/01/35 1,007,301

Portfolio of Investments November 30, 2025
(continued)
Colorado

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 3,000,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, University of Denver, Series 2017A
5 .000% 03/01/47 $ 3,035,647
400,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, West Ridge Academy Charter School, Refunding &
Improvement Series 2019
5 .000 06/01/49 399,984
1,500,000 Colorado School of Mines Board of Trustees, Golden, Colorado,
Institutional Enterprise Revenue Bonds, Series 2023C
5 .250 12/01/53 1,582,207
1,335,000 Colorado State Board of Governors, Colorado State University
Auxiliary Enterprise System Revenue Bonds, Refunding Series
2017A
4 .000 03/01/34 1,354,047
2,000,000 Colorado State Board of Governors, Colorado State University
Auxiliary Enterprise System Revenue Bonds, Refunding Series
2017E
4 .000 03/01/43 1,950,013
1,000,000 (a) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 1,010,316
2,000,000 University of Northern Colorado at Greeley, Institutional
Enterprise System Revenue Bonds, Refunding Series 2015A
5 .000 06/01/40 2,001,180
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 22,067,909
HEALTH CARE - 17.1%
1,760,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A
5 .000 11/15/37 1,877,486
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A
4 .000 11/15/43 941,201
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A
4 .000 11/15/46 934,267
2,000,000 (b) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2023A-2, (Mandatory Put
11/15/33)
5 .000 11/15/57 2,258,966
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health System/Sunbelt Obligated Group, Series 2016A
4 .000 11/15/46 923,932
3,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health System/Sunbelt Obligated Group, Series 2018A
5 .000 11/15/48 3,040,733
7,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Children's Hospital Colorado Project, Series 2016A
5 .000 12/01/44 7,018,929
5,250,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1
4 .000 08/01/44 4,771,978
270,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/44 272,680
3,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
4 .000 08/01/49 2,631,417
500,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .250 11/01/38 548,549
5,095,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .500 11/01/47 5,391,288
4,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .250 11/01/52 4,128,825
5,750,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2024A
5 .250 12/01/54 5,957,603
3,300,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Craig Hospital Project, Series 2025A
5 .250 12/01/50 3,459,780
2,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A
5 .000 05/15/52 2,057,263
8,055,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2024A
5 .000 05/15/54 8,249,449
2,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sanford Health, Series 2019A
4 .000 11/01/39 1,998,654
3,950,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sanford Health, Series 2019A
5 .000 11/01/49 4,011,012
3,500,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
SCL Health System, Refunding Series 2019A
4 .000 01/01/35 3,583,071
1,590,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Valley View Hospital Association, Refunding Series 2017A
4 .000 05/15/34 1,603,599
1,050,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Valley View Hospital Association, Refunding Series 2017A
4 .000 05/15/35 1,058,068

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 2,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Valley View Hospital Association, Series 2015
5 .000% 05/15/45 $ 2,000,670
375,000 Del Norte, Colorado, Healthcare Facilities Revenue Bonds, Rio
Grande Hospital Refunding Project, Refunding Series 2024
5 .700 12/01/49 370,382
600,000 Delta County Memorial Hospital District, Colorado, Enterprise
Revenue Bonds, Refunding Series 2010
5 .500 09/01/30 581,992
475,000 Denver Health and Hospitals Authority, Colorado, Healthcare
Revenue Bonds, Series 2014A
5 .000 12/01/39 475,839
7,250,000 Denver Health and Hospitals Authority, Colorado, Healthcare
Revenue Bonds, Series 2025A
5 .125 12/01/50 7,357,461
440,000 Denver Health and Hospitals Authority, Colorado, Healthcare
Revenue Bonds, Series 2025A
6 .000 12/01/55 476,576
2,500,000 (a) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6 .625 12/01/56 2,507,683
TOTAL HEALTH CARE 80,489,353
HOUSING/MULTIFAMILY - 0.5%
145,000 Denver City & County Housing Authority, Colorado, Capital Fund
Program Revenue Bonds, Three Tower Rehabilitation, Series
2007 - AGM Insured, (AMT)
5 .200 11/01/27 145,262
2,000,000 Denver City and County Housing Authority, Colorado, Multifamily
Housing Revenue Bonds, Flo Senior Apartments Project,
Sustainability Green Series 2023A
4 .500 07/01/41 2,049,864
TOTAL HOUSING/MULTIFAMILY 2,195,126
LONG-TERM CARE - 1.6%
500,000 (a),(c) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes Project, Series 2016
6 .125 02/01/46 338,030
1,315,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Christian Living Neighborhoods Project, Refunding Series 2016
5 .000 01/01/31 1,315,749
3,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Christian Living Neighborhoods Project, Refunding Series 2016
5 .000 01/01/37 3,001,059
1,200,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Frasier Meadows Project, Refunding & Improvement Series
2017A
5 .250 05/15/47 1,203,537
1,500,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Frasier Project, Refunding Bonds Series 2025A
5 .250 05/15/48 1,520,425
TOTAL LONG-TERM CARE 7,378,800
TAX OBLIGATION/GENERAL - 9.1%
2,000,000 Delta County Joint School District 50 Delta, Gunnison, Montrose
and Mesa Counties, Colorado, General Obligation Bonds, Series
2023
5 .000 12/01/47 2,098,051
3,000,000 Denver School District 1, Colorado, General Obligation Bonds,
Series 2021
4 .000 12/01/41 3,042,454
4,625,000 Denver School District 1, Colorado, General Obligation Bonds,
Series 2022A
5 .000 12/01/45 4,889,000
480,000 Eagle River Water and Sanitation District, Eagle County,
Colorado, General Obligation Bonds, Series 2016
4 .500 12/01/36 485,755
2,500,000 Eagle River Water and Sanitation District, Eagle County,
Colorado, General Obligation Bonds, Series 2016
5 .000 12/01/45 2,502,133
1,220,000 El Paso County School District 20, Academy, Colorado, General
Obligation Bonds, Series 2017
4 .000 12/15/40 1,224,019
600,000 Foothills Park and Recreation District, Subdistrict A, Jefferson
County, Colorado, General Obligation Bonds, Refunding Series
2015 - AGM Insured
3 .250 12/01/29 600,240
440,000 Foothills Park and Recreation District, Subdistrict A, Jefferson
County, Colorado, General Obligation Bonds, Refunding Series
2015 - AGM Insured
5 .000 12/01/30 440,615
1,275,000 Foothills Park and Recreation District, Subdistrict A, Jefferson
County, Colorado, General Obligation Bonds, Refunding Series
2015 - AGM Insured
5 .000 12/01/31 1,276,722
3,000,000 Grand County School District 2 East Grand, Colorado, General
Obligation Bonds, Series 2022
4 .000 12/01/46 2,868,638
655,000 Grand River Hospital District, Garfield and Mesa Counties,
Colorado, General Obligation Bonds, Series 2018 - AGM Insured
5 .250 12/01/34 686,599

Portfolio of Investments November 30, 2025
(continued)
Colorado

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,750,000 Grand River Hospital District, Garfield and Mesa Counties,
Colorado, General Obligation Bonds, Series 2018 - AGM Insured
5 .250% 12/01/37 $ 1,815,528
3,000,000 Gunnison Watershed School District RE1J, Gunnison and
Saguache Counties, Colorado, General Obligation Bonds, Series
2023
5 .000 12/01/47 3,147,077
2,000,000 Larimer and Weld Counties School District Re-5J, Colorado,
General Obligation Bonds, Series 2021
4 .000 12/01/40 2,022,796
750,000 Louisville, Boulder County, Colorado, General Obligation Bonds,
Limited Tax, Series 2017
4 .000 12/01/35 754,924
1,140,000 Roaring Fork Transporation Authority, Colorado, Property Tax
Revenue Bonds, Series 2021A
4 .000 12/01/46 1,090,083
2,410,000 Weld County School District 6, Greeley, Colorado, General
Obligation Bonds, Series 2020
5 .000 12/01/44 2,498,528
8,500,000 Weld County School District RE-4, Windsor, Colorado, General
Obligation Bonds, Series 2023
5 .250 12/01/47 9,081,725
2,000,000 Westminster Public Schools, Adams County, Colorado,
Certificates of Participation, Series 2019 - AGM Insured
5 .000 12/01/43 2,052,294
TOTAL TAX OBLIGATION/GENERAL 42,577,181
TAX OBLIGATION/LIMITED - 36.6%
3,625,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2019
5 .000 12/01/51 3,385,677
368,328 Alpine Mountain Ranch Metropolitan District, Routt County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Refunding Series 2021
4 .000 12/01/40 343,126
1,070,000 Anthem West Metropolitan District, Colorado, General
Obligation Bonds, Refunding Series 2015 - BAM Insured
5 .000 12/01/35 1,071,301
1,020,000 Arista Metropolitan District, Broomfield County, Colorado,
General Obligation Limited Tax Bonds, Refunding Convertible to
Unlimited Tax Series 2023A - BAM Insured
5 .000 12/01/48 1,058,761
1,275,000 Arvada, Colorado, Sales and Use Tax Revenue Bonds, Series
2023
5 .000 12/01/41 1,402,070
1,335,000 Arvada, Colorado, Sales and Use Tax Revenue Bonds, Series
2023
5 .000 12/01/42 1,455,718
500,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5 .000 12/01/48 496,578
2,000,000 Baseline Metropolitan District 1, In the City and County of
Broomfield, Colorado, Special Revenue Bonds, Refunding and
Improvement Series 2024A
4 .250 12/01/54 1,941,816
4,000,000 Brighton Crossing Metropolitan District 4, Colorado, General
Obligation Bonds, Limited Tax  Refunding Series 2024
4 .000 12/01/47 3,811,366
302,000 (a) Broadway Park North Metropolitan District 2, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2020
3 .375 12/01/26 297,582
5,055,000 Bromley Park Metropolitan District 3, Adams County, Colorado,
General Obligation Bonds, Limited Tax Refunding Series 2024
4 .000 12/01/44 4,754,714
2,500,000 Bromley Park Metropolitan District No. 2, In the City of Brighton,
Adams and Weld Counties, Colorado, Senior General Obligation
Limited Tax Refunding Bonds, Series 2023 - BAM Insured
5 .375 12/01/53 2,663,070
1,020,000 Buffalo Ridge Metropolitan District (In the City of Commerce
City), Adams County, Colorado, General Obligation Refunding
and Improvement Bonds, Series 2018A - BAM Insured
5 .000 12/01/34 1,075,987
1,000,000 Buffalo Ridge Metropolitan District (In the City of Commerce
City), Adams County, Colorado, General Obligation Refunding
and Improvement Bonds, Series 2018A - BAM Insured
4 .000 12/01/47 919,410
250,000 Canyons Metropolitan District 5, Douglas County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Refunding and Improvement Series 2024A - BAM Insured
5 .250 12/01/59 260,757
1,237,000 CCP Metropolitan District 3, Colorado, General Obligation
Bonds, Limited Tax Refunding Series 2024
5 .000 12/01/53 1,235,344
1,145,000 (a) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000 12/01/47 1,139,736
500,000 Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Improvement Bonds, Series 2022
6 .500 12/01/53 524,668

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 480,000 Cherry Creek Corporate Center Metropolitan District, Arapahoe
County, Colorado, Revenue Bonds, Refunding Senior Lien Series
2015A
5 .000% 06/01/37 $ 480,172
1,725,000 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018
5 .875 12/01/46 1,726,582
2,000,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2017J
5 .250 03/15/42 2,030,642
1,000,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2021S
4 .000 03/15/41 1,004,288
5,000,000 Colorado State, Certificates of Participation, Higher Education
Health Sciences Facilities Series 2024A
4 .000 11/01/49 4,675,063
1,780,000 Colorado State, Certificates of Participation, Lease Purchase
Agreement Department of Transportation Second Amended &
Restated Headquaters Facilities, Refunding Series 2020
4 .000 06/15/38 1,817,019
2,000,000 Commerce City, Colorado, Sales and Use Tax Revenue Bonds,
Refunding Series 2015 - BAM Insured
5 .000 08/01/36 2,001,861
2,295,000 Copperleaf Metropolitan District 2, Arapahoe County, Colorado,
Limited Tax General Obligation Bonds, Refunding Convertible to
Unlimited Tax Series 2020 - BAM Insured
4 .000 12/01/45 2,216,952
1,250,000 Cottonwood Highlands Metropolitan District 1, Parker, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited
Tax Refunding Series 2024
4 .250 12/01/49 1,171,973
2,500,000 Cottonwood Highlands Metropolitan District 1, Parker, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited
Tax Refunding Series 2024
4 .250 12/01/54 2,293,533
1,000,000 Cross Creek Metropolitan District 2, Aurora, Colorado, Unlimited
Tax General Obligation Bonds, Refunding Series 2018 - AGM
Insured
4 .000 12/01/45 964,685
2,000,000 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Series 2024A - BAM Insured
4 .375 12/01/54 1,876,822
1,250,000 Crystal Valley Metropolitan District 2, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2020A - AGM Insured
4 .000 12/01/44 1,222,760
621,000 Cumberland Green Metropolitan District, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Series 2015
5 .250 12/01/45 621,001
2,955,000 Denver City and County, Colorado, Dedicated Tax Revenue
Bonds, Refunding & Improvement Series 2016A
5 .000 08/01/42 2,973,477
1,000,000 Denver City and County, Colorado, Dedicated Tax Revenue
Bonds, Series 2021A
4 .000 08/01/35 1,052,164
1,785,000 Denver City and County, Colorado, Dedicated Tax Revenue
Bonds, Series 2021A
4 .000 08/01/40 1,806,046
115,000 (a) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement Area,
Series 2018A
5 .250 12/01/39 115,507
2,580,000 Douglas County School District, Number RE1, Douglas and
Elbert Counties. Colorado, General Obligation Bonds, Series
2024
5 .000 12/15/44 2,790,993
5,500,000 Ebert Metropolitan District, Denver Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2018A-1 - BAM
Insured
5 .000 12/01/43 5,678,321
2,000,000 El Paso County School District 49 Falcon, Colorado, Certificates
of Participation, Series 2017B
5 .000 12/15/42 2,010,569
575,000 Erie Farm Metropolitan District, Erie, Boulder County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement, Series 2021 - AGM Insured
5 .000 12/01/41 611,787
1,000,000 Erie, Colorado, Certificates of Participation, Series 2010 5 .000 11/01/37 1,000,356
500,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
6 .000 12/01/38 493,055
1,525,000 Foothills Park and Recreation District, Jefferson County,
Colorado, Lease Revenue Bonds, Certificates of Participation,
Series 2021
4 .000 12/01/33 1,602,098

Portfolio of Investments November 30, 2025
(continued)
Colorado

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 890,000 Four Corners Business Improvement District, Erie, Boulder
County, Colorado, Limited Tax Supported Revenue Bonds, Series
2022
6 .000% 12/01/52 $ 899,801
500,000 Future Legends Sports Park Business Improvement District,
Colorado, Limited Tax General Obligation Bonds Series 2022A
and Subordinate Limited Tax General Obligation Bonds Series
2022B
6 .000 12/01/52 400,644
800,000 Glen Metropolitan District 1, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2016A - BAM Insured
4 .500 12/01/45 800,330
600,000 Gold Hill Mesa Metropolitan District 2, Colorado Springs, El Paso
County, Colorado, Limited Tax General Obligation and Special
Revenue Bonds, Refunding & Improvement Series 2022A - BAM
Insured
5 .500 12/01/47 637,839
675,000 Green Gables Metropolitan District 2, Jefferson County,
Colorado, Limited Tax General Obligation Bonds, Special
Revenue Refunding Improvement Senior Series 2023A - BAM
Insured
5 .125 12/01/53 690,830
231,756 Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 1,
Series 2024A-1
6 .000 12/01/43 237,725
330,000 (a) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 333,355
1,125,000 High Plains Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Refunding Series 2017 - NPFG
Insured
5 .000 12/01/35 1,156,281
1,250,000 Hunters Overlook Metropolitan District 5, Severance, Weld
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Series 2024
4 .250 12/01/54 1,211,649
380,000 Jefferson Center Metropolitan District 1, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Series 2020-A2
4 .125 12/01/40 358,307
3,000,000 Lanterns Metropolitan District 1, Castle Rock, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Refunding and
Improvement Series 2024
4 .250 12/01/53 2,765,139
460,000 Lincoln Park Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation and Improvement Bonds,
Refunding Series 2018 - AGM Insured
5 .000 12/01/42 463,936
2,000,000 Lincoln Park Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation and Improvement Bonds,
Refunding Series 2018 - AGM Insured
5 .000 12/01/46 2,001,975
1,330,000 Littleton Village Metropolitan District 2, Arapahoe County,
Colorado, General Obligation Bonds, Limited Tax Refunding
Series 2023 - AGM Insured
5 .000 12/01/53 1,348,482
825,000 Lorson Ranch Metropolitan District 2, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2016
5 .000 12/01/36 832,921
1,805,000 Lorson Ranch Metropolitan District 2, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2016
5 .000 12/01/41 1,812,392
1,000,000 Meridian Metropolitan District, Douglas County, Colorado,
General Obligation Bonds, Series 2023 - AGM Insured
4 .250 12/01/48 982,608
650,000 Meridian Metropolitan District, Douglas County, Colorado,
General Obligation Refunding Bonds, Series 2017 - AGM Insured
5 .000 12/01/42 655,562
1,000,000 Midtown at Clear Creek Metropolitan District, Adams County,
Colorado, General Obligation Bonds, Refunding Limited Tax
Series 2023A - BAM Insured
5 .500 12/01/43 1,100,076
1,000,000 Monument, El Paso County,  Colorado, Certificate of Participation,
Series 2020 - AGM Insured
4 .000 12/01/40 1,002,301
494,000 Mountain Shadows Metropolitan District, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2015
5 .500 12/01/44 494,152
570,000 Nexus North at DIA Metropolitan District, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2021
5 .000 12/01/51 535,370
709,000 North Range Metropolitan District 2, Adams County, Colorado
, Limited Tax General Obligation Bonds, Refunding Special
Revenue & Improvement Series 2017A
5 .625 12/01/37 709,107
1,000,000 North Range Metropolitan District 3, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3
5 .250 12/01/50 1,004,969

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 4,000,000 Northern Colorado Water Conservancy District, Certificates of
Participation, Series 2022
5 .250% 07/01/52 $ 4,198,623
755,000 (c) Painted Prairie Public Improvement Authority, Aurora, Colorado,
Special Revenue Bonds, Series 2019
5 .000 12/01/49 687,636
1,500,000 Park 70 Metropolitan District, Aurora, Colorado, General
Obligation Bonds, Limited Tax Refunding & Improvement Series
2016
5 .000 12/01/36 1,512,058
1,650,000 Park Creek Metropolitan District, Colorado, Senior Limited
Property Tax Supported Revenue Bonds, Series 2019A - AGM
Insured
4 .000 12/01/36 1,679,861
827,000 (a) Platte River Metropolitan District, Weld County, Colorado,
General Obligation Bonds, Limited Tax Refunding Series 2023A
6 .500 08/01/53 845,457
2,500,000 (a) Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment
Revenue Bonds, Refunding Series 2013
5 .000 12/01/40 2,500,808
500,000 (a) Prairie Center Metopolitan District No. 3, In the City of Brighton,
Adams County, Colorado, Limited Property Tax Supported
Primary Improvements Revenue Bonds, Refunding Series 2017A
5 .000 12/15/41 501,272
680,000 Prairie Center Metropolitan District No. 3, In the City of Brighton,
Adams County, Colorado, Limited Property Tax Supported
Primary Improvements Revenue Bonds, Series 2024A
5 .875 12/15/46 717,561
500,000 Prairiestar Metropolitan District 2, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2021A - BAM Insured
5 .000 12/01/46 518,087
1,550,000 Pueblo County, Colorado, Certificates of Participation,
Community Improvement Projects, Series 2023A
4 .000 07/01/43 1,510,730
4,360,000 Pueblo County, Colorado, Certificates of Participation, County
Judicial Complex Project, Series 2022A
5 .000 07/01/49 4,539,472
230,000 (a) Pueblo Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, EVRAZ Project, Series 2021A
4 .750 12/01/45 218,754
2,516,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .500 07/01/34 2,516,705
1,864,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .536 07/01/53 1,700,205
2,500,000 Rampart Range Metropolitan District 1, Lone Tree, Colorado,
Limited Tax Supported and Special Revenue Bonds, Refunding &
Improvement Series 2017
5 .000 12/01/42 2,523,296
1,060,000 Ravenna Metropolitan District, Douglas County, Colorado,
General Obligation Bonds, Refunding Limited Tax Series 2023 -
AGM Insured
5 .000 12/01/43 1,110,848
400,000 Red Sky Ranch Metropolitan District, Eagle County, Colorado,
General Obligation Bonds, Refunding & Improvement Series
2015
5 .000 12/01/44 393,394
2,385,000 Regional Transportation District, Colorado, Sales Tax Revenue
Bonds, Fastracks Project, Series 2017B
4 .000 11/01/35 2,423,447
490,000 Reserve Metropolitan District 2, Mount Crested Butte, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2016A
5 .000 12/01/45 476,462
555,000 Riverview Metropolitan District, Steamboat Springs, Routt
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Tax Refunding Series 2021
5 .000 12/01/41 536,744
1,000,000 Roaring Fork School District RE-1, Garfield, Pitkin, and Eagle
Counties, Colorado, Certificates of Participation, Series 2023 -
BAM Insured
5 .000 12/15/43 1,049,230
1,000,000 Sand Creek Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2023 - AGM Insured
5 .000 12/01/37 1,094,687
1,995,000 Sierra Ridge Metropolitan District 2, Douglas County, Colorado,
General Obligation Bonds, Subordinate Series 2022 - AGM
Insured
4 .000 12/01/46 1,902,339
275,000 Sierra Ridge Metropolitan District 2, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Refunding Bonds, Series
2022 - AGM Insured
5 .000 12/01/52 282,691
515,000 Silver Peaks Metropolitan District 3, Colorado, Limited Tax
Obligation Bonds, Senior Lien Series 2020A
5 .000 12/01/50 494,466
5,515,000 Sky Ranch Community Authority Board, Arapahoe County,
Colorado, Limited Tax Supported District 1 Revenue Bonds,
Refunding Improvement Senior Series 2024A
4 .250 12/01/54 5,059,535

Portfolio of Investments November 30, 2025
(continued)
Colorado

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 200,000 Southlands Metropolitan District 1, Colorado, Limited Tax
General Obligation Bonds, Series 2017A-1
5 .000% 12/01/37 $ 201,076
350,000 Southlands Metropolitan District 1, Colorado, Limited Tax
General Obligation Bonds, Series 2017A-2
5 .000 12/01/47 342,019
1,000,000 Southshore Metropolitan District 2 Aurora, Arapahoe County,
Colorado, General Obligation Bonds, Limited Tax Improvement
Series 2020A-2 - BAM Insured
4 .000 12/01/46 949,583
495,000 Southwest Timnath Metropolitan District 4, Timnath, Larimer
County, Colorado, Limited Tax General Obligation Bonds, Series
2017A
5 .375 12/01/47 495,059
750,000 Sterling Hills West Metropolitan District, Arapahoe County,
Colorado, General Obligation Bonds, Refunding & Improvement
Series 2007
5 .000 12/01/39 767,862
1,000,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported District 2, Refunding &
Improvement Senior Series 2025A - BAM Insured
5 .250 12/01/55 1,039,757
595,000 Sterling Ranch Metropolitan District 2, El Paso County, Colorado,
General Obligation Bonds, Limited Tax Convertible Capital
Appreciation Series 22
5 .500 12/01/42 609,856
2,030,000 (a) Sunset Parks Metropolitan District, Weld County, Colorado,
General Obligation Bonds, Limited Tax Series 2024A
5 .125 12/01/54 1,986,733
750,000 Thompson Crossing Metropolitan District 2, Johnstown, Larimer
County, Colorado, General Obligation Bonds, Limited Tax
Convertible to Unlimited Tax, Series 2016B - AGM Insured
5 .000 12/01/46 750,857
1,640,000 (a) Thompson Crossing Metropolitan District 6, Larimer County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Convertible to Unlimited Tax Series 2020
5 .000 12/01/40 1,655,288
770,000 Thornton Development Authority, Colorado, Tax Increment
Revenue Bonds, North Washington Street Corridor Project,
Refunding Series 2015
3 .250 12/01/28 770,062
2,000,000 Thornton, Colorado, Certificates of Participation, Series 2018 4 .000 12/01/39 2,022,398
3,000,000 Trailside Metropolitan District 4, Colorado, Limited Tax General
Obligation Bonds, Refunding and Improvement Series 2024A -
BAM Insured
4 .250 12/01/56 2,740,117
2,000,000 (a) Triview Metropolitan District 4, El Paso County, Colorado,
General Obligation Bonds, Limited Tax Series 2018
5 .750 12/01/48 2,008,835
4,000,000 (a) Ventana Metropolitan District, El Paso County, Colorado, General
Obligation Bonds, Limited Tax Refunding and Improvement
Series 2023A
6 .500 09/01/53 4,137,452
500,000 Village Metropolitan District In the Town of Avon, Eagle County,
Colorado, Special Revenue and Limited Property Tax Bonds,
Improvement Series 2025A
5 .750 12/01/55 504,952
525,000 Vista Ridge Metropolitan District, In the Town of Erie, Weld
County, Colorado, General Obligation Refunding Bonds, Series
2016A - BAM Insured
5 .000 12/01/28 535,625
1,250,000 Vista Ridge Metropolitan District, In the Town of Erie, Weld
County, Colorado, General Obligation Refunding Bonds, Series
2016A - BAM Insured
5 .000 12/01/31 1,272,571
500,000 Vista Ridge Metropolitan District, In the Town of Erie, Weld
County, Colorado, General Obligation Refunding Bonds, Series
2016A - BAM Insured
4 .000 12/01/36 502,529
1,375,000 Water Valley Metropolitan District 1, Colorado, General
Obligation Bonds, Refunding Series 2016
4 .000 12/01/33 1,301,698
400,000 Water Valley Metropolitan District 1, Colorado, General
Obligation Bonds, Refunding Series 2016
5 .000 12/01/35 401,015
1,190,000 Water Valley Metropolitan District 1, Colorado, General
Obligation Bonds, Refunding Series 2016
5 .250 12/01/40 1,194,269
500,000 Waterview II Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A
5 .000 12/01/41 503,047
1,500,000 Waterview II Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A
5 .000 12/01/51 1,461,815
1,000,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6 .750 12/01/52 1,008,339
600,000 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1
4 .125 12/01/31 584,776

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,500,000 Westminster, Colorado, Certificates of Participation, Series 2015A 5 .000% 12/01/35 $ 1,501,574
1,000,000 Westminster, Colorado, Certificates of Participation, Series 2015A 4 .000 12/01/38 1,000,163
1,000,000 Wheatlands Metropolitan District 2, Aurora, Arapahoe County,
Colorado, General Obligation Bonds, Refunding Series 2015 -
BAM Insured
5 .000 12/01/30 1,001,399
1,595,000 Wheatlands Metropolitan District 2, Aurora, Arapahoe County,
Colorado, General Obligation Bonds, Refunding Series 2015 -
BAM Insured
4 .000 12/01/38 1,595,436
1,400,000 Whispering Pines Metropolitan District No.1, In the City of
Aurora, Colorado, Limited Tax Convertible to Unlimited Tax,
General Obligation Refunding Series 2023 - AGM Insured
5 .000 12/01/52 1,434,098
TOTAL TAX OBLIGATION/LIMITED 171,785,786
TRANSPORTATION - 8.6%
1,000,000 Colorado High Performance Transportation Enterprise, C-470
Express Lanes Revenue Bonds, Senior Lien Series 2017
5 .000 12/31/56 996,951
500,000 Colorado High Performance Transportation Enterprise, US 36
and I-25 Managed Lanes Revenue Bonds, Senior Lien Series
2014, (AMT)
5 .750 01/01/44 500,368
2,115,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5 .000 11/15/26 2,158,090
1,995,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5 .000 11/15/39 2,140,204
3,340,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5 .000 11/15/41 3,527,217
3,585,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5 .500 11/15/53 3,784,100
500,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022B
5 .000 11/15/47 523,146
1,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .750 11/15/45 1,079,882
1,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .000 11/15/53 1,020,047
2,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5 .000 12/01/27 2,077,978
1,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5 .000 12/01/30 1,092,187
6,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
4 .000 12/01/43 5,608,329
10,305,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5 .000 12/01/43 10,446,813
1,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018B
5 .000 12/01/37 1,048,035
500,000 Denver City and County, Colorado, Special Facilities Airport
Revenue Bonds, United Airlines, Inc. Project, Refunding Series
2017, (AMT)
5 .000 10/01/32 500,548
330,000 Eagle County Air Terminal Corporation, Colorado, Airport
Terminal Project Revenue Bonds, Refunding Series 2011A, (AMT)
6 .000 05/01/27 330,449
1,215,000 Grand Junction Regional Airport Authority, Colorado, General
Airport Revenue Bonds, Refunding Series 2016A
5 .000 12/01/32 1,233,941
1,275,000 Grand Junction Regional Airport Authority, Colorado, General
Airport Revenue Bonds, Refunding Series 2016A
5 .000 12/01/33 1,293,878
1,000,000 Grand Junction Regional Airport Authority, Colorado, General
Airport Revenue Bonds, Refunding Series 2016A
5 .000 12/01/34 1,014,313
TOTAL TRANSPORTATION 40,376,476
U.S. GUARANTEED - 3.5% (d)
150,000 Boulder Larimer & Weld Counties School District RE-1J Saint
Vrain Valley, Colorado, General Obligation Bonds, Series 2016C,
(Pre-refunded 12/15/26)
4 .000 12/15/34 152,259
50,000 Colorado Health Facilities Authority, Colorado, Health Facilities
Revenue Bonds, The Evangelical Lutheran Good Samaritan
Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)
5 .000 06/01/37 51,673
1,585,000 Colorado Health Facilities Authority, Colorado, Health Facilities
Revenue Bonds, The Evangelical Lutheran Good Samaritan
Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)
5 .000 06/01/42 1,638,018

Portfolio of Investments November 30, 2025
(continued)
Colorado

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. GUARANTEED (d) (continued)
$ 3,535,000 Colorado Health Facilities Authority, Colorado, Hospital Revenue
Bonds, NCMC Inc., Series 2016, (Pre-refunded 5/15/26)
4 .000% 05/15/32 $ 3,556,431
1,250,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Series 2020A, (Pre-refunded 9/01/30)
4 .000 09/01/50 1,330,156
500,000 Colorado State Board of Governors, Colorado State University
Auxiliary Enterprise System Revenue Bonds, Refunding Series
2016B, (Pre-refunded 3/01/27)
5 .000 03/01/34 515,424
500,000 Colorado State Board of Governors, Colorado State University
Auxiliary Enterprise System Revenue Bonds, Refunding Series
2016B, (Pre-refunded 3/01/27)
5 .000 03/01/41 515,425
1,200,000 Commerce City, Colorado, Sales and Use Tax Revenue Bonds,
Series 2016, (Pre-refunded 8/01/26)
5 .000 08/01/41 1,218,596
4,000,000 Commerce City, Colorado, Sales and Use Tax Revenue Bonds,
Series 2016, (Pre-refunded 8/01/26)
5 .000 08/01/46 4,061,987
3,410,000 University of Colorado, Enterprise System Revenue Bonds,
Refunding Series 2017A-2, (Pre-refunded 6/01/28)
4 .000 06/01/36 3,537,362
TOTAL U.S. GUARANTEED 16,577,331
UTILITIES - 15.2%
2,000,000 Arapahoe County Water and Wastewater Authority, Colorado,
Revenue Bonds, Refunding Series 2019
4 .000 12/01/37 2,044,906
1,845,000 Arapahoe County Water and Wastewater Authority, Colorado,
Revenue Bonds, Refunding Series 2019
4 .000 12/01/38 1,879,387
2,000,000 Aurora, Colorado, Sewer Revenue Bonds, First Lien Series 2025 4 .125 08/01/55 1,922,350
3,250,000 Bennett, Colorado, Wastewater Revenue Bonds, Series 2024 4 .125 12/01/54 3,024,250
13,130,000 Brighton, Colorado, Water Activity Enterprise Revenue Bonds,
Water System Project, Series 2022
5 .000 06/01/47 13,720,464
3,550,000 Brighton, Colorado, Water Activity Enterprise Revenue Bonds,
Water System Project, Series 2022
5 .000 06/01/52 3,682,627
1,290,000 Brighton, Colorado, Water Activity Enterprise Revenue Bonds,
Water System Project, Series 2025
4 .250 06/01/55 1,243,911
500,000 Cherokee Metropolitan District, Colorado, Water and Wastewater
Revenue Bonds, Series 2020 - BAM Insured
4 .000 08/01/50 470,431
4,435,000 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2022B
5 .250 11/15/52 4,688,913
3,270,000 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2023A
5 .250 11/15/48 3,513,930
4,000,000 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2023A
5 .250 11/15/53 4,254,062
8,200,000 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2024A
5 .250 11/15/54 8,780,626
1,000,000 Colorado Water Resources and Power Development Authority,
Water Resources Revenue Bonds, City of Sterling Wastewater
Utility Enterprise Project, Series 2023A - AGM Insured
5 .000 09/01/48 1,050,758
345,000 Colorado Water Resources and Power Development Authority,
Water Resources Revenue Bonds, Steamboat Springs Utilities
Fund, Series 2011B
4 .125 08/01/26 345,745
7,000,000 Denver City and County Board of Water Commissioners,
Colorado, Water Revenue Bonds, Series 2022A
5 .000 12/15/52 7,355,619
650,000 East Cherry Creek Valley Water and Sanitation District, Arapahoe
County, Colorado, Water Revenue Bonds, Refunding Series 2015
5 .000 11/15/32 650,842
1,500,000 East Cherry Creek Valley Water and Sanitation District, Arapahoe
County, Colorado, Water Revenue Bonds, Refunding Series 2015
4 .000 11/15/35 1,500,653
500,000 Erie, Boulder and Weld Counties, Colorado, Water Enterprise
Revenue Bonds, Refunding Series 2015
3 .000 12/01/29 496,869
1,140,000 Fort Lupton, Colorado, Water System Revenue Bonds, Refunding
& Improvement Series 2017 - AGM Insured
4 .000 12/01/42 1,140,986
8,805,000 Parker Water and Sanitation District, Douglas County, Colorado,
Water and Sewer Enterprise Revenue Bonds, Refunding &
Improvement Series 2022
4 .000 11/01/47 8,301,930
845,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6 .250 11/15/28 893,613

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 280,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6 .500% 11/15/38 $ 342,495
TOTAL UTILITIES 71,305,367
TOTAL MUNICIPAL BONDS
(Cost $458,961,392) 458,292,703
TOTAL LONG-TERM INVESTMENTS
(Cost $458,961,392) 458,292,703
OTHER ASSETS & LIABILITIES, NET - 2.4% 11,153,418
NET ASSETS - 100% $ 469,446,121
AMT Alternative Minimum Tax
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $24,710,891 or 5.4% of Total Investments.
(b) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

Portfolio of Investments November 30, 2025
Maryland
See Notes to Financial Statements
h
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 95.6%
X 236,415,653 MUNICIPAL BONDS - 95.6%   X –
CONSUMER DISCRETIONARY - 2.2%
$ 715,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000% 09/01/34 $ 724,472
4,000,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/39 4,022,407
1,000,000 (a) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A
5.000 12/01/31 670,000
TOTAL CONSUMER DISCRETIONARY 5,416,879
CONSUMER STAPLES - 1.4%
335,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-
Backed Bonds, Refunding Series 2002
5.500 05/15/39 339,598
990,000 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A
5.250 06/01/32 972,128
355,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series Series 2016A-1
5.625 06/01/35 360,784
1,900,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006 5.000 06/01/48 1,674,102
TOTAL CONSUMER STAPLES 3,346,612
EDUCATION AND CIVIC ORGANIZATIONS - 6.1%
1,000,000 Chestertown, Maryland, Economic Development Project Revenue
Bonds, Washington College, Refunding Series 2021A
4.000 03/01/36 948,563
1,500,000 (b) Frederick County, Maryland, Educational Facilities Revenue
Bonds, Mount Saint Mary's University Inc., Series 2017A
5.000 09/01/45 1,313,491
645,000 (b) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Imagine Andrews Public Charter School, Series
2022A
5.500 05/01/52 598,993
500,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Johns Hopkins University, Series 2013B
5.000 07/01/38 500,214
2,625,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Johns Hopkins University, Series 2013B
4.250 07/01/41 2,625,217
500,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Loyola University Maryland, Series 2014
4.000 10/01/39 500,033
2,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Loyola University Maryland, Series 2025
5.000 10/01/50 2,051,629
700,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Maryland Institute College of Art, Series 2016
5.000 06/01/33 702,705
2,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Maryland Institute College of Art, Series 2024
5.500 06/01/47 2,022,374
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Stevenson University, Series 2021A
4.000 06/01/38 973,498
2,010,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Stevenson University, Series 2021A
4.000 06/01/46 1,780,295
1,100,000 Maryland Industrial Development Financing Authority, Economic
Development Revenue Bonds, McDonogh School Inc., Sereis
2019
4.000 09/01/43 1,061,324
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 15,078,336
ENERGY - 0.4%
1,000,000 (b),(c) Maryland Economic Development Corporation, Port Facilities
Revenue Bonds, Core Natural Resources Inc. Project, Refunding
Series 2025, (Mandatory Put 3/27/35)
5.000 07/01/48 1,051,642
TOTAL ENERGY 1,051,642
HEALTH CARE - 20.5%
1,455,000 Maryland Health and HIgher Educational Facilities
Authority,  Revenue Bonds, University of Maryland Medical
Systems, Series 2025A
5.250 07/01/52 1,536,217
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds Doctors Community Hospital, Series 2017B
5.000 07/01/34 1,021,090
500,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds Doctors Community Hospital, Series 2017B
5.000 07/01/38 507,317
90,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5.000 07/01/36 90,841

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 1,250,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5.000% 07/01/38 $ 1,259,942
440,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
4.000 07/01/42 423,152
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Adventist HealthCare Issue, Series 2021B
4.000 01/01/51 851,656
1,600,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Adventist Healthcare, Series 2016A
5.500 01/01/36 1,629,460
2,020,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Adventist Healthcare, Series 2016A
5.500 01/01/46 2,041,702
2,650,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Frederick Health System Issue Series 2023
5.250 07/01/53 2,714,981
740,000 Maryland Health and HIgher Educational Facilities Authority,
Revenue Bonds, Frederick Health System Issue; Series 2020
3.250 07/01/39 629,434
175,000 Maryland Health and HIgher Educational Facilities Authority,
Revenue Bonds, Frederick Health System Issue; Series 2020
4.000 07/01/40 169,041
1,165,000 Maryland Health and HIgher Educational Facilities Authority,
Revenue Bonds, Greater Baltimore Medical Center, Series 2021A
3.000 07/01/46 900,824
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Lifebridge Health Issue Series 2023
5.000 07/01/54 1,027,711
2,080,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Lifebridge Health Issue Series 2023
5.250 07/01/54 2,202,897
1,250,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health Issue, Series 2016
4.000 07/01/41 1,244,578
500,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health Issue, Series 2016
5.000 07/01/47 501,404
1,015,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health System, Series 2015
4.125 07/01/47 988,183
1,020,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Medstar Health Issue, Series 2013B
5.000 08/15/38 1,018,308
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2017A
5.000 05/15/42 1,010,746
5,625,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2017A
5.000 05/15/45 5,656,788
2,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Meritus Medical Center Inc Series 2025
5.000 07/01/43 2,161,668
2,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Meritus Medical Center Inc Series 2025
5.000 07/01/44 2,139,618
3,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Meritus Medical Center Inc Series 2025
5.250 07/01/50 3,134,140
2,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Peninsula Regional Medical Center Issue, Series
2020A
4.000 07/01/48 1,826,177
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, TidalHealth Inc., Series 2025C
5.500 07/01/55 1,078,315
835,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Trinity Health Credit Group, Series 2017MD
5.000 12/01/46 840,999
2,500,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, University of Maryland Medical System Issue,
Series 2017B
5.000 07/01/39 2,548,037
3,250,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2020B
4.000 04/15/45 3,015,504
7,000,000 Montgomery County, Maryland, Revenue Bonds, Trinity Health
Credit Group, Series 2015
4.000 12/01/44 6,601,390
TOTAL HEALTH CARE 50,772,120
HOUSING/MULTIFAMILY - 12.6%
2,000,000 Howard County Housing Commission, Maryland, Revenue
Bonds, Columbia Commons Apartments, Series 2014A
5.000 06/01/44 2,000,784
2,000,000 Howard County Housing Commission, Maryland, Revenue
Bonds, Columbia Landing Project, Refunding Series 2021A
1.600 06/01/29 1,854,190
3,000,000 Howard County Housing Commission, Maryland, Revenue
Bonds, Orchard Meadows Apartments, Series 2024
5.000 12/01/43 3,139,773

Portfolio of Investments November 30, 2025
(continued)
Maryland

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY (continued)
$ 1,655,000 Howard County Housing Commission, Maryland, Revenue
Bonds, The Verona at Oakland Mills Project, Series 2013
5.000% 10/01/28 $ 1,657,367
1,310,000 Maryland Community Development Administration Department
of Housing and Community Development, Housing Revenue
Bonds, Green Series 2021A
2.200 07/01/41 986,469
1,000,000 Maryland Community Development Administration Department
of Housing and Community Development, Housing Revenue
Bonds, Green Series 2021B
2.100 01/01/41 743,697
1,000,000 Maryland Community Development Administration Department
of Housing and Community Development, Housing Revenue
Bonds, Green Series 2021C
2.600 01/01/42 794,756
935,000 Maryland Community Development Administration Department
of Housing and Community Development, Housing Revenue
Bonds, Series 2000A
2.600 07/01/40 755,561
1,430,000 Maryland Community Development Administration Department
of Housing and Community Development, Housing Revenue
Bonds, Series 2014D
4.000 07/01/45 1,329,680
235,000 Maryland Community Development Administration Department
of Housing and Community Development, Housing Revenue
Bonds, Series 2017C
3.550 07/01/42 227,771
1,480,000 Maryland Community Development Administration Department
of Housing and Community Development, Housing Revenue
Bonds, Series 2018A
3.950 07/01/43 1,436,958
1,000,000 Maryland Community Development Administration Department
of Housing and Community Development, Housing Revenue
Bonds, Series 2020E
2.150 07/01/40 763,568
1,000,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Green Series 2024B
4.600 07/01/49 997,771
1,000,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Taxable Series 2019D
3.200 07/01/44 856,807
1,750,000 Maryland Community Development Administration, Department
of Housing and Community Development, Multifamily
Development Revenue Bonds, Marlborough Apartments, Series
2014I
3.450 12/15/31 1,750,353
1,000,000 Maryland Community Development Administration, Multifamily
Development Revenue Bonds, Sustainability Villages at Marley
Station Green Series 2024D-1
4.350 02/01/44 990,826
1,000,000 Maryland Economic Development Corporation, Senior Revenue
Bonds, Provident Group - Towson Place Properties LLC Project,
Series 2024A-1
5.000 06/01/39 1,053,797
575,000 Maryland Economic Development Corporation, Senior Student
Housing Revenue Bonds, Towson University Project, Refunding
Series 2017
5.000 07/01/32 585,726
1,000,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, Morgan State University Project, Senior Series
2022
6.000 07/01/58 1,062,414
200,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, Morgan State University Project, Series 2020
4.000 07/01/40 191,725
1,150,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, Morgan State University Project, Series 2020
5.000 07/01/50 1,152,788
500,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, Salisbury University Project, Refunding Series
2013
5.000 06/01/34 500,220
525,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, Sheppard Pratt University Village, Series 2012
5.000 07/01/27 525,025
1,140,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, University of Maryland, Baltimore County
Project, Refunding Series 2016 - AGM Insured
3.600 07/01/35 1,132,425
2,000,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, University of Maryland, College Park Project,
Leonardtown Series 2024 - AGM Insured
5.000 07/01/54 2,046,158

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY (continued)
$ 1,250,000 Montgomery County Housing Opportunities Commission,
Maryland, Multifamily Housing Development Bonds, Series
2014A
3.650% 07/01/34 $ 1,250,316
750,000 Montgomery County Housing Opportunities Commission,
Maryland, Multifamily Housing Development Bonds, Series
2021B
2.250 07/01/41 570,136
1,000,000 Montgomery County Housing Opportunities Commission,
Maryland, Multifamily Housing Development Bonds, Series
2021C
2.200 07/01/36 858,326
TOTAL HOUSING/MULTIFAMILY 31,215,387
HOUSING/SINGLE FAMILY - 3.5%
2,500,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2014C
3.200 09/01/28 2,500,235
2,500,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2019B
3.200 09/01/39 2,275,336
725,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2019C
3.000 03/01/42 626,974
500,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2021B
2.100 09/01/41 365,670
2,000,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2021C
2.450 09/01/41 1,587,069
1,000,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Social Series 2024C
4.500 09/01/44 1,007,053
420,000 Montgomery County Housing Opportunities Commission,
Maryland, Program Revenue Bonds, Series 2019C, (AMT)
3.300 07/01/39 387,723
TOTAL HOUSING/SINGLE FAMILY 8,750,060
LONG-TERM CARE - 4.6%
1,750,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village,
Series 2020
4.000 01/01/45 1,600,066
2,000,000 Baltimore County, Maryland, Revenue Bonds, Riderwood Village
Inc Facility, Series 2020
4.000 01/01/50 1,765,348
1,200,000 Gaithersburg, Maryland, Economic Development Revenue
Bonds, Asbury Methodist Obligated Group Project, Refunding
Series 2018A
5.000 01/01/33 1,223,508
1,250,000 Howard County, Maryland, Retirement Community Revenue
Bonds, Vantage House, Refunding Series 2017
5.000 04/01/44 1,138,877
700,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Charlestown Community Issue, Series 2016A
5.000 01/01/36 706,207
835,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Charlestown Community Issue, Series 2016A
5.000 01/01/45 837,518
575,000 Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Ingleside King Farm Project, Series 2017A-1
5.000 11/01/30 582,948
950,000 Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Ingleside King Farm Project, Series 2017A-1
5.000 11/01/32 961,121
100,000 Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Ingleside King Farm Project, Series 2017A-1
5.000 11/01/37 100,386
1,500,000 Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Series 2017B
5.000 11/01/42 1,453,046
1,100,000 Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Series 2017B
5.000 11/01/47 1,010,469
TOTAL LONG-TERM CARE 11,379,494
TAX OBLIGATION/GENERAL - 10.6%
1,005,000 Anne Arundel County, Maryland, General Obligation Bonds,
Consolidated Water & Sewer, Series 2018
5.000 10/01/27 1,049,322
1,000,000 Howard County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Project, Series 2020A
4.000 08/15/39 1,026,401
3,000,000 Maryland State, General Obligation Bonds, State and Local
Facilities Loan of 2022, First Series 2025A
5.000 06/01/40 3,398,152

Portfolio of Investments November 30, 2025
(continued)
Maryland

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 5,290,000 Maryland State, General Obligation Bonds, State and Local
Facilities Loan, First Series 2020A-1
5.000% 03/15/27 $ 5,458,950
2,000,000 Maryland State, General Obligation Bonds, State and Local
Facilities Loan, First Series 2024A
5.000 06/01/37 2,300,096
1,500,000 Montgomery County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2019A
3.000 11/01/37 1,430,075
1,000,000 Montgomery County, Maryland, General Obligation Bonds,
Refunding Consolidated Public Improvement Series 2024B
5.000 12/01/27 1,049,526
5,645,000 Murrieta Valley Unified School District, Riverside County,
California, General Obligation Bonds, Election 2006 Series 2008
- AGM Insured
0.000 09/01/32 4,628,918
2,000,000 Prince George's County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2024A
5.000 08/01/39 2,269,878
1,000,000 Prince George's County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2025A
5.000 08/01/41 1,122,393
1,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.625 07/01/29 1,061,745
2,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0.000 07/01/33 1,441,943
TOTAL TAX OBLIGATION/GENERAL 26,237,399
TAX OBLIGATION/LIMITED - 16.6%
1,000,000 Baltimore, Maryland, Special Obligation Bonds, Center/West
Development Project, Series 2017A
5.375 06/01/36 1,000,102
385,000 Baltimore, Maryland, Special Obligation Bonds, East Baltimore
Research Park Project, Series 2017A
4.000 09/01/27 385,505
1,825,000 Baltimore, Maryland, Special Obligation Bonds, East Baltimore
Research Park Project, Series 2017A
4.500 09/01/33 1,835,004
1,220,000 Baltimore, Maryland, Special Obligation Bonds, East Baltimore
Research Park Project, Series 2017A
5.000 09/01/38 1,231,729
755,000 Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2016
5.000 06/01/36 758,909
1,300,000 (b) Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2019A
3.500 06/01/39 1,184,993
250,000 (b) Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2019B
3.700 06/01/39 232,940
3,150,000 (b) Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2022
5.000 06/01/51 3,159,102
315,000 Brunswick, Frederick County, Maryland, Special Obligation
Bonds, Brunswick Crossing Special Taxing District, Refunding
Series 2019
4.000 07/01/29 313,787
334,000 Brunswick, Frederick County, Maryland, Special Obligation
Bonds, Brunswick Crossing Special Taxing District, Refunding
Series 2019
5.000 07/01/36 340,235
62,000 Frederick County, Maryland, Special Obligation Bonds, Lake
Linganore Village Community Development Series 2001A - RAAI
Insured
5.700 07/01/29 62,123
1,010,000 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020A
4.000 07/01/38 1,016,942
500,000 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020A
4.000 07/01/39 501,509
295,000 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020B
4.000 07/01/40 287,610
55,000 (b) Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020C
4.000 07/01/50 49,012
1,585,000 (b) Frederick County, Maryland, Special Tax Limited Obligation
Bonds, Jefferson Technology Park Project, Refunding Series
2020A
5.000 07/01/43 1,596,696
170,000 Frederick County, Maryland, Tax Increment and Special Tax B
Limited Obligation Bonds, Oakdale-Lake Linganore Project,
Series 2019
3.750 07/01/39 159,239
100,000 (b) Frederick County, Maryland, Tax Increment and Special Tax
Limited Obligation Bonds, Jefferson Technology Park Project,
Refunding Series 2020B
4.625 07/01/43 97,738

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,015,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5.000% 12/01/33 $ 1,027,332
500,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5.000 12/01/46 504,418
750,000 Howard County, Maryland, Special Obligation Bonds, Annapolis
Junction Town Center Project, Series 2024
5.000 02/15/44 781,400
600,000 (b) Howard County, Maryland, Special Obligation Bonds, Downtown
Columbia Project, Series 2017A
4.125 02/15/34 595,006
550,000 (b) Howard County, Maryland, Special Obligation Bonds, Downtown
Columbia Project, Series 2017A
4.375 02/15/39 544,417
570,000 Hyattsville, Maryland, Special Obligation Bonds, University Town
Center Project, Series 2016
5.000 07/01/27 569,231
1,285,000 Hyattsville, Maryland, Special Obligation Bonds, University Town
Center Project, Series 2016
5.000 07/01/34 1,285,351
2,000,000 Maryland Economic Development Corporation, Maryland, Lease
Revenue Bonds, Reservoir Square Project, Series 2024
5.000 07/01/56 2,016,338
790,000 Maryland Economic Development Corporation, Special
Obligation Bonds, Metro Centre Owings Mills Project, Series
2017
4.500 07/01/44 739,719
1,000,000 Maryland Economic Development Corporation, Special
Obligation Bonds, Port Covington Project, Series 2020
4.000 09/01/50 854,911
965,000 Maryland Stadium Authority, Lease Revenue Bonds, Built To
Learn, Series 2022A
5.000 06/01/34 1,080,599
3,000,000 Maryland Stadium Authority, Lease Revenue Bonds, Built To
Learn, Series 2024
5.250 06/01/51 3,188,130
50,000 Maryland Stadium Authority, Revenue Bonds, Baltimore City
Public Schools Construction & Revitalization Program, Series
2016
5.000 05/01/33 50,464
1,000,000 Maryland Stadium Authority, Revenue Bonds, Baltimore City
Public Schools Construction & Revitalization Program, Series
2018A
5.000 05/01/47 1,016,453
1,500,000 Maryland Stadium Authority, Revenue Bonds, Baltimore City
Public Schools Construction & Revitalization Program, Taxable
Refunding Series 2022C
0.000 05/01/51 452,720
1,500,000 Maryland Stadium Authority, Revenue Bonds, Baltimore City
Public Schools Construction & Revitalization Program, Taxable
Refunding Series 2022C
0.000 05/01/52 430,760
575,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5.000 10/01/32 607,639
525,000 (b) Prince George's County Revenue Authority, Maryland, Special
Obligation Bonds, Suitland-Naylor Road Project, Series 2016
5.000 07/01/46 525,011
304,000 Prince George's County, Maryland, Special Tax District Bonds,
Victoria Falls Project, Series 2005
5.250 07/01/35 304,338
39,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/27 36,980
54,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/29 47,862
70,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/31 57,458
78,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/33 59,229
2,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/51 498,434
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4.750 07/01/53 952,001
4,115,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5.000 07/01/58 4,011,984
500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.329 07/01/40 487,691
3,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.536 07/01/53 2,736
47,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.784 07/01/58 44,371
1,000,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2006 - FGIC Insured
5.000 10/01/28 1,002,855

Portfolio of Investments November 30, 2025
(continued)
Maryland

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 500,000 (b) Virgin Islands Public Finance Authority, Revenue Bonds,
Frenchman's Reef Hotel Development Hotel Occupancy Series
2024A
6.000% 04/01/53 $ 514,384
1,000,000 Washington Metropolitan Area Transit Authority, Dedicated
Revenue Bonds, Green Series 2021A
4.000 07/15/46 940,320
1,500,000 Washington Metropolitan Area Transit Authority, Second Lien
Dedicated Revenue Bonds, Sustainability- Climate Transition,
Series 2024A
5.250 07/15/59 1,582,963
TOTAL TAX OBLIGATION/LIMITED 41,026,680
TRANSPORTATION - 11.1%
120,000 Guam Port Authority, Port Revenue Bonds, Private Activity Series
2018B, (AMT)
5.000 07/01/33 123,497
425,000 Guam Port Authority, Port Revenue Bonds, Private Activity Series
2018B, (AMT)
5.000 07/01/34 436,776
1,500,000 Maryland Department of Transportation, Special Transportation
Project Revenue Bonds, Baltimore/Washington International
Thurgood Marshall Airport, Series 2021B, (AMT)
5.000 08/01/46 1,531,115
7,000,000 Maryland Department of Transportation, Special Transportation
Project Revenue Bonds, Baltimore/Washington International
Thurgood Marshall Airport, Series 2024A, (AMT)
5.250 08/01/54 7,357,942
800,000 Maryland Economic Development Corporation Economic
Development Revenue Bonds, Terminal Project,  Series 2019A,
(AMT)
5.000 06/01/44 807,748
1,940,000 Maryland Economic Development Corporation Economic
Development Revenue Bonds, Transportation Facilities Project,
Refunding Series 2017A
5.000 06/01/35 1,999,987
1,500,000 Maryland Economic Development Corporation, Air Cargo
Obligated Group Revenue Bonds, AFCO Airport Real Estate
Group, Series 2019, (AMT)
4.000 07/01/44 1,340,436
1,500,000 Maryland Economic Development Corporation, Economic
Development Revenue Bonds, Annapolis Mobility and Resilience
Project, Senior Series 2022A
5.250 06/30/53 1,536,888
500,000 Maryland Economic Development Corporation, Parking Facilities
Revenue Bonds Baltimore City Project, Subordinate Parking
Facilities Revenue Bonds, Series 2018C
4.000 06/01/38 460,025
240,000 Maryland Economic Development Corporation, Parking Facilities
Revenue Bonds Baltimore City Project, Subordinate Parking
Facilities Revenue Bonds, Series 2018C
4.000 06/01/58 182,262
1,275,000 Maryland Economic Development Corporation, Parking Facilities
Revenue Bonds, Baltimore City Project, Senior Parking Facilities
Revenue Bonds, Series 2018A
5.000 06/01/58 1,279,773
2,915,000 Maryland Economic Development Corporation, Private Activity
Revenue Bonds, Purple Line Light Rail Project, Green Series
2022B, (AMT)
5.250 06/30/52 2,914,987
2,000,000 Maryland Transportation Authority, Passenger Facility Charge
Revenue Bonds, Baltimore/Washington International Thurgood
Marshall Airport Project, Series 2019, (AMT)
4.000 06/01/39 1,993,879
1,000,000 Maryland Transportation Authority, Revenue Bonds,
Transportation Facilities Projects, Series 2021A
5.000 07/01/46 1,044,525
3,000,000 Maryland Transportation Authority, Revenue Bonds,
Transportation Facilities Projects, Series 2021A
5.000 07/01/51 3,101,762
20,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5.000 08/01/26 20,005
340,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5.000 08/01/31 340,167
1,260,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
3.000 01/01/41 1,038,022
TOTAL TRANSPORTATION 27,509,796

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. GUARANTEED - 1.1% (d)
$ 305,000 Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding
Series 1998A - FGIC Insured, (ETM)
5.000% 07/01/28 $ 314,027
455,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Helix Health, Series 1997 - AMBAC Insured,
(ETM)
5.000 07/01/27 463,654
235,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Maryland Institute College of Art, Series 2017,
(Pre-refunded 6/01/26)
5.000 06/01/42 237,674
1,500,000 Washington County County Commissioners, Maryland, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2019B,
(Pre-refunded 1/01/29)
5.000 01/01/30 1,602,140
TOTAL U.S. GUARANTEED 2,617,495
UTILITIES - 4.9%
2,000,000 Baltimore, Maryland, Revenue Bonds, Wastewater Projects,
Refunding Series 2022A
5.250 07/01/47 2,133,290
1,500,000 Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Series
2019A
5.000 07/01/49 1,528,203
1,500,000 Baltimore, Maryland, Revenue Bonds, Water Projects,
Subordinate Series 2014A
5.000 07/01/44 1,500,427
2,150,000 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Generation Project,
Refunding Series 2006A, (Mandatory Put 7/01/33)
4.750 01/01/35 2,274,703
2,000,000 (c) Maryland Economic Development Corporation, Revenue Bonds,
Constellation Energy Group, Inc. Projects, Adjustable Mode,
Refunding Series 2006B, (Mandatory Put 4/03/28)
4.100 10/01/36 2,058,462
1,000,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5.000 07/01/30 1,042,093
1,500,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5.000 07/01/47 1,476,575
TOTAL UTILITIES 12,013,753
TOTAL MUNICIPAL BONDS
(Cost $239,265,023) 236,415,653
TOTAL LONG-TERM INVESTMENTS
(Cost $239,265,023) 236,415,653
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.4%
X 3,500,000 MUNICIPAL BONDS - 1.4%   X –
TAX OBLIGATION/GENERAL - 1.4%
$ 3,500,000 (e) Washington Suburban Sanitary District, Montgomery and Prince
George's Counties, Maryland, General Obligation Bonds, Multi-
Modal Bond Anticipation Note Series 2013B
2.850 06/01/27 $ 3,500,000
TOTAL TAX OBLIGATION/GENERAL 3,500,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,500,000) 3,500,000
TOTAL INVESTMENTS - 97.0%
(Cost $242,765,023) 239,915,653
OTHER ASSETS & LIABILITIES, NET - 3.0% 7,496,801
NET ASSETS - 100% $ 247,412,454
AMT Alternative Minimum Tax
ETM Escrowed to maturity
(a) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $13,982,093 or 5.8% of Total Investments.
(c) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Portfolio of Investments November 30, 2025
New Mexico
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.8%
X 65,963,036 MUNICIPAL BONDS - 97.8%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 9.5%
$ 2,235,000 Los Ranchos de Albuquerque, New Mexico, Educational Facilities
Revenue Bonds, Albuquerque Acadamy Project, Refunding
Series 2020
4.000% 09/01/40 $ 2,246,288
685,000 New Mexico Institute of Mining and Technology, Revenue Bonds,
Series 2019 - AGM Insured
4.000 12/01/37 693,408
535,000 New Mexico State University, Revenue Bonds, Refunding &
Improvement Series 2017A
5.000 04/01/42 543,382
1,000,000 University of New Mexico, Revenue Bonds, System Improvement
Series 2023 - AGM Insured
5.250 06/01/49 1,068,730
1,700,000 University of New Mexico, Revenue Bonds, System Improvement
Series 2023 - AGM Insured
5.500 06/01/53 1,833,656
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 6,385,464
HEALTH CARE - 11.3%
400,000 Arizona Industrial Development Authority, Hospital Revenue
Bonds, Phoenix Children's Hospital, Series 2020A
4.000 02/01/50 355,996
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2 - BAM Insured
4.000 08/01/49 886,133
1,000,000 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2017A
4.000 08/01/36 1,003,459
1,000,000 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2017A
4.000 08/01/46 917,837
1,010,000 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2017A
5.000 08/01/46 1,018,439
1,300,000 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2019A
4.000 08/01/48 1,173,524
1,500,000 New Mexico Hospital Equipment Loan Council, Hospital
Revenue Bonds, San Juan Regional Medical Center, Refunding &
Improvement Series 2020
4.000 06/01/34 1,501,809
785,000 New Mexico Hospital Equipment Loan Council, Hospital
Revenue Bonds, San Juan Regional Medical Center, Refunding &
Improvement Series 2020
4.000 06/01/35 781,698
TOTAL HEALTH CARE 7,638,895
HOUSING/SINGLE FAMILY - 4.6%
295,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2018C
3.875 07/01/43 284,756
1,380,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2019C
3.600 07/01/44 1,245,801
745,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021A
2.300 07/01/46 530,495
115,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021C
2.250 07/01/46 80,802
1,235,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2022A
2.550 09/01/42 966,527
TOTAL HOUSING/SINGLE FAMILY 3,108,381
LONG-TERM CARE - 2.0%
1,365,000 Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL
Castillo Retirement Residences Project, Series 2012
5.000 05/15/42 1,360,498
TOTAL LONG-TERM CARE 1,360,498
TAX OBLIGATION/GENERAL - 10.7%
1,000,000 Albuquerque Municipal School District 12, Bernalillo and
Sandoval Counties, New Mexico, General Obligation Bonds,
School Building Series 2018
5.000 08/01/36 1,051,297
200,000 Albuquerque Municipal School District 12, Bernalillo and
Sandoval Counties, New Mexico, General Obligation Bonds,
School Series 2025A
5.000 08/01/40 220,065
250,000 Albuquerque, New Mexico, General Obligation Bonds, Storm
Sewer Series 2025B
5.000 07/01/41 276,429
2,400,000 Central New Mexico Community College, Bernalillo and
Sandoval Counties, New Mexico, General Obligation Bonds,
Limited Tax Series 2023
4.000 08/15/37 2,468,781

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,000,000 New Mexico State, General Obligation Bonds, Capital Projects
Series 2025
5.000% 03/01/35 $ 1,084,888
1,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/46 889,786
515,000 Silver City Consolidated School District 1, Grant County, New
Mexico, General Obligation Bonds, School Building Series 2017
4.000 08/01/37 515,325
675,000 Silver Consolidated School District 1, Grant County, New Mexico,
General Obligation Bonds,  School Building Series 2019
4.000 08/01/37 687,396
TOTAL TAX OBLIGATION/GENERAL 7,193,967
TAX OBLIGATION/LIMITED - 35.0%
1,195,000 Albuquerque, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2015A
5.000 07/01/37 1,196,159
755,000 Albuquerque, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2022B
5.000 07/01/41 817,852
825,000 Aspire Public Improvement District, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2024
5.300 10/01/53 803,012
515,000 Bernalillo County, New Mexico, Gross Receipts Tax Revenue
Bonds, Series 1996B - NPFG Insured
5.700 04/01/27 536,644
405,000 Boulders Public Improvement District, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Series 2013
7.250 10/01/43 405,505
200,000 Boulders Public Improvement District, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Series 2015
5.750 10/01/44 200,133
600,000 Colfax County, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2015 - BAM Insured
4.000 08/01/35 600,124
500,000 Fiesta Public Improvement District, Los Lunas, New Mexico,
Special Levy Revenue Bonds, Improvement Area 1, Series 2025 -
BAM Insured
4.500 10/01/45 486,137
250,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5.250 01/01/40 271,675
1,000,000 Los Diamantes Public Improvement District, New Mexico,
Revenue Bonds, Rio Rancho Special Levy Improvement Series
2024 - BAM Insured
4.125 10/01/53 947,007
125,000 Los Lunas, Valencia County, New Mexico, Gross Receipts Tax
Revenue Bonds, Improvment Series 2016
3.000 04/01/41 109,196
500,000 Lower Petroglyphs Public Improvements District, Albuquerque,
New Mexico, Special Levy Revenue Bonds, Refunding Series
2018
5.000 10/01/38 501,108
230,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5.000 10/01/39 238,789
675,000 McKinley County, New Mexico, Gross Receipts Revenue Bonds,
Tax Improvement Series 2023 - BAM Insured
4.250 06/01/47 656,706
680,000 Mesa Del Sol Public Improvement District 1, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Series 2013
7.000 10/01/33 680,175
1,000,000 Montecito Estates Public Improvement District, Albuquerque,
New Mexico, Special Levy Revenue Bonds, Refunding Series
2016
4.000 10/01/37 1,002,852
3,850,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/46 1,312,841
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4.750 07/01/53 952,001
700,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5.000 07/01/58 682,476
500,000 Rio Rancho, New Mexico, Gross Receipts Tax Revenue Bonds,
Shared Gross Receipts Improvement Series 2025
5.000 06/01/43 533,955
500,000 Rio Rancho, New Mexico, Gross Receipts Tax Revenue Bonds,
Shared Gross Receipts Improvement Series 2025
5.000 06/01/44 530,742
770,000 Roswell, New Mexico, Gross Receipts Tax Improvement Revenue
Bonds, Series 2017
4.000 08/01/34 779,760
970,000 Saltillo Public Improvement District, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Refunding Series 2018 - BAM
Insured
4.000 10/01/37 981,294
1,015,000 San Juan County, New Mexico, Gross Receipts Tax Revenue
Bonds, Improvement Series 2015B
5.000 06/15/33 1,016,283

Portfolio of Investments November 30, 2025
(continued)
New Mexico

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,080,000 Santa Fe County, New Mexico, Correctional System Gross
Receipts Tax Revenue Bonds, Series 1997 - AGM Insured
6.000% 02/01/27 $ 1,101,939
500,000 Santa Fe, New Mexico, Gross Receipts Tax Revenue Bonds
Improvement Senior Lien Series 2018A
5.000 06/01/36 524,234
400,000 Santa Fe, New Mexico, Gross Receipts Tax Revenue Bonds
Improvement Senior Lien Series 2018A
5.000 06/01/37 418,069
1,000,000 Tierra Del Oro Public Improvement District, Rio Rancho, New
Mexico, Special Levy Improvement Revenue Bonds, Series 2025
5.125 10/01/40 1,020,817
1,000,000 Ventana West Public Improvement District, New Mexico, Special
Levy Revenue Bonds, Refunding Series 2015 - BAM Insured
4.000 08/01/33 1,000,325
1,100,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2012A - AGM Insured
5.000 10/01/32 1,103,228
1,000,000 Volterra Public Improvement District, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Refunding Series 2024 - BAM
Insured
4.000 10/01/43 976,831
5,000 (a) Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Senior Lien Series 2022
3.750 05/01/28 4,944
500,000 (a) Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Senior Lien Series 2022
4.000 05/01/33 486,562
752,000 (a) Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020
8.000 05/01/40 752,504
TOTAL TAX OBLIGATION/LIMITED 23,631,879
UTILITIES - 24.7%
1,000,000 Albuquerque Benralillo County Water Utility Authority, New
Mexico, Joint Water and Sewer System Revenue Bonds,
Refunding & Improvement Senior Lien Series 2017
5.000 07/01/32 1,034,367
1,970,000 Albuquerque, New Mexico, Refuse Removal and Disposal
Revenue Bonds, Series 2020
4.000 07/01/43 1,964,769
500,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Refunding Series 2017
5.000 07/01/37 509,556
500,000 Guam Power Authority, Revenue Bonds, Refunding Series 2022A 5.000 10/01/44 513,089
550,000 Guam Power Authority, Revenue Bonds, Refunding Series 2024A 5.000 10/01/35 615,852
450,000 New Mexico Finance Authority, Public Project Revolving Fund
Revenue Bonds, Senior Lien Series 2018D
5.000 06/01/37 470,438
975,000 New Mexico Finance Authority, Public Project Revolving Fund
Revenue Bonds, Senior Lien Series 2020B
3.000 06/01/40 866,673
1,000,000 New Mexico Finance Authority, Public Project Revolving Fund
Revenue Bonds, Senior Lien Series 2022C
5.000 06/01/42 1,073,235
1,305,000 New Mexico Finance Authority, Public Project Revolving Fund
Revenue Bonds, Senior Lien Series 2023A-1
5.000 06/01/41 1,428,845
1,000,000 New Mexico Finance Authority, Public Project Revolving Fund
Revenue Bonds, Senior Lien Series 2023B
5.250 06/01/48 1,071,759
1,000,000 New Mexico Finance Authority, Public Project Revolving Fund
Revenue Bonds, Senior Lien Series 2025A-1
5.000 06/01/49 1,061,594
715,000 New Mexico Finance Authority, Public Project Revolving Fund
Revenue Bonds, Subordinate Lien Series 2024A
5.000 06/15/44 771,069
1,575,000 New Mexico Finance Authority, Public Project Revolving Fund
Revenue Bonds, Subordinate Lien Series 2025C
5.000 12/15/45 1,706,349
800,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
5.000 07/01/33 836,025
705,000 Roswell, New Mexico, Joint Water and Sewerage Revenue Bonds,
Improvement Series 2017 - BAM Insured
5.000 06/01/37 709,355
500,000 Santa Fe, New Mexico, Net Wastewater Utility System
Environmental Services Gross Receipts Tax Improvement
Revenue Bonds, Climate Certified Green Series 2019
4.000 06/01/37 507,215

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,500,000 Santa Fe, New Mexico, Water Utility System Revenue Bonds,
Refunding Series 2016
4.000% 06/01/39 $ 1,503,762
TOTAL UTILITIES 16,643,952
TOTAL MUNICIPAL BONDS
(Cost $66,983,413) 65,963,036
TOTAL LONG-TERM INVESTMENTS
(Cost $66,983,413) 65,963,036
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.8%
X 550,000 MUNICIPAL BONDS - 0.8%   X –
HEALTH CARE - 0.8%
$ 550,000 (b) New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2008B
2.850 08/01/34 $ 550,000
TOTAL HEALTH CARE 550,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $550,000) 550,000
TOTAL INVESTMENTS - 98.6%
(Cost $67,533,413) 66,513,036
OTHER ASSETS & LIABILITIES, NET - 1.4% 977,433
NET ASSETS - 100% $ 67,490,469
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $2,080,035 or 3.1% of Total Investments.
(b) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Portfolio of Investments November 30, 2025
Pennsylvania
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 94.6%
X 335,845,979 MUNICIPAL BONDS - 94.6%   X –
CONSUMER STAPLES - 0.4%
$ 1,345,000 Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Procter & Gamble Paper Project,
Series 2001, (AMT)
5 .375% 03/01/31 $ 1,498,415
TOTAL CONSUMER STAPLES 1,498,415
EDUCATION AND CIVIC ORGANIZATIONS - 11.0%
1,300,000 Allegheny County Higher Education Building Authority,
Pennsylvania, University Revenue Bonds, Duquesne University,
Series 2024
5 .000 03/01/43 1,383,932
2,000,000 Bucks County Industrial Development Authority, Pennsylvania,
Revenue Bonds, George School Project, Series 2019
3 .000 09/15/49 1,505,267
1,205,000 Bucks County Industrial Development Authority, Pennsylvania,
Revenue Bonds, School Lane Charter School Project, Series 2016
5 .125 03/15/36 1,216,954
305,000 Chester County Industrial Development Authority, Pennsylvania,
Avon Grove Charter School Revenue Bonds, Series 2017A
5 .000 12/15/47 297,258
785,000 Crawford County Industrial Development Authority, Pennsylvania,
College Revenue Bonds, Allegheny College, Series 2016
3 .000 05/01/34 712,916
220,000 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University, Series 2014
5 .000 05/01/37 219,830
1,430,000 Erie Higher Education Building Authority, Pennsylvania, Revenue
Bonds, Gannon University, Series 2016
4 .000 05/01/46 1,155,321
290,000 Huntingdon County General Authority, Pennsylvania, Revenue
Bonds, Juniata College, Series 2016OO2
3 .125 05/01/34 266,809
210,000 Huntingdon County General Authority, Pennsylvania, Revenue
Bonds, Juniata College, Series 2016OO2
3 .250 05/01/36 190,244
355,000 Huntingdon County General Authority, Pennsylvania, Revenue
Bonds, Juniata College, Series 2016OO2
3 .500 05/01/41 297,674
1,095,000 Lackawanna County Industrial Development Authority,
Pennsylvania, Revenue Bonds, University of Scranton, Series 2017
4 .000 11/01/40 1,082,969
985,000 Lehigh County, Pennsylvania, Revenue Bonds, Lehigh Valley Dual
Language Charter School, General Purpose Authority, Series
2023
7 .000 06/01/53 1,044,762
1,920,000 Lycoming County Authority, Pennsylvania, Revenue Bonds,
Pennsylvania College of Technology, Series 2016
3 .000 10/01/37 1,745,678
1,250,000 McCandless IDA, Pennsylvania, University Revenue Bonds Series
A and B of 2022 La Roche University
6 .750 12/01/46 1,143,128
1,000,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Germantown Academy Project,
Series 2021A
4 .000 10/01/41 917,522
1,000,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Revenue Bonds, Villanova University Project, Series
2024
4 .000 08/01/54 912,497
1,880,000 Pennsylvania Higher Education Assistance Agency, Education
Loan Revenue Bonds, Senior Series 2020A, (AMT)
2 .450 06/01/41 1,719,682
910,000 Pennsylvania Higher Education Assistance Agency, Education
Loan Revenue Bonds, Senior Series 2021A, (AMT)
2 .625 06/01/42 823,204
390,000 Pennsylvania Higher Education Assistance Agency, Education
Loan Revenue Bonds, Senior Series 2023A, (AMT)
4 .000 06/01/44 384,947
630,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, AICUP Financing Program-Mount Aloysius College, Series
2016-004
2 .625 11/01/31 571,648
690,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, AICUP Financing Program-Mount Aloysius College, Series
2016-004
3 .000 11/01/42 503,861
250,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, AICUP Financing Program-Mount Aloysius College, Series
2016-004
5 .000 11/01/46 237,877
450,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Drexel University, Refunding Series 2016
4 .000 05/01/36 443,038
300,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, LaSalle University, Series 2012
4 .000 05/01/32 244,123

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,240,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, LaSalle University, Series 2012
5 .000% 05/01/42 $ 864,331
240,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of the Sciences in Philadelphia, Series 2012
4 .000 11/01/39 223,811
1,140,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of the Sciences in Philadelphia, Series 2012
5 .000 11/01/42 1,140,156
1,235,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of the Sciences in Philadelphia, Series 2015A
5 .000 11/01/36 1,235,631
2,350,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Widener University, Series 2021A
4 .000 07/15/51 1,893,613
2,000,000 Pennsylvania State University, Revenue Bonds, Series 2022A 5 .000 09/01/47 2,095,036
1,000,000 Pennsylvania State University, Revenue Bonds, Series 2023 5 .250 09/01/53 1,063,574
2,000,000 Pennsylvania State University, Revenue Bonds, Series 2024 5 .000 09/01/49 2,116,087
1,010,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, La Salle University, Series 2017
5 .000 05/01/37 776,836
1,430,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Saint Joseph's University Project, Refunding
Series 2020A
4 .000 11/01/45 1,294,483
2,000,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Saint Joseph's University Project, Series 2022
5 .500 11/01/60 2,093,559
266,741 (a),(b) Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, University of the Arts, Series 2017
5 .000 03/15/45 53,348
835,000 Scranton-Lackawanna Health and Welfare Authority,
Pennsylvania, Revenue Bonds, University of Scranton, Series 2016
5 .000 11/01/37 839,832
1,895,000 Scranton-Lackawanna Health and Welfare Authority,
Pennsylvania, University Revenue Bonds, Marywood University,
Series 2016
5 .000 06/01/46 1,608,412
1,145,000 (c) University of Pittsburgh of the Commonwealth System of Higher
Education, Pennsylvania, Capital Project Series 2025A
5 .000 02/15/36 1,354,454
1,590,000 Washington County Industrial Development Authority,
Pennsylvania, College Revenue Bonds, AICUP Financing
Program-Washington and Jefferson College Project, Series
2017-PP5
3 .375 11/01/36 1,441,951
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 39,116,255
ENERGY - 0.1%
400,000 (b),(d) Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Core Natural Resources Inc.,
Project, Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450 01/01/51 427,661
TOTAL ENERGY 427,661
HEALTH CARE - 18.1%
910,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group
Issue, Series 2018A
4 .000 04/01/44 846,823
5,105,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group
Issue, Series 2018A
4 .000 04/01/44 4,854,230
403,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-2
6 .000 06/30/34 433,779
4,209,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-3
5 .000 06/30/39 3,792,606
2,702,000 (e) Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024B-1
0 .000 06/30/44 1,870,451
447,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Taxable Series 2024A-1
8 .000 06/30/34 450,358
5,215,000 Bucks County Industrial Development Authority, Pennsylvania,
Hospital Revenue Bonds, Saint Luke's University Health Network
Project, Series 2021 - BAM Insured
3 .000 08/15/53 3,810,963
2,400,000 Butler County Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Butler Health System Project, Series 2015A
5 .000 07/01/39 2,295,683
1,130,000 Central Bradford Progress Authority, Pennsylvania, Revenue
Bonds, Guthrie Health, Series 2021B
4 .000 12/01/51 993,591
1,000,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Health System Revenue Bonds, Main Line Health
System, Series 2017A
4 .000 10/01/37 1,005,179

Portfolio of Investments November 30, 2025
(continued)
Pennsylvania

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 1,000,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Health System Revenue Bonds, Main Line Health
System, Series 2017A
4 .000% 10/01/47 $ 903,890
1,000,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Penn State Health, Series 2019
4 .000 11/01/49 899,463
965,000 Dauphin County General Authority, Pennsylvania, Health System
Revenue Bonds, Pinnacle Health System Project, Refunding
Series 2016A
3 .000 06/01/33 940,167
1,370,000 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Series 2019A
5 .000 07/01/49 1,397,592
300,000 Dubois Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Penn Highlands Healthcare, Series 2018
5 .000 07/15/48 267,840
1,000,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series 2014A
5 .000 06/01/41 1,000,519
2,625,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2017A-1
5 .000 02/15/45 2,649,161
1,000,000 Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, Penn State Health, Series 2021
5 .000 11/01/38 1,048,885
1,000,000 Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, Penn State Health, Series 2021
5 .000 11/01/51 1,004,244
1,730,000 Lancaster County Hospital Authority, Revenue Bonds, University
of Pennsylvania Health System, Refunding Series 2016B
5 .000 08/15/46 1,736,537
1,195,000 Lancaster County Hospital Authority, Revenue Bonds, University
of Pennsylvania Health System, Series 2016A
5 .000 08/15/42 1,202,590
1,000,000 Lehigh County General Purpose Authority, Pennsylvania, Hospital
Revenue Bonds, Lehigh Valley Health Network, Series 2019A
5 .000 07/01/44 1,023,286
415,000 Lehigh County General Purpose Authority, Pennsylvania, Revenue
Bonds, Good Shepherd Group, Refunding Series 2016
3 .000 11/01/36 365,270
3,435,000 Lehigh County General Purpose Authority, Pennsylvania, Revenue
Bonds, Good Shepherd Group, Refunding Series 2016
4 .000 11/01/46 2,907,580
1,950,000 Lehigh County General Purpose Authority, Pennsylvania, Revenue
Bonds, Good Shepherd Group, Series 2021A
4 .000 11/01/41 1,744,685
1,000,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A
4 .000 09/01/38 996,845
1,000,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2019 - BAM Insured
4 .000 09/01/44 944,104
625,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2019
4 .000 09/01/49 562,597
1,600,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2022B
4 .000 05/01/56 1,340,424
2,000,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2022B - AGM Insured
4 .000 05/01/56 1,736,960
1,000,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2022B
5 .000 05/01/57 1,007,093
2,500,000 Northampton County General Purpose Authority, Pennsylvania,
Hospital Revenue Bonds, Saint Luke's University Health Network
Project, Series 2024A-1 - AGM Insured
5 .000 08/15/49 2,586,204
2,750,000 Pennsylvania Economic Development Financing Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2020A
4 .000 04/15/50 2,458,163
900,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-1
4 .250 11/01/51 830,966
3,310,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Health System, Series 2019
4 .000 08/15/49 2,980,147
2,000,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Health System, Series 2025
5 .000 08/15/55 2,073,152

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 2,000,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Hospital Revenue Bonds, The Children's Hospital of Philadelphia,
Series 2024A
5 .500% 07/01/53 $ 2,163,963
555,000 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health
System Obligated Group, Series of 2017
5 .000 07/01/30 565,452
895,000 Pottsville Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Series 2016B
5 .000 07/01/45 898,984
1,205,000 Southcentral Pennsylvania General Authority, Revenue Bonds,
Wellspan Health Obligated Group, Refunding Series 2023A
5 .000 06/01/34 1,384,591
1,500,000 Union County Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Evangelical Community Hospital Project, Series 2018B
5 .000 08/01/48 1,501,304
700,000 Westmoreland County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Excela Health Project, Series
2020A
4 .000 07/01/37 679,887
TOTAL HEALTH CARE 64,156,208
HOUSING/MULTIFAMILY - 0.4%
1,000,000 (b) Erie County, Industrial Development Authority, Pennsylvania,
Essential Housing Revenue Bonds, Senior-CFC-Erie I LLC Erie
Apartments, Series 2024A
6 .750 09/01/61 985,365
100,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University Properties Inc. Student Housing Project at East
Stroudsburg University of Pennsylvania, Series 2016A
5 .000 07/01/35 98,556
161,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Multifamily Housing Revenue Bonds, Presbyterian Homes
Germantown - Morrisville Project, Series 2005A
5 .625 07/01/35 161,219
TOTAL HOUSING/MULTIFAMILY 1,245,140
HOUSING/SINGLE FAMILY - 13.4%
3,600,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2016-120
3 .200 04/01/40 3,243,384
5,820,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2016-121
3 .200 10/01/41 5,170,083
1,520,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-123B
3 .450 10/01/32 1,520,050
3,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-124B
3 .500 10/01/37 2,947,207
180,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-125B
3 .700 10/01/47 158,610
5,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-129
3 .150 10/01/39 4,625,271
4,025,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-130A
3 .000 10/01/46 3,144,419
1,405,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-133
2 .350 10/01/40 1,130,518
5,255,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-133
2 .500 10/01/45 3,848,116
1,250,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2021-136
2 .550 10/01/51 884,626
5,320,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-134A
1 .850 04/01/36 4,354,030
3,145,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-134A
2 .050 04/01/41 2,366,861
1,930,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-134A
2 .100 10/01/43 1,331,520
3,040,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-135A
2 .250 10/01/41 2,362,599
3,435,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-135A
2 .375 10/01/46 2,484,986
3,925,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-135A
2 .500 10/01/50 2,704,993
2,250,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-137
2 .600 04/01/46 1,671,815
1,665,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2022-138A
3 .000 04/01/42 1,425,808

Portfolio of Investments November 30, 2025
(continued)
Pennsylvania

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/SINGLE FAMILY (continued)
$ 2,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2023-142A
4 .900% 10/01/46 $ 2,024,530
135,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A
4 .600 10/01/49 133,389
TOTAL HOUSING/SINGLE FAMILY 47,532,815
INDUSTRIALS - 1.6%
250,000 (a),(b),(f) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills
LLC Project, Series 2020A-1
10 .000 12/01/40 25
250,000 (a),(b),(f) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills
LLC Project, Series 2020A-2, (AMT)
10 .000 12/01/40 25
2,525,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, National Gypsum Company,
Refunding Series 2014, (AMT)
5 .500 11/01/44 2,525,999
3,000,000 (d) Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Waste Management Inc., Project,
Series 2011, (AMT), (Mandatory Put 7/01/27)
4 .250 07/01/41 3,033,308
TOTAL INDUSTRIALS 5,559,357
LONG-TERM CARE - 9.4%
1,035,000 Adams County General Authority, Pennsylvania, Revenue Bonds,
The Brethren Home Community Project, Series 2024A
5 .000 06/01/54 990,474
1,000,000 Adams County General Authority, Pennsylvania, Revenue Bonds,
The Brethren Home Community Project, Series 2024A
5 .000 06/01/59 944,371
1,510,000 Berks County Industrial Development Authority, Pennsylvania,
Healthcare Facilities Revenue Bonds, Highlands at Wyomissing,
Series 2017A
5 .000 05/15/42 1,513,962
90,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2015A
5 .000 12/01/35 81,076
860,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2019
5 .000 12/01/51 669,772
3,440,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2021A
4 .000 12/01/44 2,398,290
3,490,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Asbury Pennsylvania Obligated Group,  Refunding Series
2019
5 .000 01/01/45 3,308,152
500,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2015
4 .000 01/01/33 493,048
760,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2015
5 .000 01/01/38 760,242
355,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2016
5 .000 01/01/28 355,219
1,000,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2016
5 .000 01/01/29 1,000,609
910,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2016
5 .000 01/01/30 910,562
135,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2016
3 .250 01/01/36 122,997
1,430,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2016
3 .250 01/01/39 1,243,712
285,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2019A
4 .125 01/01/38 275,258
105,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2019A
5 .000 01/01/39 106,387
635,000 East Hempfield Township Industrial Development Authority,
Pennsylvania, Revenue Bonds, Willow Valley Communities
Project, Refunding Series 2016
5 .000 12/01/39 635,248
610,000 Lancaster County Hospital Authority, Pennsylvania, Health Center
Revenue Bonds, Saint Anne's Retirement Community, Inc., Series
2020
5 .000 03/01/45 527,620

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE (continued)
$ 245,000 Lancaster County Hospital Authority, Pennsylvania, Health Center
Revenue Bonds, Saint Anne's Retirement Community, Inc., Series
2020
5 .000% 03/01/50 $ 202,901
1,000,000 Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, Landis Homes Retirement Community Project, Refunding
Series 2015A
5 .000 07/01/45 973,119
910,000 Lancaster Industrial Development Authority, Pennsylvania, Health
Center Revenue Bonds, Landis Homes Retirement Community
Project, Refunding Series 2021
4 .000 07/01/51 746,296
1,400,000 Lancaster Industrial Development Authority, Pennsylvania, Health
Center Revenue Bonds, Landis Homes Retirement Community
Project, Refunding Series 2021
4 .000 07/01/56 1,117,101
2,000,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds Meadowood Senior Living Project
Series 2018A
5 .000 12/01/48 1,975,594
2,750,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds, ACTS Retirement-Life
Communities, Inc. Obligated Group, Series 2016
5 .000 11/15/36 2,776,366
500,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds, ACTS Retirement-Life
Communities, Inc. Obligated Group, Series 2023A
5 .250 11/15/53 503,049
1,100,000 Northampton County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Morningstar Senior Living, Inc.,
Series 2019
5 .000 11/01/49 963,245
1,800,000 Pennsylvania Economic Development Finance Authority Revenue
Bonds Presbyterian Senior Living Project, Series 2021
4 .000 07/01/41 1,705,483
500,000 Pennsylvania Economic Development Finance Authority Revenue
Bonds Presbyterian Senior Living Project, Series 2021
4 .000 07/01/46 436,031
1,000,000 Pennsylvania Economic Development Finance Authority,
Revenue Bonds, Presbyterian Senior Living Project, Series
2023B-2
5 .000 07/01/42 1,022,497
2,655,000 Westmoreland County Industrial Development Authority,
Pennsylvania, Retirement Community Revenue Bonds, Redstone
Presbyterian SeniorCare Obligated Group, Refunding Bonds,
Series 2021
4 .000 05/15/41 2,241,175
3,345,000 Westmoreland County Industrial Development Authority,
Pennsylvania, Retirement Community Revenue Bonds, Redstone
Presbyterian SeniorCare Obligated Group, Refunding Bonds,
Series 2021
4 .000 05/15/47 2,531,767
TOTAL LONG-TERM CARE 33,531,623
TAX OBLIGATION/GENERAL - 13.6%
1,080,000 Allegheny County, Pennsylvania, General Obligation Bonds,
Series 2024C-80
5 .000 12/01/41 1,167,441
1,355,000 Allegheny County, Pennsylvania, General Obligation Bonds,
Series 2024C-80
5 .000 12/01/42 1,453,716
1,795,000 Allegheny County, Pennsylvania, General Obligation Bonds,
Series 2024C-80
5 .000 12/01/49 1,878,441
495,000 Allentown City School District, Lehigh County, Pennsylvania,
General Obligation Bonds, Limited Tax Series 2019C - BAM
Insured
4 .000 02/01/36 502,956
1,000,000 Bethel Park School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Limited Tax Series 2024
5 .000 08/01/43 1,069,656
1,695,000 Bethel Park School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Limited Tax Series 2024
5 .000 08/01/44 1,795,062
3,125,000 Chichester School District, Delaware County, Pennsylvania,
General Obligation Bonds, Series 1999 - FGIC Insured
0 .000 03/01/26 3,099,144
4,000,000 Coatesville Area School District, Chester County, Pennsylvania,
General Obligation Bonds, Series 2020A - BAM Insured
0 .000 10/01/35 2,683,937
1,950,000 Coatesville Area School District, Chester County, Pennsylvania,
General Obligation Bonds, Series 2020A - BAM Insured
0 .000 10/01/37 1,175,123
1,000,000 Delaware County, Pennsylvania, General Obligation Bonds,
Series 2024
5 .000 08/01/48 1,044,148
855,000 Fayette County, Pennsylvania, General Obligation Bonds, Notes
Series 2021A - AGM Insured
2 .000 11/15/43 547,653

Portfolio of Investments November 30, 2025
(continued)
Pennsylvania

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,635,000 Girard School District, Erie County, Pennsylvania, General
Obligation Bonds, Series 1999B - FGIC Insured
0 .000% 11/15/28 $ 1,473,739
1,250,000 Hatboro-Horsham School District, Montgomery County,
Pennsylvania, General Obligation Bonds, Series 2023A
5 .250 09/15/51 1,315,749
900,000 Haverford Township School District, Delaware County,
Pennsylvania, General Obligation Bonds, Series 2025
5 .000 03/15/43 955,948
1,000,000 Lancaster County, Pennsylvania, General Obligation Bonds,
Series 2024
5 .000 11/01/36 1,104,728
1,000,000 Lancaster, Pennsylvania, General Obligation Bonds, Series 2016
- AGM Insured
5 .000 11/01/27 1,008,098
1,000,000 Littlestown Area School District, Adams County, Pennsylvania,
General Obligation Bonds, Series 2023A - BAM Insured
5 .000 10/01/50 1,037,061
1,500,000 Middletown Area School District, Dauphin County, Pennsylvania,
General Obligation Bonds, Series 2023 - BAM Insured
5 .000 03/01/38 1,545,229
600,000 Muhlenberg School District, Berks County, Pennsylvania, General
Obligation Bonds, Series 2025
5 .000 05/15/50 626,098
690,000 Northampton County, Pennsylvania, General Obligation Bonds,
Series 2025
5 .000 10/01/36 780,943
10,000,000 Pennsylvania State, General Obligation Bonds, First Series 2023 4 .000 09/01/40 10,270,299
1,500,000 Philadelphia School District, Pennsylvania, General Obligation
Bonds, Green Series 2023B
5 .000 09/01/48 1,556,047
2,785,000 Philadelphia School District, Pennsylvania, General Obligation
Bonds, Series 2007A - NPFG Insured
5 .000 06/01/34 3,175,406
1,000,000 Pittsburgh, Pennsylvania, General Obligation Bonds, Capital
Improvement Series 2025
4 .250 09/01/44 981,628
315,000 Rose Tree Media School District, Delaware County, Pennsylvania,
General Obligation Bonds, Series 2025
5 .000 04/01/33 361,819
2,000,000 State College Area School District, Centre County, Pennsylvania,
General Obligation Bonds, Series 2015
5 .000 03/15/40 2,000,325
30,000 The Redevelopment Authority of the City of Scranton,
Lackawanna county, Pennsylvania, Guaranteed Lease Revenue
Bonds, Series 2016A
5 .000 11/15/28 30,016
1,600,000 Washington County, Pennsylvania, General Obligation Bonds,
Series 2024
4 .000 09/01/35 1,632,160
1,010,000 West Allegheny School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Series 2021B
2 .000 09/01/26 999,460
900,000 West Mifflin Area School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Limited Tax Series 2019 - BAM
Insured
3 .000 04/01/34 884,908
TOTAL TAX OBLIGATION/GENERAL 48,156,938
TAX OBLIGATION/LIMITED - 3.5%
100,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront
Project, Senior Series 2021
6 .000 05/01/42 104,771
100,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center Project,
Series 2018
5 .000 05/01/33 102,816
925,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center Project,
Subordinate Series 2022
5 .250 05/01/42 945,505
505,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Refunding Project, Series 2017
5 .000 05/01/42 507,149
1,000,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts
Project, Series 2023
6 .250 05/01/42 1,009,184
250,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Waterfront-30 E
Allen Street Project, Senior Series 2024A
5 .250 05/01/42 252,475
100,000 (b) Chester County Industrial Development Authority, Pennsylvania,
Special Obligation Bonds, Woodlands at Greystone Project,
Series 2018
5 .000 03/01/38 100,577

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 2,630,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018 -
AGM Insured
4 .000% 06/01/39 $ 2,608,430
1,000,000 Delaware County Vocational-Technical School Authority,
Pennsylvania, Lease Revenue Bonds, Intermediate Unit Project,
Series 2025 - BAM Insured
5 .500 11/01/50 1,062,748
1,500,000 Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate Series
2014A
4 .750 12/01/37 1,525,003
1,000,000 Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate Series
2014A
4 .900 12/01/44 1,009,254
1,000,000 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue
Bonds, Senior Series 2018A
5 .250 12/01/44 1,034,804
400,000 Philadelphia Authority for Industrial Development, Pennsylvania,
City Service Agreement Revenue Bonds, Rebuild Project Series
2025A
5 .000 12/01/36 462,282
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 974,966
355,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 335,145
530,000 Washington County Redevelopment Authority, Pennsylvania,
Tanger Outlet Victory Center Tax Increment Bonds, Series 2018
5 .000 07/01/35 532,592
TOTAL TAX OBLIGATION/LIMITED 12,567,701
TRANSPORTATION - 10.8%
4,675,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021A,
(AMT)
5 .000 01/01/51 4,693,694
2,030,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021A,
(AMT)
5 .000 01/01/56 2,034,498
4,000,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2025A,
(AMT)
5 .500 01/01/50 4,240,524
1,955,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Refunding Series
2015 - BAM Insured
4 .000 07/01/35 1,955,976
1,000,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
5 .000 07/01/47 1,011,699
1,315,000 Delaware River Port Authority, New Jersey and Pennsylvania,
Revenue Bonds, Refunding Series 2025
5 .000 01/01/36 1,532,224
1,945,000 Delaware River Port Authority, New Jersey and Pennsylvania,
Revenue Bonds, Series 2018A
5 .000 01/01/37 2,046,885
2,115,000 Pennsylvania Economic Development Financing Authority,
Private Activity Revenue Bonds, Pennsylvania Rapid Bridge
Replacement Project, Series 2015, (AMT)
5 .000 12/31/38 2,123,036
4,375,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Capital Appreciation Series 2009E
6 .375 12/01/38 4,611,879
665,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2023A
4 .250 12/01/44 666,474
3,000,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2023A
5 .000 12/01/48 3,180,339
1,000,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2024A
5 .000 12/01/42 1,088,252
1,615,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2024C
5 .250 12/01/54 1,729,857
2,000,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2025B
5 .250 12/01/45 2,207,212
2,180,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C - AGM Insured
6 .250 06/01/33 2,216,310
1,250,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2020C, (AMT)
4 .000 07/01/50 1,109,982

Portfolio of Investments November 30, 2025
(continued)
Pennsylvania

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 1,625,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2025B, (AMT)
5 .000% 07/01/35 $ 1,835,710
TOTAL TRANSPORTATION 38,284,551
U.S. GUARANTEED - 1.7% (g)
730,000 Allegheny County Higher Education Building Authority,
Pennsylvania, Revenue Bonds, Robert Morris University, Series
2016, (Pre-refunded 10/15/26)
5 .000 10/15/34 744,187
480,000 Allegheny County Higher Education Building Authority,
Pennsylvania, Revenue Bonds, Robert Morris University, Series
2017, (Pre-refunded 10/15/27)
5 .000 10/15/37 499,997
625,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2016,
(Pre-refunded 1/01/26)
3 .250 01/01/39 625,194
70,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2019A,
(Pre-refunded 1/01/29)
5 .000 01/01/39 74,552
570,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2019A,
(Pre-refunded 1/01/29)
5 .000 01/01/39 607,072
155,000 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Series 2019A, (Pre-refunded 7/01/29)
5 .000 07/01/49 166,106
835,000 Monroe County Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Pocono Medical Center, Series 2016, (Pre-
refunded 7/01/26)
5 .000 07/01/41 846,561
50,000 (a),(b) Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, University of the Arts, Series 2017, (Pre-refunded
3/15/28)
5 .000 03/15/45 52,655
2,445,000 Pottsville Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Series 2016B, (Pre-
refunded 1/01/27)
5 .000 07/01/45 2,509,367
TOTAL U.S. GUARANTEED 6,125,691
UTILITIES - 10.6%
2,170,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2018
5 .000 06/01/43 2,227,886
935,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2022
5 .000 06/01/53 973,164
1,000,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2024
5 .000 12/01/42 1,079,228
1,875,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2025
5 .000 12/01/45 2,003,306
2,805,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2025
5 .000 12/01/50 2,954,717
50,000 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Generation Project,
Refunding Series 2006A, (Mandatory Put 7/01/33)
4 .750 01/01/35 52,900
1,000,000 Bucks County Water and Sewer Authority, Pennsylvania, Sewer
System Revenue Bonds, Series 2022A - AGM Insured
5 .250 12/01/47 1,065,934
605,000 Bucks County Water and Sewer Authority, Pennsylvania, Water
System Revenue Bonds, Series 2021 - AGM Insured
2 .250 12/01/44 398,190
1,250,000 Clairton Municipal Authority, Allegheny County, Pennsylvania,
Sewer Revenue Bonds, Refunding Series 2024B
4 .375 12/01/42 1,233,811
430,000 Delaware County Regional Water Quality Control Authority,
Pennsylvania, Sewer Revenue Bonds, Series 2015
5 .000 05/01/40 430,506
360,000 Erie Sewer Authority, Erie County, Pennsylvania, Sewer Revenue
Bonds, Series 2025 - BAM Insured
5 .000 12/01/42 382,548
1,000,000 Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Series 2024 - BAM
Insured
4 .000 12/01/46 950,904
1,325,000 (d) Luzerne County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Pennsylvania-American Water Company Project,
Refunding Series 2019, (AMT), (Mandatory Put 12/03/29)
2 .450 12/01/39 1,221,527
1,765,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, York Water Company Project,
Refunding Series 2019A, (AMT)
3 .000 10/01/36 1,675,537

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 3,635,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, York Water Company Project,
Refunding Series 2019B, (AMT)
3 .100% 11/01/38 $ 3,388,332
10,450,000 Pennsylvania Economic Development Financing Authority,
Revenue Bonds, Pennsylvania-American Water Company,
Refunding Series 2019
3 .000 04/01/39 9,478,266
1,000,000 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998
General Ordinance, Fifteenth Series 2017
5 .000 08/01/37 1,026,808
1,500,000 Philadelphia, Pennsylvania, Water and Wastewater Revenue
Bonds, Series 2019B
5 .000 11/01/54 1,535,843
1,000,000 Philadelphia, Pennsylvania, Water and Wastewater Revenue
Bonds, Series 2022C
5 .000 06/01/38 1,105,448
1,510,000 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and
Sewer System Revenue Bonds, First Lien Series 2023A - AGM
Insured
5 .000 09/01/42 1,629,732
1,000,000 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and
Sewer System Revenue Bonds, First Lien Series 2023A - AGM
Insured
4 .250 09/01/53 957,647
1,000,000 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and
Sewer System Revenue Bonds, First Lien Series 2025A
5 .250 09/01/50 1,068,435
1,000,000 Upper Allegheny Joint Sanitary Authority, Allegheny County,
Pennsylvania, Sewer Revenue Bonds, Refunding Series 2019A -
AGM Insured
3 .000 09/01/44 802,955
TOTAL UTILITIES 37,643,624
TOTAL MUNICIPAL BONDS
(Cost $355,429,777) 335,845,979
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
X 6 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0%   X –
CAPITAL GOODS - 0.0%
$ 64,338 (a),(f) KDC Agribusiness Fairless Hills LLC 12 .000 09/17/26 $ 6
TOTAL CAPITAL GOODS 6
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $64,338) 6
TOTAL LONG-TERM INVESTMENTS
(Cost $355,494,115) 335,845,985
OTHER ASSETS & LIABILITIES, NET - 5.4% 19,135,813
NET ASSETS - 100% $ 354,981,798
AMT Alternative Minimum Tax
(a) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $4,541,556 or 1.4% of Total Investments.
(c) When-issued or delayed delivery security.
(d) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

Portfolio of Investments November 30, 2025
Virginia
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 96.8%
X 532,458,805 MUNICIPAL BONDS - 96.8%   X –
CONSUMER STAPLES - 1.7%
$ 230,000 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A
5 .250% 06/01/32 $ 225,848
600,000 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A
5 .625 06/01/47 553,649
6,155,000 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1
5 .000 06/01/47 5,109,250
4,055,000 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset-Backed Bonds, Series 2007B2
5 .200 06/01/46 3,520,579
TOTAL CONSUMER STAPLES 9,409,326
EDUCATION AND CIVIC ORGANIZATIONS - 7.9%
1,685,000 Alexandria Industrial Development Authority, Virginia,
Educational Facilities Revenue Bonds, Episcopal High School,
Series 2017
4 .000 01/01/40 1,688,120
1,460,000 Farmville Industrial Development Authority, Virginia, Educational
Facilities Revenue Bonds, Convocation Center Project, Series
2021 - AGM Insured, (Mandatory Put 7/01/43)
5 .375 07/01/53 1,552,441
1,455,000 Industrial Development Authority of the City of Lexington,
Virginia, Washington and Lee University, Educational Facility
Revenue Bonds, Refunding Series 2018A
5 .000 01/01/48 1,478,896
1,500,000 Loudoun County Industrial Development Authority, Virginia,
Multi-Modal Revenue Bonds, Howard Hughes Medical Institute,
Series 2022A
4 .000 10/01/52 1,406,148
2,000,000 Madison County Industrial Development Authority, Virginia,
Educational Facilities Revenue Bonds, Woodberry Forest School,
Series 2021
3 .000 10/01/50 1,499,489
500,000 Montgomery County Economic Development Authority, Virginia,
Revenue Bonds, Virginia Tech Foundation, Refunding Series
2017A
4 .000 06/01/37 503,709
750,000 Roanoke Economic Development Authority, Virginia, Educational
Facilities Revenue Bonds, Lynchburg College, Series 2018A
5 .000 09/01/43 724,725
600,000 Salem Economic Development Authority, Virginia, Educational
Facilities Revenue Bonds, Roanoke College, Series 2025
6 .000 04/01/50 631,950
2,500,000 The Rector and Visitors of the University of Virginia, General
Pledge Revenue Bonds, Green Series 2015A-2
5 .000 04/01/45 2,499,971
9,355,000 The Rector and Visitors of the University of Virginia, General
Pledge Revenue Bonds, Refunding Series 2017A
5 .000 04/01/39 9,608,675
5,000,000 The Rector and Visitors of the University of Virginia, General
Pledge Revenue Bonds, Refunding Series 2017A
5 .000 04/01/47 5,071,525
5,000,000 The Rector and Visitors of the University of Virginia, General
Pledge Revenue Bonds, Refunding Series 2017B
5 .000 04/01/46 5,075,336
1,790,000 Virginia College Building Authority Educational Facility, Revenue
Bonds, University of Richmond Refunding Series 2024
5 .000 03/01/49 1,900,795
1,000,000 (a) Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Green Series
2015B
5 .000 07/01/45 761,392
3,000,000 (a) Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Refunding Series
2015A
5 .000 07/01/35 2,569,046
4,465,000 (a) Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Refunding Series
2015A
5 .000 07/01/45 3,399,614
1,000,000 Virginia College Building Authority, Educational Facilities
Revenue Bonds, Regent University Project, Series 2025
6 .000 06/01/50 1,068,718
1,575,000 Virginia College Building Authority, Educational Facilities
Revenue Bonds, Washington and Lee University, Series 1998 -
NPFG Insured
5 .250 01/01/31 1,706,118
175,000 Virginia Commonwealth University, General Pledge Revenue
Bonds, Refunding Series 2018A
5 .000 11/01/38 183,460
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 43,330,128

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE - 18.5%
$ 1,200,000 Arlington County Industrial Development Authority, Virginia,
Hospital Facility Revenue Bonds, Virginia Hospital Center, Series
2020
5 .000% 07/01/31 $ 1,312,057
1,050,000 Arlington County Industrial Development Authority, Virginia,
Hospital Facility Revenue Bonds, Virginia Hospital Center, Series
2020
5 .000 07/01/32 1,145,905
1,195,000 Arlington County Industrial Development Authority, Virginia,
Hospital Facility Revenue Bonds, Virginia Hospital Center, Series
2020
4 .000 07/01/38 1,218,531
1,075,000 Arlington County Industrial Development Authority, Virginia,
Hospital Facility Revenue Bonds, Virginia Hospital Center, Series
2020
4 .000 07/01/45 1,029,197
1,465,000 (b) Arlington County Industrial Development Authority, Virginia,
Hospital Revenue Bonds, Virginia Hospital Center, Series 2023A,
(Mandatory Put 7/01/31)
5 .000 07/01/53 1,587,497
1,920,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1
4 .000 08/01/44 1,745,181
3,000,000 Fairfax County Industrial Development Authority, Virginia,
Healthcare Revenue Bonds, Inova Health System, Refunding
Series 2022
4 .000 05/15/44 2,913,151
4,000,000 Fairfax County Industrial Development Authority, Virginia,
Healthcare Revenue Bonds, Inova Health System, Series 2018A
4 .000 05/15/48 3,777,523
5,000,000 Fairfax County Industrial Development Authority, Virginia,
Healthcare Revenue Bonds, Inova Health System, Series 2024
5 .000 05/15/51 5,203,185
3,000,000 Front Royal and Warren County Industrial Development
Authority, Virginia, Hospital Revenue Bonds, Valley Health System
Obligated Group, Series 2018
4 .000 01/01/50 2,727,776
2,750,000 Henrico County Economic Development Authority, Virginia,
Health Facilities Revenue Bonds, Bon Secours Mercy Health,
Series 2025A-VA
5 .000 11/01/48 2,874,932
3,500,000 (a) Industrial Development Authority of the City of Newport News,
Virginia, Health System Revenue Bonds, Riverside Health System,
Series 2015A
5 .330 07/01/45 3,500,001
5,000,000 (a) Industrial Development Authority of the City of Newport News,
Virginia, Health System Revenue Bonds, Riverside Health System,
Series 2017A
5 .000 07/01/46 4,974,993
1,000,000 Isle Economic Development Authority, Wight County, Virginia,
Health System Revenue Bonds, Riverside Health System Series
2023 - AGM Insured
5 .250 07/01/43 1,088,067
4,000,000 Lynchburg Economic Development Authority, Virginia, Hospital
Revenue Bonds, Centra Health Obligated Group, Refunding
Series 2017A
5 .000 01/01/47 4,010,921
4,050,000 Lynchburg Economic Development Authority, Virginia, Hospital
Revenue Bonds, Centra Health Obligated Group, Refunding
Series 2021
4 .000 01/01/47 3,670,872
3,000,000 Lynchburg Economic Development Authority, Virginia, Hospital
Revenue Bonds, Centra Health Obligated Group, Refunding
Series 2021 - BAM Insured
3 .000 01/01/51 2,161,581
5,250,000 Roanoke Economic Development Authority, Virginia, Hospital
Revenue Bonds, Carilion Clinic Obligated Group, Series 2020A
5 .000 07/01/47 5,767,494
6,000,000 Roanoke Economic Development Authority, Virginia, Hospital
Revenue Bonds, Carilion Clinic Obligated Group, Series 2020A
4 .000 07/01/51 5,542,289
1,000,000 Stafford County Economic Development Authority, Virginia,
Hospital Facilities Revenue Bonds, Mary Washington Healthcare
Obligated Group, Refunding Series 2016
5 .000 06/15/32 1,010,568
1,440,000 Stafford County Economic Development Authority, Virginia,
Hospital Facilities Revenue Bonds, Mary Washington Healthcare
Obligated Group, Refunding Series 2016
5 .000 06/15/35 1,453,228
1,600,000 Stafford County Economic Development Authority, Virginia,
Hospital Facilities Revenue Bonds, Mary Washington Healthcare
Obligated Group, Refunding Series 2016
5 .000 06/15/36 1,613,971
1,360,000 Stafford County Economic Development Authority, Virginia,
Hospital Facilities Revenue Bonds, Mary Washington Healthcare
Obligated Group, Refunding Series 2016
4 .000 06/15/37 1,360,424

Portfolio of Investments November 30, 2025
(continued)
Virginia

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 6,500,000 Virginia Commonwealth University Health System Authority,
General Revenue Bonds, Series 2017B
5 .000% 07/01/46 $ 6,565,482
8,500,000 Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Bon Secours Mercy Health, Inc., Series 2020A
4 .000 12/01/49 7,631,188
5,000,000 Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Bon Secours Mercy Health, Inc., Series 2022A
5 .000 10/01/41 5,365,872
1,415,000 Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Bon Secours Mercy Health, Inc., Series 2022A
5 .000 10/01/42 1,503,264
2,800,000 Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Mary Washington Healthcare, Refunding Series
2025A-1
5 .250 06/15/50 2,951,563
1,400,000 Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Mary Washington Healthcare, Refunding Series
2025A-1
5 .250 06/15/55 1,463,582
4,000,000 Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Sentara Healthcare, Refunding Series 2020
4 .000 11/01/38 4,033,342
1,150,000 Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Sentara Healthcare, Refunding Series 2020
4 .000 11/01/39 1,155,932
1,250,000 Winchester Economic Development Authority, Virginia, Hospital
Revenue Bonds, Valley Health System Obligated Group,
Refunding Series 2015
5 .000 01/01/32 1,251,939
1,230,000 Winchester Economic Development Authority, Virginia, Hospital
Revenue Bonds, Valley Health System Obligated Group,
Refunding Series 2015
5 .000 01/01/34 1,231,723
5,000,000 Winchester Economic Development Authority, Virginia, Hospital
Revenue Bonds, Valley Health System Obligated Group,
Refunding Series 2015
4 .000 01/01/37 5,000,604
1,215,000 Winchester Economic Development Authority, Virginia, Hospital
Revenue Bonds, Valley Health System Obligated Group,
Refunding Series 2015
5 .000 01/01/44 1,215,549
500,000 Winchester Economic Development Authority, Virginia, Revenue
Bonds, Valley Health System Obligated Group Series 2024A
5 .000 01/01/42 538,494
TOTAL HEALTH CARE 101,597,878
HOUSING/MULTIFAMILY - 6.3%
2,000,000 (b) Fairfax County Redevelopment and Housing Authority, Virginia,
Multifamily Housing Revenue Bonds, Dominion Square North
Project, Series 2023, (Mandatory Put 1/01/28)
5 .000 01/01/45 2,058,221
1,110,000 (a) Richmond Redevelopment and Housing Authority, Virginia, Multi-
Family Housing Revenue Bonds, American Tobacco Apartments,
Series 2017
5 .550 01/01/37 1,090,026
1,510,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2015A
3 .500 03/01/35 1,510,054
1,790,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2015A
3 .625 03/01/39 1,765,700
1,000,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2015C
4 .000 08/01/45 952,932
2,585,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2015E
3 .750 12/01/40 2,562,208
1,500,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2016B
3 .350 05/01/36 1,481,383
1,710,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2017A
3 .875 03/01/47 1,580,881
3,000,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2019A
3 .600 09/01/39 2,947,607
1,250,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2020E
2 .300 07/01/40 980,417
1,745,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2020G
2 .200 09/01/40 1,341,690
2,000,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2021B
2 .400 03/01/46 1,445,895
2,000,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2021K
2 .375 12/01/41 1,549,278
1,000,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2022F
5 .000 10/01/52 1,026,577

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY (continued)
$ 1,895,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2023E
5 .250% 10/01/63 $ 1,960,874
1,000,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2024A
4 .450 09/01/44 1,009,609
2,000,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2024D
4 .500 08/01/54 1,965,383
1,000,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2024D
4 .625 08/01/60 987,304
1,000,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2025C
5 .200 07/01/62 1,028,592
1,000,000 (c) Virginia Housing Development Authority, Rental Housing Bonds,
Series 2025F
4 .625 12/01/56 981,541
2,750,000 Williamsburg Economic Development Authority, Virginia, Student
Housing Revenue Bonds, Provident Group - Williamsburg
Properties LLC - William and Mary Project Series 2023A - AGM
Insured
5 .250 07/01/53 2,919,468
1,500,000 Williamsburg Economic Development Authority, Virginia, Student
Housing Revenue Bonds, Provident Group - Williamsburg
Properties LLC - William and Mary Project Series 2023A - AGM
Insured
4 .375 07/01/63 1,458,365
TOTAL HOUSING/MULTIFAMILY 34,604,005
HOUSING/SINGLE FAMILY - 1.5%
1,000,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-4
4 .450 07/01/45 1,000,884
1,650,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-I
4 .600 10/01/54 1,624,225
850,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-II
4 .400 10/01/44 850,985
1,150,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024D
4 .500 07/01/45 1,147,918
1,000,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024F-1
4 .950 07/01/45 1,026,660
2,000,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024F-2
5 .000 07/01/45 2,064,210
500,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024F-3
4 .950 07/01/45 514,334
TOTAL HOUSING/SINGLE FAMILY 8,229,216
INDUSTRIALS - 0.3%
2,050,000 Amelia County Industrial Development Authority, Virginia, Solid
Waste Disposal Revenue Bonds, Waste Management Inc., Series
2002, (AMT)
1 .450 04/01/27 1,984,025
TOTAL INDUSTRIALS 1,984,025
LONG-TERM CARE - 4.7%
2,800,000 Albemarle County, Virginia, Residential Care Facility Revenue
Bonds Westminster-Canterbury of the Blue Ridge Refunding
Series 2022A
4 .000 06/01/49 2,510,717
1,650,000 Henrico County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Westminster Canterbury
of Richmond, Refunding Series 2020
4 .000 10/01/31 1,695,519
1,000,000 Henrico County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Westminster Canterbury
of Richmond, Refunding Series 2020
4 .000 10/01/50 879,425
1,000,000 Henrico County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Westminster Canterbury
of Richmond, Series 2022A
5 .000 10/01/52 1,005,724
1,000,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Refunding Series 2021A
4 .000 12/01/50 781,683
250,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Series 2024A
6 .875 12/01/58 270,577
615,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, WindsorMeade, Series
2021A
4 .000 06/01/41 541,440

Portfolio of Investments November 30, 2025
(continued)
Virginia

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE (continued)
$ 1,615,000 Lexington Industrial Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Kendal at Lexington Retirement
Community Inc., Refunding Series 2022. Forward Delivery
4 .000% 01/01/42 $ 1,507,278
1,000,000 Lexington Industrial Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Kendal at Lexington Retirement
Community Inc., Refunding Series 2022. Forward Delivery
4 .000 01/01/48 861,525
2,180,000 Norfolk Redevelopment and Housing Authority, Virginia, Fort
Norfolk Retirement Community, Inc., Harbor's Edge Project,
Series 2019A
5 .000 01/01/49 2,000,309
2,695,000 Norfolk Redevelopment and Housing Authority, Virginia, Fort
Norfolk Retirement Community, Inc., Harbor's Edge Project,
Series 2019A
5 .250 01/01/54 2,533,234
2,500,000 Norfolk Redevelopment and Housing Authority, Virginia,
Revenue Bonds, Fort Norfolk Retirement Community, Inc. -
Harbor's Edge Project, Refunding Series 2014
5 .000 01/01/46 2,340,470
1,000,000 Prince William County Industrial Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Westminster at Lake
Ridge, Refunding Series 2016
5 .000 01/01/37 1,002,450
1,500,000 Prince William County Industrial Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Westminster at Lake
Ridge, Refunding Series 2016
5 .000 01/01/46 1,385,463
2,110,000 Suffolk Economic Development Authority, Virginia, Retirement
Facilities First Mortgage Revenue Bonds, Lake Prince Center, Inc./
United Church Homes and Services Obligated Group, Refunding
Series 2016
5 .000 09/01/26 2,111,835
500,000 Suffolk Economic Development Authority, Virginia, Retirement
Facilities First Mortgage Revenue Bonds, Lake Prince Center, Inc./
United Church Homes and Services Obligated Group, Refunding
Series 2016
5 .000 09/01/31 500,515
525,000 Virginia Beach Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Westminster Canterbury on Chesapeake
Bay, Series 2023A
7 .000 09/01/53 577,860
1,000,000 Virginia Beach Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Westminster Canterbury on Chesapeake
Bay, Series 2023A
7 .000 09/01/59 1,095,665
2,000,000 Virginia Small Business Financing Authority, Virginia, Residential
Care Facility Revenue Bonds, Lifespire, Refunding Series 2024A
5 .500 12/01/54 2,050,800
TOTAL LONG-TERM CARE 25,652,489
TAX OBLIGATION/GENERAL - 5.6%
5,000,000 Arlington County, Virginia, General Obligation Bonds, Public
Improvement Series 2023
5 .000 06/15/38 5,545,780
2,000,000 Loudoun County, Virginia, General Obligation Bonds, Public
Improvement Series 2023A
5 .000 12/01/39 2,219,830
1,335,000 Newport News, Virginia, General Obligation Bonds, Refunding &
Improvement Series 2015
3 .000 07/15/33 1,326,320
1,000,000 Norfolk, Virginia, General Obligation Bonds, Refunding Capital
Improvement Series 2023A
5 .000 09/01/40 1,102,284
6,715,000 Patterson Joint Unified School District, Stanislaus County,
California, General Obligation Bonds, 2008 Election Series
2009B - AGM Insured
0 .000 08/01/45 2,847,670
2,919,572 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/29 3,099,839
4,500,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 3,244,373
1,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/33 999,389
3,000,000 Richmond, Virginia, General Obligation Bonds, Public
Improvement Series 2024C
4 .000 03/01/57 2,792,666
2,000,000 Virginia Public School Authority, Special Obligation School
Financing Bonds, Prince William County, Series 2025
5 .000 10/01/39 2,272,020
2,710,000 Virginia State, General Obligation Bonds, Series 2020A 4 .000 06/01/30 2,887,485
7,110,000 Wylie Independent School District, Collin County, Texas, General
Obligation Bonds, School Building Series 2015B
0 .000 08/15/48 2,470,380
TOTAL TAX OBLIGATION/GENERAL 30,808,036

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED - 17.5%
$ 1,485,000 Arlington County Industrial Development Authority, Virginia,
Revenue Bonds, Refunding County Projects, Series 2017
5 .000% 02/15/34 $ 1,539,598
1,495,000 (a) Cherry Hill Community Development Authority, Virginia, Special
Assesment Bonds, Potomac Shores Project, Series 2015
5 .400 03/01/45 1,495,993
3,000,000 Chesterfield County Economic Development Authority, Virginia,
Revenue Bonds, County Mobility Projects, Series 2024
5 .000 04/01/48 3,168,537
2,000,000 Chesterfield County Economic Development Authority, Virginia,
Revenue Bonds, County Mobility Projects, Series 2024
4 .000 04/01/50 1,886,768
1,500,000 (a) Cutalong II Community Development Authority, Louisa County,
Virginia, Special Assessment Revenue Bonds, Cutalong II Project,
Series 2022
4 .500 03/01/55 1,257,052
1,000,000 Fairfax County Economic Development Authority, Virginia,
Revenue Bonds, Metrorail Parking System Project, Series 2017
5 .000 04/01/37 1,021,658
805,000 (a) Farms of New Kent Community Development Authority, Virginia,
Special Assessment Bonds, Refunding Series 2021A
3 .750 03/01/36 777,607
750,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .250 01/01/38 826,587
1,000,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/30 1,013,523
1,000,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/34 1,012,149
3,000,000 Hampton Roads Transportation Accountability Commision,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Series 2020A
5 .000 07/01/50 3,092,010
2,000,000 Hampton Roads Transportation Accountability Commision,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Series 2020A
5 .250 07/01/60 2,074,059
3,000,000 Hampton Roads Transportation Accountability Commission,
Virginia, Hampton Roads Transportation Fund Revenue Bonds,
Senior Lien Series 2018A
5 .000 07/01/48 3,047,299
3,000,000 Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Series 2022A
4 .000 07/01/52 2,773,413
2,405,000 Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Series 2024A
5 .250 07/01/59 2,558,716
3,000,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A - AGM
Insured
0 .000 11/15/51 830,655
3,365,000 (a) Lower Magnolia Green Community Development Authority,
Virginia, Special Assessment Bonds, Series 2015
5 .000 03/01/45 3,266,981
765,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/32 808,424
240,000 (a) Peninsula Town Center Community Development Authority,
Virginia, Special Obligation Bonds, Refunding Series 2018
4 .500 09/01/28 241,732
1,300,000 (a) Peninsula Town Center Community Development Authority,
Virginia, Special Obligation Bonds, Refunding Series 2018
5 .000 09/01/37 1,312,823
2,785,000 (a) Peninsula Town Center Community Development Authority,
Virginia, Special Obligation Bonds, Refunding Series 2018
5 .000 09/01/45 2,767,519
2,000,000 (a) Powhatan County Economic Development Authority, Virginia,
Grant Revenue Bonds, Chesterfield Hotel Project, Senior Series
2025A
6 .125 09/01/60 1,959,144
58,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/27 54,996
317,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/29 280,968
210,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/31 172,375
432,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/33 328,036
2,350,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/51 585,659
2,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .750 07/01/53 1,904,003

Portfolio of Investments November 30, 2025
(continued)
Virginia

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 9,345,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000% 07/01/58 $ 9,111,055
2,180,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 2,126,331
61,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .536 07/01/53 55,640
31,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 29,266
1,000,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2006 - FGIC Insured
5 .000 10/01/28 1,002,855
1,000,000 (a) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2014C
5 .000 10/01/30 1,000,268
2,240,000 (a) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Working Capital Series 2014A - AGM Insured
5 .000 10/01/34 2,246,590
2,000,000 (a) Virgin Islands Public Finance Authority, Revenue Bonds,
Frenchman's Reef Hotel Development Hotel Occupancy Series
2024A
6 .000 04/01/53 2,057,537
800,000 Virgin Islands Transportation & Infrastructure Corporation, Virgin
Islands, Grant Anticipation Revenue Bonds, Federal Highway
Grant Anticipation Revenue Loan Note, Series 2025
5 .000 09/01/43 849,770
2,000,000 Virginia College Building Authority, Educational Facilities
Revenue Bonds, 21st Century Collage & Equipment Programs,
Series 2023A
5 .000 02/01/41 2,189,774
1,000,000 Virginia College Building Authority, Educational Facilities
Revenue Bonds, 21st Century College & Equipment Programs,
Series 2016A
3 .000 02/01/28 999,930
2,000,000 Virginia College Building Authority, Educational Facilities
Revenue Bonds, 21st Century College & Equipment Programs,
Series 2024A
4 .000 02/01/44 1,964,254
500,000 Virginia Gateway Community Development Authority, Prince
William County, Virginia, Special Assessment Refunding Bonds,
Series 2012
5 .000 03/01/30 500,584
4,000,000 Virginia Port Authority, Commonwealth Port Fund Revenue
Bonds, Series 2023A
5 .250 07/01/48 4,291,718
1,250,000 Virginia Public Building Authority, Public Facilities Revenue
Bonds, Series 2019B, (AMT)
5 .000 08/01/31 1,337,809
2,500,000 Virginia Public Building Authority, Public Facilities Revenue
Bonds, Series 2019B, (AMT)
4 .000 08/01/35 2,544,145
1,500,000 Virginia Public Building Authority, Virginia, Public Facilities
Revenue Bonds, Series 2024A
5 .000 08/01/39 1,691,516
2,500,000 Virginia Public School Authority, School Financing Bonds, 1997
Resolution, Series 2022B
5 .000 08/01/52 2,620,143
25,000 Virginia Resources Authority, Infrastructure Revenue Bonds,
Pooled Financing Program, Series 2012A
5 .000 11/01/42 25,013
1,000,000 Virginia Resources Authority, State Moral Obligation Revenue
Bonds, Pooled Financing Program, Series 2024A
4 .250 11/01/49 975,925
1,325,000 (a) Virginia Small Business Financing Authority, Tourism
Development Financing Program Revenue Bonds, Virginia Beach
Oceanfront South Hotel Project, Senior Series 2020A-1
8 .000 10/01/43 1,332,018
1,000,000 Virginia Transportation Board, Transportation Revenue Bonds,
Capital Projects, Series 2017
4 .000 05/15/42 990,443
2,000,000 Washington Metropolitan Area Transit Authority, Dedicated
Revenue Bonds, Green Series 2021A
4 .000 07/15/43 1,968,521
2,000,000 Washington Metropolitan Area Transit Authority, Dedicated
Revenue Bonds, Second Lien Series 2025A
5 .250 07/15/50 2,125,767
9,530,000 Washington Metropolitan Area Transit Authority, Second Lien
Dedicated Revenue Bonds, Sustainability- Climate Transition,
Series 2024A
5 .250 07/15/59 10,057,094
TOTAL TAX OBLIGATION/LIMITED 96,152,250

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 23.0%
$ 350,000 Capital Region Airport Commission, Virginia, Airport Revenue
Bonds, Refunding Series 2016A
4 .000% 07/01/36 $ 350,986
3,580,000 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016 - AGM Insured
5 .000 07/01/41 3,599,775
4,830,000 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016
5 .000 07/01/46 4,838,902
3,000,000 Chesapeake, Virginia, Transportation System Senior Toll Road
Revenue Bonds, Capital Appreciation Series 2012B
4 .750 07/15/32 3,135,046
1,055,000 Chesapeake, Virginia, Transportation System Senior Toll Road
Revenue Bonds, Capital Appreciation Series 2012B
4 .875 07/15/40 1,084,678
1,755,000 Chesapeake, Virginia, Transportation System Senior Toll Road
Revenue Bonds, Capital Appreciation Series 2012B - AGM
Insured
4 .875 07/15/40 1,814,130
2,695,000 Chesapeake, Virginia, Transportation System Senior Toll Road
Revenue Bonds, Refunding Series 2024 - AGM Insured
4 .000 07/15/47 2,610,799
1,610,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B
4 .000 10/01/49 1,427,037
2,500,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B - AGM
Insured
4 .000 10/01/53 2,220,827
2,000,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital Improvement
Projects, Refunding Second Senior Lien Series 2022A - AGM
Insured
4 .000 10/01/52 1,782,589
4,200,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009B - AGC Insured
0 .000 10/01/26 4,100,212
5,850,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009B - AGC Insured
0 .000 10/01/34 4,331,847
13,000,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009B - AGC Insured
0 .000 10/01/36 8,746,352
3,300,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail Capital Appreciation,
Second Senior Lien Series 2010B
6 .500 10/01/44 3,521,733
1,000,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Forward Delivery Refunding Series 2020A,
(AMT)
5 .000 10/01/32 1,085,109
4,100,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2016A, (AMT)
5 .000 10/01/35 4,143,838
625,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2017, (AMT)
5 .000 10/01/34 642,932
3,000,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2017, (AMT)
5 .000 10/01/42 3,029,954
3,000,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2018A, (AMT)
5 .000 10/01/31 3,159,343
3,345,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2018A, (AMT)
5 .000 10/01/37 3,460,235
2,000,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2018A, (AMT)
5 .000 10/01/48 2,019,290
4,000,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2019A, (AMT)
5 .000 10/01/38 4,185,532
1,450,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2023A, (AMT)
5 .250 10/01/42 1,547,215
2,985,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2023A, (AMT)
5 .250 10/01/48 3,109,829
35,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/26 35,009

Portfolio of Investments November 30, 2025
(continued)
Virginia

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 595,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000% 08/01/31 $ 595,293
1,000,000 Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series
2019
5 .000 07/01/37 1,055,683
2,740,000 Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series
2019
5 .000 07/01/43 2,803,476
2,000,000 Virginia Port Authority, Port Facilities Revenue Bonds, Series 2025 5 .000 07/01/44 2,149,461
5,825,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/49 5,692,654
3,750,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/52 3,647,233
3,975,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/56 3,829,709
1,265,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 07/01/34 1,359,840
1,000,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 07/01/35 1,069,495
3,200,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 01/01/37 3,388,813
1,640,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 07/01/37 1,731,578
2,000,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
4 .000 01/01/42 1,861,685
3,500,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 12/31/47 3,519,631
5,250,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 12/31/52 5,271,760
1,000,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 12/31/57 1,001,186
2,365,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/33 2,416,497
1,000,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/38 993,018
2,500,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/39 2,463,882
5,000,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
3 .000 01/01/41 4,119,136
1,000,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
3 .000 01/01/41 839,315
400,000 Washington Metropolitan Area Transit Authority, District of
Columbia, Gross Revenue Bonds, Series 2017B
5 .000 07/01/37 410,436
1,000,000 Washington Metropolitan Area Transit Authority, District of
Columbia, Gross Revenue Bonds, Series 2018
5 .000 07/01/37 1,026,091
5,000,000 Washington Metropolitan Area Transit Authority, District of
Columbia, Gross Revenue Bonds, Series 2018
5 .000 07/01/43 5,076,499
TOTAL TRANSPORTATION 126,305,570

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. GUARANTEED - 3.2% (d)
$ 1,000,000 Fairfax County Economic Development Authority, Virginia,
County Facilities Revenue Bonds, Refunding Series 2017B, (Pre-
refunded 10/01/27)
5 .000% 10/01/34 $ 1,044,468
1,400,000 Hampton Roads Sanitation District, Virginia, Wastewater Revenue
Bonds, Subordinate Series 2018A, (Pre-refunded 10/01/27)
5 .000 10/01/40 1,460,972
2,100,000 Hampton Roads Sanitation District, Virginia, Wastewater Revenue
Bonds, Subordinate Series 2018A, (Pre-refunded 10/01/27)
5 .000 10/01/42 2,191,459
1,770,000 Hampton Roads Sanitation District, Virginia, Wastewater Revenue
Bonds, Subordinate Series 2018A, (Pre-refunded 10/01/27)
5 .000 10/01/43 1,847,087
1,760,000 Hampton Roads Transportation Accountability Commission,
Virginia, Hampton Roads Transportation Fund Revenue Bonds,
Senior Lien Series 2018A, (Pre-refunded 1/01/28)
5 .500 07/01/57 1,868,107
5,250,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009C, (Pre-refunded
10/01/26) - AGC Insured
6 .500 10/01/41 5,414,535
2,045,000 Virginia Port Authority, Port Facilities Revenue Bonds, Refunding
Series 2016B, (Pre-refunded 5/02/26), (AMT)
5 .000 07/01/34 2,067,363
2,000,000 Virginia Port Authority, Port Facilities Revenue Bonds, Refunding
Series 2016B, (Pre-refunded 5/02/26), (AMT)
5 .000 07/01/41 2,021,870
TOTAL U.S. GUARANTEED 17,915,861
UTILITIES - 6.6%
770,000 Alexandria Sanitation Authority, Virginia, Wastewater Revenue
Bonds, Alexrenew Green Series 2024
5 .000 07/15/54 814,975
4,300,000 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Generation Project,
Refunding Series 2006A, (Mandatory Put 7/01/33)
4 .750 01/01/35 4,549,406
1,000,000 Hampton Roads Sanitation District, Virginia, Wastewater Revenue
Bonds, Refunding Series 2024A
5 .000 11/01/39 1,134,884
2,250,000 Hampton Roads Sanitation District, Virginia, Wastewater Revenue
Bonds, Series 2024B
5 .000 07/01/49 2,387,619
2,000,000 Hampton Roads Sanitation District, Virginia, Wastewater Revenue
Bonds, Subordinate Series 2025A
5 .000 07/15/26 2,030,413
3,765,000 Loudoun County Sanitation Authority, Virginia, Water and Sewer
System Revenue Bonds, Refunding Series 2021
4 .000 01/01/33 4,030,993
1,000,000 Loudoun County Sanitation Authority, Virginia, Water and Sewer
System Revenue Bonds, Refunding Series 2024
3 .000 01/01/42 885,602
2,715,000 Norfolk, Virginia, Water Revenue Bonds, Refunding Series 2017 5 .000 11/01/42 2,781,504
3,000,000 Norfolk, Virginia, Water Revenue Bonds, Refunding Series 2024 5 .000 11/01/44 3,258,985
1,000,000 Prince William County Service Authority, Virginia, Water and
Sewer System Revenue Bonds, Refunding Series 2025
5 .000 07/15/42 1,106,661
1,290,000 Prince William County Service Authority, Virginia, Water and
Sewer System Revenue Bonds, Refunding Series 2025
5 .000 07/15/45 1,396,020
4,500,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5 .000 07/01/47 4,429,725
2,000,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
4 .000 07/01/42 1,834,731
1,000,000 Richmond, Virginia, Public Utility Revenue Bonds, Refunding
Series 2016A
4 .000 01/15/40 1,000,139
1,000,000 Richmond, Virginia, Public Utility Revenue Bonds, Refunding
Series 2023C
5 .000 01/15/47 1,062,662
3,500,000 (a),(b) Virginia Small Business Financing Authority, Solid Waste Disposal
Revenue Bonds, Covanta Project, Series 2018, (AMT), (Mandatory
Put 7/01/38)
5 .000 01/01/48 3,334,174
430,000 (b) Wise County Industrial Development Authority, Virginia, Solid
Waste and Sewage Disposal Revenue Bonds, Virginia Electric
and Power Company, Series 2009A, (Mandatory Put 10/01/30)
3 .125 10/01/40 431,528
TOTAL UTILITIES 36,470,021
TOTAL MUNICIPAL BONDS
(Cost $531,791,808) 532,458,805
TOTAL LONG-TERM INVESTMENTS
(Cost $531,791,808) 532,458,805
OTHER ASSETS & LIABILITIES, NET - 3.2% 17,460,733
NET ASSETS - 100% $ 549,919,538

Portfolio of Investments November 30, 2025
(continued)
Virginia

See Notes to Financial Statements
AMT Alternative Minimum Tax
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $45,608,966 or 8.6% of Total Investments.
(b) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) When-issued or delayed delivery security.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

Statement of Assets and Liabilities
See Notes to Financial Statements

November 30, 2025 (Unaudited) Arizona Colorado Maryland New Mexico Pennsylvania Virginia
ASSETS
Long-term investments, at value
†
$ 166,591,384 $ 458,292,703 $ 236,415,653 $ 65,963,036 $ 335,845,985 $ 532,458,805
Short-term investments, at value
◊
4,400,000 – 3,500,000 550,000 – –
Cash – – 4,231,642 119,304 2,250,955 11,863,071
Receivables:
Interest 2,913,737 8,135,389 3,921,216 1,024,025 4,139,138 7,924,389
Investments sold 81,648 4,021,695 80,000 – 3,580,000 5,000
Reimbursement from Adviser – – 7,377 4,153 – 19,555
Shares sold 49,103 691,196 53,838 24,861 235,587 305,951
Sale of Vistra Vision interest
#
(1)
– – – – 11,692,494 –
Other 8,742 15,511 10,383 2,598 23,941 33,723
Total assets 174,044,614 471,156,494 248,220,109 67,687,977 357,768,100 552,610,494
LIABILITIES
Cash overdraft 2,890,464 445,116 – – – –
Payables:
Management fees 70,036 189,109 101,068 27,869 143,551 218,079
Dividends 109,229 162,109 247,697 35,602 280,702 493,165
Interest 3,057 2,693 508 147 867 1,131
Investments purchased - when-issued/delayed-
delivery settlement 1,458,390 – – – 1,343,509 972,500
Shares redeemed 141,687 713,735 320,256 65,290 515,687 755,178
Vistra Vision sale transactions costs
(1)
– – – – 281,403 –
Accrued expenses:
Custodian fees 36,693 62,281 44,006 22,130 59,838 61,601
Trustees fees 4,118 15,251 7,266 1,792 23,206 32,890
Professional fees 22,928 26,606 24,496 22,013 26,993 26,473
Shareholder reporting expenses 10,874 17,094 12,857 8,179 18,701 20,570
Shareholder servicing agent fees 13,243 42,033 30,553 6,369 53,225 70,067
12b-1 distribution and service fees 14,751 30,897 16,811 6,807 29,380 36,627
Other 2,252 3,449 2,137 1,310 9,240 2,675
Total liabilities 4,777,722 1,710,373 807,655 197,508 2,786,302 2,690,956
Net assets $ 169,266,892 $ 469,446,121 $ 247,412,454 $ 67,490,469 $ 354,981,798 $ 549,919,538
NET ASSETS CONSIST OF:
Paid-in capital $ 185,182,225 $ 514,135,129 $ 274,401,543 $ 74,323,662 $ 387,836,525 $ 602,786,742
Total distributable earnings (loss) (15,915,333) (44,689,008) (26,989,089) (6,833,193) (32,854,727) (52,867,204)
Net assets $ 169,266,892 $ 469,446,121 $ 247,412,454 $ 67,490,469 $ 354,981,798 $ 549,919,538
†
   Long-term investments, cost $ 168,449,010 $ 458,961,392 $ 239,265,023 $ 66,983,413 $ 355,494,115 $ 531,791,808
◊
   Short-term investments, cost $ 4,400,000 $ — $ 3,500,000 $ 550,000 $ — $ —
#
   Net of discount of $ – $ – $ – $ – $ 393,444 $ –
(1)
Refer to Note 4 of the Notes to Financial Statements for more information.

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

Arizona Colorado Maryland New Mexico Pennsylvania Virginia
CLASS A:
Net assets $ 78,336,573 $ 160,818,980 $ 87,777,391 $ 38,208,749 $ 145,907,635 $ 196,364,628
Shares outstanding 7,745,924 16,074,229 8,903,864 3,946,630 14,237,520 19,183,271
Net asset value ("NAV") per share $ 10.11 $ 10.00 $ 9.86 $ 9.68 $ 10.25 $ 10.24
Maximum sales charge 4.20% 4.20% 4.20% 4.20% 4.20% 4.20%
Offering price per share (NAV per share plus
maximum sales charge) $ 10.55 $ 10.44 $ 10.29 $ 10.10 $ 10.70 $ 10.69
CLASS C:
Net assets $ 2,077,808 $ 5,171,695 $ 2,747,742 $ 685,691 $ 6,292,158 $ 6,204,944
Shares outstanding 205,594 517,768 279,760 70,713 616,188 606,712
NAV and offering price per share $ 10.11 $ 9.99 $ 9.82 $ 9.70 $ 10.21 $ 10.23
CLASS I:
Net assets $ 88,852,511 $ 303,455,446 $ 156,887,321 $ 28,596,029 $ 202,782,005 $ 347,349,966
Shares outstanding 8,770,302 30,342,416 15,920,852 2,940,420 19,818,323 34,005,644
NAV and offering price per share $ 10.13 $ 10.00 $ 9.85 $ 9.73 $ 10.23 $ 10.21
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01

Statement of Operations
See Notes to Financial Statements

Six Months Ended November 30, 2025 (Unaudited) Arizona Colorado Maryland New Mexico
INVESTMENT INCOME
Interest $ 3,338,889 $ 10,085,297 $ 5,151,310 $ 1,365,971
Total investment income 3,338,889 10,085,297 5,151,310 1,365,971
EXPENSES
– – – –
Management fees 414,844 1,134,908 598,308 170,336
12b-1 service fees - Class A 76,002 163,435 86,754 38,704
12b-1 distribution and service fees - Class C 12,285 26,645 14,678 3,150
Shareholder servicing agent fees - Class A 11,258 27,035 15,241 6,457
Shareholder servicing agent fees - Class C 364 882 515 105
Shareholder servicing agent fees - Class I 12,778 48,569 26,287 4,659
Interest expense 21,578 39,165 4,778 533
Trustees fees 2,843 7,866 4,115 1,164
Custodian expenses, net 20,593 34,466 24,889 12,510
Registration fees 7,466 4,042 6,286 4,241
Professional fees 27,438 34,364 30,351 25,562
Shareholder reporting expenses 16,545 20,341 19,592 17,125
Other 4,553 5,642 4,783 4,110
Total expenses before fee waiver/expense reimbursement 628,547 1,547,360 836,577 288,656
Fee waiver/expense reimbursement — — (55,141) (32,766)
Net expenses 628,547 1,547,360 781,436 255,890
Net investment income (loss) 2,710,342 8,537,937 4,369,874 1,110,081
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (222,735) (201,042) (1,565,228) (96,085)
Net realized gain (loss) (222,735) (201,042) (1,565,228) (96,085)
Change in unrealized appreciation (depreciation) on:
Investments 5,953,165 13,818,208 10,210,965 2,670,379
Net change in unrealized appreciation (depreciation) 5,953,165 13,818,208 10,210,965 2,670,379
Net realized and unrealized gain (loss) 5,730,430 13,617,166 8,645,737 2,574,294
Net increase (decrease) in net assets from operations $ 8,440,772 $ 22,155,103 $ 13,015,611 $ 3,684,375

Statement of Operations
(continued)
See Notes to Financial Statements

Six Months Ended November 30, 2025 (Unaudited) Pennsylvania Virginia
INVESTMENT INCOME
Interest $ 7,424,955 $ 11,587,046
Total investment income 7,424,955 11,587,046
EXPENSES
– –
Management fees 859,969 1,294,027
12b-1 service fees - Class A 145,971 189,936
12b-1 distribution and service fees - Class C 33,127 31,708
Shareholder servicing agent fees - Class A 31,219 38,272
Shareholder servicing agent fees - Class C 1,415 1,276
Shareholder servicing agent fees - Class I 41,768 67,028
Interest expense 15,836 5,175
Trustees fees 6,025 9,170
Custodian expenses, net 26,554 35,288
Registration fees 4,532 4,908
Professional fees 32,889 35,441
Shareholder reporting expenses 20,848 21,837
Other 9,142 6,203
Total expenses before fee waiver/expense reimbursement 1,229,295 1,740,269
Fee waiver/expense reimbursement — (126,716)
Net expenses 1,229,295 1,613,553
Net investment income (loss) 6,195,660 9,973,493
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (860,356) (765,660)
Net realized gain (loss) (860,356) (765,660)
Change in unrealized appreciation (depreciation) on:
Investments 15,494,978 18,378,826
Net change in unrealized appreciation (depreciation) 15,494,978 18,378,826
Net realized and unrealized gain (loss) 14,634,622 17,613,166
Net increase (decrease) in net assets from operations $ 20,830,282 $ 27,586,659

Statement of Changes in Net Assets
See Notes to Financial Statements

Arizona Colorado
Unaudited
Six Months Ended
11/30/25
Year Ended
5/31/25
Unaudited
Six Months Ended
11/30/25
Year Ended
5/31/25
OPERATIONS
Net investment income (loss) $ 2,710,342 $ 5,261,187 $ 8,537,937 $ 17,546,441
Net realized gain (loss) (222,735) (1,149,896) (201,042) (2,369,845)
Net change in unrealized appreciation (depreciation) 5,953,165 (3,141,759) 13,818,208 (10,838,587)
Net increase (decrease) in net assets from operations 8,440,772 969,532 22,155,103 4,338,009
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (1,217,775) (2,191,609) (2,990,865) (5,704,527)
Class C (29,690) (62,336) (76,483) (185,437)
Class I (1,484,390) (2,954,631) (5,631,571) (11,386,775)
Total distributions (2,731,855) (5,208,576) (8,698,919) (17,276,739)
FUND SHARE TRANSACTIONS
Subscriptions 23,983,879 50,674,249 73,430,876 139,949,565
Reinvestments of distributions 2,088,883 4,049,146 7,745,651 15,407,531
Redemptions (21,500,827) (48,771,040) (82,907,727) (154,679,694)
Net increase (decrease) from Fund share transactions 4,571,935 5,952,355 (1,731,200) 677,402
Net increase (decrease) in net assets 10,280,852 1,713,311 11,724,984 (12,261,328)
Net assets at the beginning of period 158,986,040 157,272,729 457,721,137 469,982,465
Net assets at the end of period $ 169,266,892 $ 158,986,040 $ 469,446,121 $ 457,721,137

See Notes to Financial Statements

Statement of Changes in Net Assets
(continued)
Maryland New Mexico
Unaudited
Six Months Ended
11/30/25
Year Ended
5/31/25
Unaudited
Six Months Ended
11/30/25
Year Ended
5/31/25
OPERATIONS
Net investment income (loss) $ 4,369,874 $ 9,283,672 $ 1,110,081 $ 2,165,659
Net realized gain (loss) (1,565,228) (2,533,039) (96,085) (210,459)
Net change in unrealized appreciation (depreciation) 10,210,965 (2,777,641) 2,670,379 (1,349,497)
Net increase (decrease) in net assets from operations 13,015,611 3,972,992 3,684,375 605,703
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (1,560,469) (3,038,032) (601,997) (1,237,278)
Class C (41,120) (88,858) (7,390) (22,393)
Class I (2,828,026) (6,148,401) (467,638) (925,932)
Total distributions (4,429,615) (9,275,291) (1,077,025) (2,185,603)
FUND SHARE TRANSACTIONS
Subscriptions 35,300,934 79,684,474 6,280,883 12,865,775
Reinvestments of distributions 2,965,556 6,603,847 856,746 1,730,240
Redemptions (34,332,942) (110,404,873) (10,253,326) (13,282,138)
Net increase (decrease) from Fund share transactions 3,933,548 (24,116,552) (3,115,697) 1,313,877
Net increase (decrease) in net assets 12,519,544 (29,418,851) (508,347) (266,023)
Net assets at the beginning of period 234,892,910 264,311,761 67,998,816 68,264,839
Net assets at the end of period $ 247,412,454 $ 234,892,910 $ 67,490,469 $ 67,998,816

See Notes to Financial Statements

Pennsylvania Virginia
Unaudited
Six Months Ended
11/30/25
Year Ended
5/31/25
Unaudited
Six Months Ended
11/30/25
Year Ended
5/31/25
OPERATIONS
Net investment income (loss) $ 6,195,660 $ 12,935,037 $ 9,973,493 $ 19,070,152
Net realized gain (loss) (860,356) (1,468,083) (765,660) (2,890,568)
Net change in unrealized appreciation (depreciation) 15,494,978 (10,112,857) 18,378,826 (12,749,020)
Net increase (decrease) in net assets from operations 20,830,282 1,354,097 27,586,659 3,430,564
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (2,538,446) (4,784,404) (3,428,247) (6,628,679)
Class C (87,468) (190,251) (89,588) (208,731)
Class I (3,568,433) (8,036,664) (6,307,881) (11,917,723)
Total distributions (6,194,347) (13,011,319) (9,825,716) (18,755,133)
FUND SHARE TRANSACTIONS
Subscriptions 33,954,806 84,817,129 118,887,147 173,229,928
Reinvestments of distributions 4,504,179 9,995,530 7,091,917 13,773,758
Redemptions (41,321,626) (152,858,105) (112,050,682) (164,976,899)
Net increase (decrease) from Fund share transactions (2,862,641) (58,045,446) 13,928,382 22,026,787
Net increase (decrease) in net assets 11,773,294 (69,702,668) 31,689,325 6,702,218
Net assets at the beginning of period 343,208,504 412,911,172 518,230,213 511,527,995
Net assets at the end of period $ 354,981,798 $ 343,208,504 $ 549,919,538 $ 518,230,213

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Arizona
Class
A
11/30/25
(d)
$ 9.77 $ 0.16 $ 0.34 $ 0.50 $ (0.16) $ — $ (0.16) $ 10.11
5/31/25
10.01 0.31 (0.24) 0.07 (0.31) — (0.31) 9.77
5/31/24
9.95 0.29 0.06 0.35 (0.29) — (0.29) 10.01
5/31/23
10.31 0.26 (0.37) (0.11) (0.25) — (0.25) 9.95
5/31/22
11.36 0.22 (1.05) (0.83) (0.22) — (0.22) 10.31
5/31/21
11.03 0.25 0.35 0.60 (0.27) — (0.27) 11.36
Class
C
11/30/25
(d)
9.76 0.12 0.35 0.47 (0.12) — (0.12) 10.11
5/31/25
10.01 0.23 (0.26) (0.03) (0.22) — (0.22) 9.76
5/31/24
9.94 0.21 0.07 0.28 (0.21) — (0.21) 10.01
5/31/23
10.31 0.18 (0.38) (0.20) (0.17) — (0.17) 9.94
5/31/22
11.35 0.13 (1.04) (0.91) (0.13) — (0.13) 10.31
5/31/21
11.03 0.16 0.34 0.50 (0.18) — (0.18) 11.35
Class
I
11/30/25
(d)
9.79 0.17 0.34 0.51 (0.17) — (0.17) 10.13
5/31/25
10.03 0.33 (0.24) 0.09 (0.33) — (0.33) 9.79
5/31/24
9.97 0.31 0.06 0.37 (0.31) — (0.31) 10.03
5/31/23
10.33 0.28 (0.37) (0.09) (0.27) — (0.27) 9.97
5/31/22
11.38 0.24 (1.05) (0.81) (0.24) — (0.24) 10.33
5/31/21
11.06 0.28 0.33 0.61 (0.29) — (0.29) 11.38
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest
(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
5 .15% $ 78,337 0 .86%
(e)
0 .83%
(e)
3 .20%
(e)
7%
0 .60 71,781 0 .84 0 .81 3 .05 20
3 .59 70,877 0 .83 0 .82 2 .95 16
( 1 .03 ) 72,638 0 .82 0 .82 2 .61 22
( 7 .46 ) 71,380 0 .81 0 .80 2 .00 16
5 .44 87,105 0 .82 0 .81 2 .24 4
4 .85 2,078 1 .66
(e)
1 .63
(e)
2 .39
(e)
7
( 0 .32 ) 2,492 1 .64 1 .61 2 .24 20
2 .85 3,151 1 .63 1 .62 2 .15 16
( 1 .91 ) 3,211 1 .62 1 .62 1 .79 22
( 8 .12 ) 4,362 1 .61 1 .60 1 .20 16
4 .52 5,474 1 .62 1 .61 1 .45 4
5 .27 88,853 0 .66
(e)
0 .63
(e)
3 .40
(e)
7
0 .79 84,713 0 .64 0 .61 3 .25 20
3 .78 83,244 0 .63 0 .62 3 .14 16
( 0 .83 ) 96,453 0 .62 0 .62 2 .80 22
( 7 .25 ) 100,535 0 .61 0 .60 2 .20 16
5 .56 113,625 0 .62 0 .61 2 .44 4

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Colorado
Class
A
11/30/25
(d)
$ 9.72 $ 0.18 $ 0.28 $ 0.46 $ (0.18) $ — $ (0.18) $ 10.00
5/31/25
9.97 0.35 (0.26) 0.09 (0.34) — (0.34) 9.72
5/31/24
9.99 0.33 (0.02) 0.31 (0.33) — (0.33) 9.97
5/31/23
10.33 0.28 (0.35) (0.07) (0.27) — (0.27) 9.99
5/31/22
11.34 0.22 (1.03) (0.81) (0.20) — (0.20) 10.33
5/31/21
11.03 0.23 0.31 0.54 (0.23) — (0.23) 11.34
Class
C
11/30/25
(d)
9.70 0.14 0.29 0.43 (0.14) — (0.14) 9.99
5/31/25
9.95 0.27 (0.26) 0.01 (0.26) — (0.26) 9.70
5/31/24
9.97 0.25 (0.02) 0.23 (0.25) — (0.25) 9.95
5/31/23
10.31 0.20 (0.35) (0.15) (0.19) — (0.19) 9.97
5/31/22
11.32 0.13 (1.03) (0.90) (0.11) — (0.11) 10.31
5/31/21
11.01 0.14 0.31 0.45 (0.14) — (0.14) 11.32
Class
I
11/30/25
(d)
9.71 0.19 0.29 0.48 (0.19) — (0.19) 10.00
5/31/25
9.96 0.37 (0.26) 0.11 (0.36) — (0.36) 9.71
5/31/24
9.98 0.35 (0.02) 0.33 (0.35) — (0.35) 9.96
5/31/23
10.32 0.30 (0.35) (0.05) (0.29) — (0.29) 9.98
5/31/22
11.33 0.24 (1.03) (0.79) (0.22) — (0.22) 10.32
5/31/21
11.02 0.25 0.31 0.56 (0.25) — (0.25) 11.33
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest
(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
4 .78% $ 160,819 0 .79%
(e)
0 .77%
(e)
3 .58%
(e)
6%
0 .88 163,466 0 .77 0 .76 3 .46 15
3 .18 161,545 0 .79 0 .78 3 .30 30
( 0 .63 ) 163,150 0 .78 0 .78 2 .84 41
( 7 .26 ) 179,414 0 .77 0 .77 1 .97 18
4 .94 229,010 0 .77 0 .77 2 .03 4
4 .48 5,172 1 .59
(e)
1 .57
(e)
2 .78
(e)
6
0 .04 5,694 1 .57 1 .56 2 .64 15
2 .33 8,293 1 .59 1 .58 2 .49 30
( 1 .44 ) 11,383 1 .58 1 .58 2 .02 41
( 8 .03 ) 15,955 1 .57 1 .57 1 .17 18
4 .12 20,174 1 .57 1 .57 1 .23 4
4 .99 303,455 0 .59
(e)
0 .57
(e)
3 .78
(e)
6
1 .06 288,560 0 .57 0 .56 3 .65 15
3 .36 300,145 0 .59 0 .58 3 .50 30
( 0 .44 ) 282,198 0 .58 0 .58 3 .03 41
( 7 .07 ) 300,135 0 .57 0 .57 2 .18 18
5 .16 321,648 0 .57 0 .57 2 .22 4

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Maryland
Class
A
11/30/25
(e)
$ 9.51 $ 0.17 $ 0.35 $ 0.52 $ (0.17) $ — $ (0.17) $ 9.86
5/31/25
9.72 0.33 (0.21) 0.12 (0.33) — (0.33) 9.51
5/31/24
9.71 0.32 —
(g)
0.32 (0.31) — (0.31) 9.72
5/31/23
10.10 0.29 (0.41) (0.12) (0.27) — (0.27) 9.71
5/31/22
11.13 0.24 (1.04) (0.80) (0.23) — (0.23) 10.10
5/31/21
10.68 0.26 0.45 0.71 (0.26) — (0.26) 11.13
Class
C
11/30/25
(e)
9.47 0.13 0.36 0.49 (0.14) — (0.14) 9.82
5/31/25
9.68 0.25 (0.21) 0.04 (0.25) — (0.25) 9.47
5/31/24
9.67 0.24 —
(g)
0.24 (0.23) — (0.23) 9.68
5/31/23
10.06 0.21 (0.41) (0.20) (0.19) — (0.19) 9.67
5/31/22
11.08 0.16 (1.04) (0.88) (0.14) — (0.14) 10.06
5/31/21
10.63 0.18 0.44 0.62 (0.17) — (0.17) 11.08
Class
I
11/30/25
(e)
9.50 0.18 0.35 0.53 (0.18) — (0.18) 9.85
5/31/25
9.72 0.35 (0.22) 0.13 (0.35) — (0.35) 9.50
5/31/24
9.70 0.34 0.01 0.35 (0.33) — (0.33) 9.72
5/31/23
10.10 0.30 (0.41) (0.11) (0.29) — (0.29) 9.70
5/31/22
11.13 0.27 (1.04) (0.77) (0.26) — (0.26) 10.10
5/31/21
10.68 0.29 0.44 0.73 (0.28) — (0.28) 11.13
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(e)
Unaudited.
(f)
Annualized.
(g)
Value rounded to zero.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Including
Interest
(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest
(c),(d)
Net
Expenses
Excluding
Interest
(d)
NII
(Loss)
(d)
Portfolio
Turnover
Rate
5.56% $ 87,777 0.81%
(f)
0.81%
(f)
0.76%
(f)
0.76%
(f)
3.54%
(f)
7%
1.21 86,700 0.84 0.80 0.83 0.79 3.39 23
3.37 88,743 0.83 0.80 0.83 N/A 3.27 18
(1.11) 88,766 0.80 0.80 0.80 N/A 2.92 23
(7.27) 96,337 0.78 0.78 0.79 N/A 2.25 22
6.72 116,909 0.80 0.80 0.80 N/A 2.40 9
5.16 2,748 1.61
(f)
1.61
(f)
1.56
(f)
1.56
(f)
2.74
(f)
7
0.37 2,987 1.64 1.60 1.63 1.59 2.58 23
2.56 3,963 1.63 1.60 1.64 N/A 2.47 18
(1.94) 5,111 1.60 1.60 1.60 N/A 2.12 23
(7.98) 7,861 1.58 1.58 1.59 N/A 1.45 22
5.88 10,445 1.60 1.60 1.60 N/A 1.61 9
5.66 156,887 0.61
(f)
0.61
(f)
0.57
(f)
0.57
(f)
3.74
(f)
7
1.29 145,206 0.63 0.59 0.63 0.59 3.57 23
3.70 171,606 0.63 0.60 0.63 N/A 3.46 18
(1.02) 156,560 0.60 0.60 0.60 N/A 3.12 23
(7.06) 167,055 0.58 0.58 0.59 N/A 2.45 22
6.93 175,495 0.60 0.60 0.60 N/A 2.59 9

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
New Mexico
Class
A
11/30/25
(e)
$ 9.31 $ 0.15 $ 0.37 $ 0.52 $ (0.15) $ — $ (0.15) $ 9.68
5/31/25
9.52 0.29 (0.20) 0.09 (0.30) — (0.30) 9.31
5/31/24
9.50 0.28 0.03 0.31 (0.29) — (0.29) 9.52
5/31/23
9.85 0.26 (0.37) (0.11) (0.24) — (0.24) 9.50
5/31/22
10.75 0.23 (0.90) (0.67) (0.23) — (0.23) 9.85
5/31/21
10.53 0.25 0.22 0.47 (0.25) — (0.25) 10.75
Class
C
11/30/25
(e)
9.33 0.12 0.36 0.48 (0.11) — (0.11) 9.70
5/31/25
9.54 0.22 (0.21) 0.01 (0.22) — (0.22) 9.33
5/31/24
9.51 0.21 0.03 0.24 (0.21) — (0.21) 9.54
5/31/23
9.87 0.18 (0.37) (0.19) (0.17) — (0.17) 9.51
5/31/22
10.77 0.15 (0.91) (0.76) (0.14) — (0.14) 9.87
5/31/21
10.55 0.17 0.21 0.38 (0.16) — (0.16) 10.77
Class
I
11/30/25
(e)
9.35 0.16 0.38 0.54 (0.16) — (0.16) 9.73
5/31/25
9.57 0.32 (0.22) 0.10 (0.32) — (0.32) 9.35
5/31/24
9.54 0.30 0.04 0.34 (0.31) — (0.31) 9.57
5/31/23
9.90 0.28 (0.37) (0.09) (0.27) — (0.27) 9.54
5/31/22
10.81 0.25 (0.91) (0.66) (0.25) — (0.25) 9.90
5/31/21
10.58 0.27 0.23 0.50 (0.27) — (0.27) 10.81
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Including
Interest
(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest
(c),(d)
Net
Expenses
Excluding
Interest
(d)
NII
(Loss)
(d)
Portfolio
Turnover
Rate
5.60% $ 38,209 0.93%
(f)
0.93%
(f)
0.84%
(f)
0.84%
(f)
3.22%
(f)
8%
0.87 39,324 0.92 0.90 0.91 0.89 3.07 16
3.31 40,136 0.90 0.88 0.90 N/A 2.99 6
(1.05) 46,298 0.87 0.86 0.87 N/A 2.72 17
(6.35) 57,918 0.84 0.84 0.84 N/A 2.21 15
4.48 62,010 0.85 0.85 0.85 N/A 2.36 10
5.19 686 1.73
(f)
1.73
(f)
1.64
(f)
1.64
(f)
2.42
(f)
8
0.08 682 1.72 1.70 1.71 1.69 2.26 16
2.59 1,195 1.70 1.68 1.70 N/A 2.19 6
(1.93) 1,516 1.67 1.66 1.67 N/A 1.92 17
(7.08) 1,915 1.64 1.64 1.64 N/A 1.41 15
3.66 2,592 1.65 1.65 1.65 N/A 1.56 10
5.82 28,596 0.73
(f)
0.73
(f)
0.64
(f)
0.64
(f)
3.43
(f)
8
0.97 27,993 0.72 0.70 0.71 0.69 3.27 16
3.60 26,934 0.70 0.68 0.70 N/A 3.18 6
(0.91) 28,879 0.67 0.66 0.67 N/A 2.92 17
(6.20) 29,677 0.64 0.64 0.64 N/A 2.41 15
4.79 33,372 0.65 0.65 0.65 N/A 2.56 10

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Pennsylvania
Class
A
11/30/25
(d)
$ 9.83 $ 0.17 $ 0.42 $ 0.59 $ (0.17) $ — $ (0.17) $ 10.25
5/31/25
10.16 0.32 (0.33) (0.01) (0.32) — (0.32) 9.83
5/31/24
10.05 0.29 0.11 0.40 (0.29) — (0.29) 10.16
5/31/23
10.54 0.26 (0.50) (0.24) (0.25) — (0.25) 10.05
5/31/22
11.44 0.24 (0.92) (0.68) (0.22) — (0.22) 10.54
5/31/21
11.19 0.25 0.31 0.56 (0.26) (0.05) (0.31) 11.44
Class
C
11/30/25
(d)
9.79 0.13 0.42 0.55 (0.13) — (0.13) 10.21
5/31/25
10.12 0.24 (0.33) (0.09) (0.24) — (0.24) 9.79
5/31/24
10.01 0.21 0.10 0.31 (0.20) — (0.20) 10.12
5/31/23
10.50 0.17 (0.49) (0.32) (0.17) — (0.17) 10.01
5/31/22
11.39 0.15 (0.91) (0.76) (0.13) — (0.13) 10.50
5/31/21
11.14 0.16 0.31 0.47 (0.17) (0.05) (0.22) 11.39
Class
I
11/30/25
(d)
9.81 0.18 0.42 0.60 (0.18) — (0.18) 10.23
5/31/25
10.14 0.34 (0.33) 0.01 (0.34) — (0.34) 9.81
5/31/24
10.03 0.31 0.10 0.41 (0.30) — (0.30) 10.14
5/31/23
10.52 0.28 (0.50) (0.22) (0.27) — (0.27) 10.03
5/31/22
11.42 0.26 (0.91) (0.65) (0.25) — (0.25) 10.52
5/31/21
11.17 0.27 0.31 0.58 (0.28) (0.05) (0.33) 11.42
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest
(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
6 .10% $ 145,908 0 .81%
(e)
0 .80%
(e)
3 .47%
(e)
9%
( 0 .14 ) 144,556 0 .82 0 .79 3 .14 28
4 .00 153,548 0 .81 0 .79 2 .85 30
( 2 .27 ) 174,354 0 .80 0 .79 2 .53 6
( 6 .02 ) 200,786 0 .76 0 .76 2 .12 17
5 .07 199,228 0 .77 0 .77 2 .23 16
5 .68 6,292 1 .61
(e)
1 .60
(e)
2 .67
(e)
9
( 0 .96 ) 6,996 1 .62 1 .59 2 .33 28
3 .17 9,453 1 .61 1 .59 2 .04 30
( 3 .07 ) 12,749 1 .60 1 .59 1 .73 6
( 6 .71 ) 17,063 1 .56 1 .56 1 .31 17
4 .26 20,858 1 .57 1 .57 1 .43 16
6 .21 202,782 0 .61
(e)
0 .60
(e)
3 .67
(e)
9
0 .04 191,657 0 .62 0 .59 3 .31 28
4 .19 249,910 0 .61 0 .59 3 .04 30
( 2 .07 ) 261,510 0 .60 0 .59 2 .72 6
( 5 .83 ) 310,585 0 .56 0 .56 2 .32 17
5 .30 329,936 0 .57 0 .57 2 .43 16

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Virginia
Class
A
11/30/25
(e)
$ 9.90 $ 0.18 $ 0.34 $ 0.52 $ (0.18) $ — $ (0.18) $ 10.24
5/31/25
10.19 0.35 (0.29) 0.06 (0.35) — (0.35) 9.90
5/31/24
10.17 0.33 0.03 0.36 (0.34) — (0.34) 10.19
5/31/23
10.54 0.30 (0.40) (0.10) (0.27) — (0.27) 10.17
5/31/22
11.65 0.24 (1.12) (0.88) (0.23) — (0.23) 10.54
5/31/21
11.28 0.25 0.38 0.63 (0.26) — (0.26) 11.65
Class
C
11/30/25
(e)
9.89 0.14 0.34 0.48 (0.14) — (0.14) 10.23
5/31/25
10.18 0.27 (0.29) (0.02) (0.27) — (0.27) 9.89
5/31/24
10.16 0.25 0.02 0.27 (0.25) — (0.25) 10.18
5/31/23
10.53 0.20 (0.38) (0.18) (0.19) — (0.19) 10.16
5/31/22
11.64 0.15 (1.12) (0.97) (0.14) — (0.14) 10.53
5/31/21
11.27 0.16 0.38 0.54 (0.17) — (0.17) 11.64
Class
I
11/30/25
(e)
9.87 0.19 0.34 0.53 (0.19) — (0.19) 10.21
5/31/25
10.16 0.37 (0.29) 0.08 (0.37) — (0.37) 9.87
5/31/24
10.14 0.35 0.02 0.37 (0.35) — (0.35) 10.16
5/31/23
10.51 0.32 (0.40) (0.08) (0.29) — (0.29) 10.14
5/31/22
11.62 0.26 (1.12) (0.86) (0.25) — (0.25) 10.51
5/31/21
11.25 0.27 0.38 0.65 (0.28) — (0.28) 11.62
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Including
Interest
(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest
(c),(d)
Net
Expenses
Excluding
Interest
(d)
NII
(Loss)
(d)
Portfolio
Turnover
Rate
5 .32% $ 196,365 0 .77%
(f)
0 .77%
(f)
0 .72%
(f)
0 .72%
(f)
3 .66%
(f)
5%
0 .51 189,157 0 .79 0 .76 0 .74 0 .71 3 .44 20
3 .55 190,460 0 .80 0 .78 0 .79 0 .77 3 .28 20
( 0 .89 ) 181,817 0 .78 0 .78 0 .78 0 .78 2 .91 26
( 7 .68 ) 211,228 0 .76 0 .76 0 .76 0 .76 2 .09 27
5 .63 266,280 0 .77 0 .77 0 .77 0 .77 2 .18 6
4 .91 6,205 1 .57
(f)
1 .57
(f)
1 .52
(f)
1 .52
(f)
2 .86
(f)
5
( 0 .31 ) 6,606 1 .59 1 .56 1 .54 1 .51 2 .63 20
2 .72 8,924 1 .60 1 .58 1 .59 1 .57 2 .47 20
( 1 .68 ) 12,028 1 .58 1 .58 1 .58 1 .58 2 .10 26
( 8 .42 ) 16,787 1 .56 1 .56 1 .56 1 .56 1 .29 27
4 .82 21,904 1 .57 1 .57 1 .57 1 .57 1 .38 6
5 .43 347,350 0 .57
(f)
0 .57
(f)
0 .52
(f)
0 .52
(f)
3 .86
(f)
5
0 .68 322,467 0 .59 0 .56 0 .54 0 .51 3 .64 20
3 .75 312,144 0 .60 0 .58 0 .59 0 .57 3 .47 20
( 0 .68 ) 298,763 0 .58 0 .58 0 .58 0 .58 3 .10 26
( 7 .50 ) 351,852 0 .56 0 .56 0 .56 0 .56 2 .29 27
5 .86 379,172 0 .57 0 .57 0 .57 0 .57 2 .37 6

Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information:
The Nuveen Multistate Trust I (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of the Nuveen Arizona Municipal Bond Fund (“Arizona”),
Nuveen Colorado Municipal Bond Fund (“Colorado”), Nuveen Maryland Municipal Bond Fund (“Maryland”), Nuveen New Mexico Municipal Bond
Fund (“New Mexico”), Nuveen Pennsylvania Municipal Bond Fund (“Pennsylvania”) and Nuveen Virginia Municipal Bond Fund (“Virginia”) (each a
“Fund” and collectively, the “Funds”). The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.
Current Fiscal Period
: The end of the reporting period for the Funds is November 30, 2025, and the period covered by these Notes to Financial
Statements is the six months ended November 30, 2025 (the "current fiscal period").
Investment Adviser and Sub-Adviser
: The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges:
Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1%
if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class I Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions.
The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit:
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current fiscal period, the custodian fee credit earned by each Fund was as follows:
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Fund
Gross
Custodian Fee
Credits
Arizona
$ —
Colorado
—
Maryland
—
New Mexico
—
Pennsylvania
—
Virginia
—

Indemnifications:
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Interest income, which is recorded on an accrual basis and includes the accretion of discounts and the amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind
(“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Multiclass Operations and Allocations:
 Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to
Financial Statements.
Segment Reporting:
Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker
(“CODM”). The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement
: In December 2023, the FASB issued Accounting Standard Update ("ASU") No. 2023-09, Income Taxes (Topic
740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information.
The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers,

Notes to Financial Statements
(continued)
evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds’
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in these Notes to Financial Statements. The Funds, where applicable, have a receivable for the sale of their interest in Vistra Vision, which is not reflected in the tables above. The carrying value of this receivable approximates fair value. The “Receivable for sale of Vistra Vision interest” is generally classified as Level 2 and further described in these Notes to Financial Statements.
Arizona
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 166,591,384 $ – $ 166,591,384
Short-Term Investments:
Municipal Bonds – 4,400,000 – 4,400,000
Total $ – $ 170,991,384 $ – $ 170,991,384
Colorado
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 458,292,703 $ – $ 458,292,703
Total $ – $ 458,292,703 $ – $ 458,292,703
Maryland
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 236,415,653 $ – $ 236,415,653
Short-Term Investments:
Municipal Bonds – 3,500,000 – 3,500,000
Total $ – $ 239,915,653 $ – $ 239,915,653
New Mexico
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 65,963,036 $ – $ 65,963,036
Short-Term Investments:
Municipal Bonds – 550,000 – 550,000
Total $ – $ 66,513,036 $ – $ 66,513,036
Pennsylvania
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 335,845,929 $ 50 $ 335,845,979
Variable Rate Senior Loan Interests – – 6 6
Total $ – $ 335,845,929 $ 56 $ 335,845,985
Virginia
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 532,458,805 $ – $ 532,458,805
Total $ – $ 532,458,805 $ – $ 532,458,805

4. Portfolio Securities
Inverse Floating Rate Securities:
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more of the Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the current fiscal period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
During the current fiscal period, the Funds did not have any transactions in self-deposited Inverse Floaters and/or externally-deposited Inverse
Floaters.
Zero Coupon Securities:
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Notes to Financial Statements
(continued)
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
Sale of Vistra Vision interests:
On September 18, 2024, Vistra Corp. (“Vistra”) and Nuveen agreed to terms for the sale of the Vistra Vision interest.
In exchange for its interest in Vistra Vision, a Fund will receive proceeds from the sale over a series of payments from Vistra through December
31, 2026. The resulting receivable has been discounted using an effective interest rate of 6.18%. The receivable, net of discount, and related transaction costs are recognized as “Receivable for sale of Vistra Vision interest” and “Payable for Vistra Vision sale transactions costs,” respectively, on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
Arizona
$ 18,829,407 $ 10,553,034
Colorado
27,139,330 26,867,387
Maryland
16,686,663 23,612,379
New Mexico
5,123,813 6,773,035
Pennsylvania
28,930,629 31,879,300
Virginia
35,339,341 24,425,820

6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Six Months Ended
11/30/25
Year Ended
5/31/25
Arizona Shares Value Shares Value
Subscriptions:
Class A 887,715 $8,743,519 1,685,759 $16,994,661
Class C 28,246 278,405 41,754 417,028
Class I 1,515,259 14,961,955 3,280,336 33,262,560
Total subscriptions 2,431,220 23,983,879 5,007,849 50,674,249
Reinvestments of distributions:
Class A 103,591 1,027,500 184,165 1,859,859
Class C 2,870 28,410 5,537 55,872
Class I 104,023 1,032,973 210,734 2,133,415
Total reinvestments of distributions 210,484 2,088,883 400,436 4,049,146
Redemptions:
Class A (591,891) (5,874,593) (1,602,058) (16,111,774)
Class C (80,685) (808,065) (107,076) (1,077,288)
Class I (1,502,291) (14,818,169) (3,135,679) (31,581,978)
Total redemptions (2,174,867) (21,500,827) (4,844,813) (48,771,040)
Net increase (decrease) 466,837 $4,571,935 563,472 $5,952,355
Six Months Ended
11/30/25
Year Ended
5/31/25
Colorado Shares Value Shares Value
Subscriptions:
Class A 1,541,916 $15,097,945 3,790,453 $38,135,485
Class A - automatic conversion of Class C — — 21,774 220,257
Class C 28,570 280,098 50,619 513,954
Class I 5,926,095 58,052,833 10,044,619 101,079,869
Total subscriptions 7,496,581 73,430,876 13,907,465 139,949,565
Reinvestments of distributions:
Class A 295,725 2,903,731 548,622 5,515,638
Class C 7,582 74,325 17,506 175,880
Class I 485,673 4,767,595 966,693 9,716,013
Total reinvestments of distributions 788,980 7,745,651 1,532,821 15,407,531
Redemptions:
Class A (2,586,481) (25,412,134) (3,740,799) (37,609,055)
Class C (105,305) (1,028,909) (292,588) (2,943,736)
Class C - automatic conversion to Class A — — (21,798) (220,257)
Class I (5,779,662) (56,466,684) (11,425,016) (113,906,646)
Total redemptions (8,471,448) (82,907,727) (15,480,201) (154,679,694)
Net increase (decrease) (185,887) $(1,731,200) (39,915) $677,402

Notes to Financial Statements
(continued)
Six Months Ended
11/30/25
Year Ended
5/31/25
Maryland Shares Value Shares Value
Subscriptions:
Class A 507,476 $4,900,604 1,086,092 $10,658,455
Class A - automatic conversion of Class C 1,860 17,769 1,858 18,286
Class C 26,337 250,345 69,716 688,864
Class I 3,136,555 30,132,216 6,996,832 68,318,869
Total subscriptions 3,672,228 35,300,934 8,154,498 79,684,474
Reinvestments of distributions:
Class A 128,120 1,237,768 243,464 2,396,209
Class C 3,458 33,281 7,165 70,285
Class I 175,460 1,694,507 419,823 4,137,353
Total reinvestments of distributions 307,038 2,965,556 670,452 6,603,847
Redemptions:
Class A (851,776) (8,218,474) (1,340,594) (13,187,118)
Class C (63,445) (611,883) (168,954) (1,664,341)
Class C - automatic conversion to Class A (1,867) (17,769) (1,865) (18,286)
Class I (2,669,526) (25,484,816) (9,798,284) (95,535,128)
Total redemptions (3,586,614) (34,332,942) (11,309,697) (110,404,873)
Net increase (decrease) 392,652 $3,933,548 (2,484,747) $(24,116,552)
Six Months Ended
11/30/25
Year Ended
5/31/25
New Mexico Shares Value Shares Value
Subscriptions:
Class A 252,270 $2,395,921 509,177 $4,903,506
Class C 13,400 127,664 9,787 93,990
Class I 395,721 3,757,298 818,025 7,868,279
Total subscriptions 661,391 6,280,883 1,336,989 12,865,775
Reinvestments of distributions:
Class A 51,807 490,841 103,368 993,195
Class C 666 6,323 2,089 20,142
Class I 37,770 359,582 74,269 716,903
Total reinvestments of distributions 90,243 856,746 179,726 1,730,240
Redemptions:
Class A (581,225) (5,513,947) (602,530) (5,802,145)
Class C (16,457) (154,635) (64,045) (617,625)
Class I (485,776) (4,584,744) (714,387) (6,862,368)
Total redemptions (1,083,458) (10,253,326) (1,380,962) (13,282,138)
Net increase (decrease) (331,824) $(3,115,697) 135,753 $1,313,877
Six Months Ended
11/30/25
Year Ended
5/31/25
Pennsylvania Shares Value Shares Value
Subscriptions:
Class A 763,152 $7,588,403 2,212,901 $22,322,103
Class A - automatic conversion of Class C 22,337 222,013 38,693 404,166
Class C 13,938 138,964 96,472 985,520
Class I 2,619,236 26,005,426 6,028,244 61,105,340
Total subscriptions 3,418,663 33,954,806 8,376,310 84,817,129
Reinvestments of distributions:
Class A 231,890 2,318,881 424,924 4,339,618
Class C 8,536 85,020 18,324 186,519
Class I 210,332 2,100,278 535,180 5,469,393
Total reinvestments of distributions 450,758 4,504,179 978,428 9,995,530
Redemptions:
Class A (1,492,617) (14,920,499) (3,075,248) (31,312,123)
Class C (98,572) (983,620) (295,132) (3,011,249)
Class C - automatic conversion to Class A (22,417) (222,013) (38,841) (404,166)
Class I (2,549,806) (25,195,494) (11,664,982) (118,130,567)
Total redemptions (4,163,412) (41,321,626) (15,074,203) (152,858,105)
Net increase (decrease) (293,991) $(2,862,641) (5,719,465) $(58,045,446)

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
Six Months Ended
11/30/25
Year Ended
5/31/25
Virginia Shares Value Shares Value
Subscriptions:
Class A 4,787,572 $48,554,908 3,288,765 $33,933,341
Class A - automatic conversion of Class C 563 5,600 3,165 32,726
Class C 50,166 504,925 135,473 1,400,730
Class I 7,003,156 69,821,714 13,554,914 137,863,131
Total subscriptions 11,841,457 118,887,147 16,982,317 173,229,928
Reinvestments of distributions:
Class A 292,323 2,937,166 552,953 5,681,322
Class C 8,747 87,776 18,558 190,597
Class I 405,725 4,066,975 770,525 7,901,839
Total reinvestments of distributions 706,795 7,091,917 1,342,036 13,773,758
Redemptions:
Class A (5,009,423) (50,701,431) (3,428,885) (35,313,235)
Class C (119,651) (1,193,032) (359,672) (3,689,220)
Class C - automatic conversion to Class A (564) (5,600) (3,168) (32,726)
Class I (6,058,229) (60,150,619) (12,384,015) (125,941,718)
Total redemptions (11,187,867) (112,050,682) (16,175,740) (164,976,899)
Net increase (decrease) 1,360,385 $13,928,382 2,148,613 $22,026,787
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Arizona
$ 172,749,947 $ 1,744,396 $ (3,502,959) $ (1,758,563)
Colorado
458,816,239 4,803,742 (5,327,278) (523,536)
Maryland
242,408,565 3,285,583 (5,778,495) (2,492,912)
New Mexico
67,517,972 549,004 (1,553,940) (1,004,936)
Pennsylvania
355,314,578 3,837,656 (23,306,249) (19,468,593)
Virginia
530,760,580 12,496,989 (10,798,764) 1,698,225

Notes to Financial Statements
(continued)
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees: Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Arizona
$ 605,398 $ — $ — $ (7,729,731) $ (14,061,360) $ — $ (438,557) $ (21,624,250)
Colorado
2,360,606 8,158 — (14,381,956) (44,679,056) — (1,452,944) (58,145,192)
Maryland
1,005,892 50 — (12,745,067) (23,108,474) — (727,486) (35,575,085)
New Mexico
176,509 — — (3,678,679) (5,757,343) — (181,030) (9,440,543)
Pennsylvania
1,935,641 273,274 — (35,050,529) (13,615,405) — (1,033,643) (47,490,662)
Virginia
2,374,042 587 — (16,825,040) (54,568,923) — (1,608,813) (70,628,147)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period May 1, 2025 through May 31, 2025 and paid on June 2, 2025.
Fund Short-Term Long-Term Total
Arizona $ 4,110,643 $ 9,950,717 $ 14,061,360
Colorado 12,884,938 31,794,118 44,679,056
Maryland 6,825,155 16,283,319 23,108,474
New Mexico 1,439,836 4,317,507 5,757,343
Pennsylvania 8,109,125 5,506,280 13,615,405
Virginia 18,322,535 36,246,388 54,568,923
Average Daily Net Assets Arizona Colorado Maryland New Mexico Pennsylvania Virginia
For the first $125 million 0.3500% 0.3500% 0.3500% 0.3500% 0.3500% 0.3500%
For the next $125 million 0.3375 0.3375 0.3375 0.3375 0.3375 0.3375
For the next $250 million 0.3250 0.3250 0.3250 0.3250 0.3250 0.3250
For the next $500 million 0.3125 0.3125 0.3125 0.3125 0.3125 0.3125
For the next $1 billion 0.3000 0.3000 0.3000 0.3000 0.3000 0.3000
For the next $3 billion 0.2750 0.2750 0.2750 0.2750 0.2750 0.2750
For the next $5 billion 0.2500 0.2500 0.2500 0.2500 0.2500 0.2500
For net assets over $10 billion 0.2375 0.2375 0.2375 0.2375 0.2375 0.2375

The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of the end of the current fiscal period, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the following Fund so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table:
Distribution and Service Fees:
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a
0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the "Distributor"), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates:
The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board
("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Complex-Level Fee
Arizona
0.1559%
Colorado
0.1559
Maryland
0.1559
New Mexico
0.1559
Pennsylvania
0.1559
Virginia
0.1559
Fund Expense Cap
Expense Cap
Expiration Date
Maryland 0.57% July 31, 2027
New Mexico 0.64% July 31, 2027
Virginia 0.57% July 31, 2027

Notes to Financial Statements
(continued)
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
Fund
Purchases Sales
Realized
Gain (Loss)
Arizona
$ 2,052,890 $ 696,262 $ (45,387)
Colorado
— — —
Maryland
— — —
New Mexico
— 2,058,980 (6,293)
Pennsylvania
— — —
Virginia
1,329,285 — —
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
Arizona
$ 75,493 $ 73,726
Colorado
100,029 96,244
Maryland
41,822 40,400
New Mexico
11,600 10,874
Pennsylvania
31,945 31,214
Virginia
171,317 167,064
Fund
Commission
Advances
Arizona
$ 65,065
Colorado
74,009
Maryland
32,282
New Mexico
7,395
Pennsylvania
27,852
Virginia
144,567
Fund
12b-1 Fees
Retained
Arizona
$ 1,867
Colorado
1,506
Maryland
1,999
New Mexico
364
Pennsylvania
3,354
Virginia
5,045

9. Borrowing Arrangements
Line of Credit:
The Funds, along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating
Funds have undrawn capacity. The credit facility expires in June 2026, unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the
Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each
Participating Fund.
During the current fiscal period, the following Funds utilized this facility. The Funds’ maximum outstanding balance during the utilization period was as follows:
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the current fiscal period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities,
where applicable.
Fund
CDSC
Retained
Arizona
$ 6,347
Colorado
648
Maryland

New Mexico
2,687
Pennsylvania
38
Virginia
2,378
Fund
Maximum
Outstanding
Balance
Arizona
$ 5,900,000
Colorado
3,000,000
Maryland
—
New Mexico
—
Pennsylvania
3,600,000
Virginia
599,213
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Arizona
5 $ 3,848,196 5.17%
Colorado
4 3,000,000 5.08
Maryland
— — —
New Mexico
— — —
Pennsylvania
8 1,775,000 5.29
Virginia
1 599,213 5.29

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Funds do not pay any remuneration to their officers, but the Funds do reimburse Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, for an allocable portion of Nuveen Fund Advisors, LLC’s cost of the compensation for the Funds’ Chief Compliance Officer. The aggregate remuneration paid to the trustees (all of whom are independent) and to Nuveen Fund Advisors, LLC, the Fund’s investment adviser and an affiliate of the Fund’s officers, by each Fund is reported as “Trustees fees” and “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Multistate Trust I

Date: February 5, 2026	By: /s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: February 5, 2026	By: /s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: February 5, 2026	By: /s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)